UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07607

Morgan Stanley Variable Insurance Fund, Inc.

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2022

Item 1 - Report to Shareholders

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Core Plus Fixed Income Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	17
Investment Advisory Agreement Approval	28
Liquidity Risk Management Program	30
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Expense Example

Core Plus Fixed Income Portfolio

As a shareholder of the Core Plus Fixed Income Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Plus Fixed Income Portfolio Class I	$1,000.00	$886.30	$1,021.62	$2.99	$3.21	0.64%
Core Plus Fixed Income Portfolio Class II	1,000.00	884.50	1,020.38	4.16	4.46	0.89

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.6%)
Agency Adjustable Rate Mortgages (0.0%) (a)
Federal Home Loan Mortgage Corporation, Conventional Pool: 12 Month USD LIBOR + 1.63%, 2.44%, 7/1/45	$20	$20
Federal National Mortgage Association, Conventional Pool: 12 Month USD LIBOR + 1.59%, 1.84%, 12/1/45	11	11
		31
Agency Fixed Rate Mortgages (16.5%)
Federal Home Loan Mortgage Corporation, Gold Pools: 2.00%, 10/1/51	54	46
3.50%, 1/1/44	292	287
4.00%, 12/1/41 - 10/1/44	334	338
5.41%, 7/1/37 - 8/1/37	11	11
5.44%, 1/1/37 - 2/1/38	46	47
5.46%, 5/1/37 - 1/1/38	39	41
5.48%, 8/1/37	10	11
5.50%, 8/1/37 - 11/1/37	47	49
5.52%, 10/1/37	5	5
5.62%, 12/1/36 - 8/1/37	47	48
6.00%, 8/1/37 - 5/1/38	13	14
7.50%, 5/1/35	17	19
8.00%, 8/1/32	11	12
8.50%, 8/1/31	16	17
Federal National Mortgage Association, Conventional Pools: 2.00%, 11/1/51	300	253
2.00%, 3/1/52	300	261
2.50%, 2/1/50	209	188
3.00%, 7/1/49	51	47
3.50%, 7/1/46 - 7/1/49	655	637
4.00%, 11/1/41 - 8/1/49	615	618
4.50%, 8/1/40 - 9/1/48	192	194
5.00%, 7/1/40	45	47
5.62%, 12/1/36	18	18
6.00%, 12/1/38	147	157
6.50%, 11/1/27 - 10/1/38	11	11
7.00%, 6/1/29	3	4
7.50%, 8/1/37	30	34
8.00%, 4/1/33	23	26
8.50%, 10/1/32	25	28
9.50%, 4/1/30	2	2
July TBA: 2.50%, 7/1/52 (b)	1,350	1,214
3.50%, 7/1/52 (b)	4,500	4,329
4.00%, 7/1/52 (b)	1,125	1,110
4.50%, 7/1/52 (b)	1,450	1,456
5.00%, 7/1/52 (b)	1,025	1,046
Government National Mortgage Association, July TBA: 4.00%, 7/20/52 (b)	975	971
	Face Amount (000)	Value (000)
Various Pools: 3.50%, 11/20/40 - 7/20/46	$243	$240
4.00%, 7/15/44	85	87
5.00%, 12/20/48 - 2/20/49	12	12
		13,935
Asset-Backed Securities (12.0%)
AIMCO CLO, Series 2018-B 3 Month USD LIBOR + 1.10%, 2.14%, 1/15/32 (c)(d)	625	610
Allegro CLO XI Ltd., 3 Month USD LIBOR + 1.39%, 2.43%, 1/19/33 (c)(d)	250	245
American Homes 4 Rent Trust, 6.07%, 10/17/52 (c)	490	501
Benefit Street Partners CLO XX Ltd., 3 Month USD LIBOR + 1.17%, 2.21%, 7/15/34 (c)(d)	390	378
Blackbird Capital Aircraft Lease Securitization Ltd., 5.68%, 12/16/41 (c)	356	288
Cologix Data Centers US Issuer LLC, 3.30%, 12/26/51 (c)	225	207
Cologix Canadian US Issuer LLC, 4.94%, 1/25/52 (c)	400	291
Conn's Receivables Funding 2021-A LLC, 2.87%, 5/15/26 (c)	125	121
ELFI Graduate Loan Program 2022-A LLC, 4.51%, 8/26/47	200	200
Falcon Aerospace Ltd., 3.60%, 9/15/39 (c)	187	159
Foundation Finance Trust, 3.86%, 11/15/34 (c)	101	100
FREED ABS Trust, 5.39%, 6/18/26 (c)	272	272
GAIA Aviation Ltd., 7.00%, 12/15/44 (c)	338	235
Goodgreen Trust, 5.53%, 4/15/55 (c)	432	409
JOL Air Ltd., 4.95%, 4/15/44 (c)	227	185
Lunar 2021-1 Structured Aircraft Portfolio Notes, 2.64%, 10/15/46 (c)	317	289
Lunar Aircraft Ltd., 3.38%, 2/15/45 (c)	112	96
Mosaic Solar Loan Trust, 1.92%, 6/20/52 (c)	204	175
New Residential Mortgage LLC, 5.44%, 6/25/25 - 7/25/25 (c)	736	720
Newday Funding Master Issuer PLC, SOFR + 1.50%, 2.28%, 4/15/30 (c)(d)	500	496
NovaStar Mortgage Funding Trust, 1 Month USD LIBOR + 1.06%, 2.68%, 12/25/33 (d)	184	182
NRZ Excess Spread-Collateralized Notes, Class A 3.47%, 11/25/26 (c)	256	240

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Asset-Backed Securities (cont'd)
Octagon Investment Partners 51 Ltd., 3 Month USD LIBOR + 1.15%, 2.21%, 7/20/34 (c)(d)	$900	$871
Oxford Finance Funding LLC, 5.44%, 2/15/27 (c)	198	196
PMT FMSR Issuer Trust, 1 Month USD LIBOR + 3.00%, 4.62%, 3/25/26 (c)(d)	650	642
PNMAC GMSR Issuer Trust, 1 Month USD LIBOR + 2.85%, 4.47%, 2/25/23 (c)(d)	300	298
5.14%, 6/25/27	300	299
5.18%, 5/25/27	300	299
PRET 2021-NPL6 LLC, 2.49%, 7/25/51 (c)	185	173
Sculptor CLO XXVI Ltd., 3 Month USD LIBOR + 1.27%, 2.33%, 7/20/34 (c)(d)	840	805
START Ireland, 4.09%, 3/15/44 (c)	129	119
		10,101
Collateralized Mortgage Obligations — Agency Collateral Series (1.9%)
Federal Home Loan Mortgage Corporation, 1 Month USD LIBOR + 4.35%, 5.47%, 12/25/26 (c)(d)	59	59
1 Month USD LIBOR + 5.25%, 6.37%, 7/25/26 (c)(d)	42	43
IO 2.72%, 1/25/49 (d)	3,665	633
2.75%, 2/25/49 (d)	1,635	284
3.17%, 11/25/36 (d)	475	135
3.57%, 10/25/38 (d)	800	247
IO REMIC 6.00% – 1 Month USD LIBOR, 4.68%, 11/15/43 - 6/15/44 (e)	907	111
IO STRIPS 7.50%, 12/15/29	2	—	@
Federal National Mortgage Association, IO REMIC 6.00%, 5/25/33 - 7/25/33	100	18
IO STRIPS 8.00%, 6/25/35 (d)	7	1
REMIC 7.00%, 9/25/32	17	19
Government National Mortgage Association, IO 0.75%, 8/20/58 (d)	3,290	50
5.00%, 2/16/41	44	8
		1,608
Commercial Mortgage-Backed Securities (6.1%)
BANK 2019-BNK21, IO 0.99%, 10/17/52 (d)	3,656	173
BANK 2020-BNK30, 3.02%, 12/15/53 (d)	725	528
	Face Amount (000)		Value (000)
Citigroup Commercial Mortgage Trust, 3.62%, 12/10/41 (c)(d)		$300	$204
IO 0.87%, 11/10/48 (d)		2,282	45
1.03%, 9/10/58 (d)		4,198	97
Commercial Mortgage Trust, IO 0.04%, 7/10/45 (d)		6,582	1
0.82%, 10/10/47 (d)		2,217	27
1.15%, 7/15/47 (d)		2,461	38
GS Mortgage Securities Trust, 4.88%, 8/10/46 (c)(d)		500	472
IO 0.84%, 9/10/47 (d)		4,249	53
1.37%, 10/10/48		4,615	147
Highways 2021 PLC, 2.47%, 11/18/26	GBP	300	361
Jackson Park Trust, 3.35%, 10/14/39 (c)(d)		$400	300
JP Morgan Chase Commercial Mortgage Securities Trust, IO 0.65%, 4/15/46 (d)		6,000	25
0.72%, 12/15/49 (d)		2,589	50
0.99%, 7/15/47 (d)		4,609	44
JPMBB Commercial Mortgage Securities Trust, IO 1.10%, 8/15/47 (d)		2,809	39
Last Mile Logistics Pan Euro Finance DAC, 1.90%, 8/17/33	EUR	100	100
MF1 2021-W10X, SOFR + 2.82%, 4.10%, 12/15/34 (c)(d)		$475	451
MFT Trust, 3.59%, 2/10/42 (c)(d)		200	160
MKT 2020-525M Mortgage Trust, 3.04%, 2/12/40 (c)(d)		200	139
Multifamily Connecticut Avenue Securities Trust, 1 Month USD LIBOR + 1.95%, 3.57%, 3/25/50 (c)(d)		28	27
Natixis Commercial Mortgage Securities Trust, 1 Month USD LIBOR + 2.20%, 3.52%, 7/15/36 (c)(d)		500	489
4.46%, 1/15/43 (c)(d)		200	174
Real Estate Asset Liquidity Trust, IO 1.17%, 2/12/31 (c)(d)	CAD	3,492	133
SG Commercial Mortgage Securities Trust, 3.85%, 3/15/37 (c)(d)		$450	406
SLG Office Trust, IO 0.26%, 7/15/41 (c)(d)		3,650	64
WFRBS Commercial Mortgage Trust, 4.28%, 5/15/45 (c)(d)		385	368
			5,115

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Corporate Bonds (28.0%)
Finance (10.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	$150	$126
4.13%, 7/3/23	325	322
Australia & New Zealand Banking Group Ltd. 2.57%, 11/25/35 (c)	200	159
Avolon Holdings Funding Ltd. 2.88%, 2/15/25 (c)	275	253
Banco de Credito e Inversiones SA 2.88%, 10/14/31 (c)	225	186
Banco Santander Chile 2.70%, 1/10/25 (c)	150	144
Banco Santander SA 4.18%, 3/24/28	200	191
Bank Hapoalim BM 3.26%, 1/21/32 (c)	225	194
Bank of America Corp., 2.48%, 9/21/36	375	291
2.69%, 4/22/32	175	147
3.85%, 3/8/37	25	22
MTN 4.00%, 1/22/25	610	608
Bank of Ireland Group PLC 2.03%, 9/30/27 (c)	250	218
Bank of Montreal 3.09%, 1/10/37	150	123
Belrose Funding Trust 2.33%, 8/15/30 (c)	100	80
BNP Paribas SA 4.40%, 8/14/28 (c)	300	287
BPCE SA 5.15%, 7/21/24 (c)	300	300
Brown & Brown, Inc. 2.38%, 3/15/31	50	40
Centene Corp. 2.50%, 3/1/31	150	120
Citigroup, Inc., 2.52%, 11/3/32	475	386
5.50%, 9/13/25	150	154
CNO Financial Group, Inc. 5.25%, 5/30/29	95	92
Coinbase Global, Inc. 3.38%, 10/1/28 (c)	110	70
Goldman Sachs Group, Inc. 2.62%, 4/22/32	525	436
Grupo Aval Ltd. 4.38%, 2/4/30 (c)	200	150
HSBC Holdings PLC 4.25%, 3/14/24	425	423
JPMorgan Chase & Co. 1.95%, 2/4/32	125	100
Life Storage LP 2.40%, 10/15/31	125	100
Lloyds Banking Group PLC 4.38%, 3/22/28	300	292
	Face Amount (000)	Value (000)
Macquarie Group Ltd. 2.87%, 1/14/33 (c)	$125	$102
Marsh & McLennan Cos., Inc. 5.88%, 8/1/33	125	137
Nationwide Building Society 4.30%, 3/8/29 (c)	375	359
Oversea-Chinese Banking Corp. Ltd. 1.83%, 9/10/30 (c)	200	185
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 3.88%, 3/1/31 (c)	170	128
Societe Generale SA 2.63%, 1/22/25 (c)	225	214
Sun Communities Operating LP 4.20%, 4/15/32	225	205
SVB Financial Group, 1.80%, 2/2/31	125	96
4.10%, 2/15/31 (f)	100	69
Toronto-Dominion Bank 4.46%, 6/8/32	275	272
United Overseas Bank Ltd. 3.86%, 10/7/32 (c)	325	311
Wells Fargo & Co., 3.07%, 4/30/41	125	97
MTN 2.88%, 10/30/30	200	176
Westpac Banking Corp. 2.67%, 11/15/35	75	60
		8,425
Industrials (15.8%)
Airbnb, Inc. 0.00%, 3/15/26	130	109
Alibaba Group Holding Ltd. 2.13%, 2/9/31	200	166
Altria Group, Inc. 3.40%, 2/4/41	125	83
Amazon.com, Inc. 2.70%, 6/3/60	100	68
American Airlines Inc/AAdvantage Loyalty IP Ltd. 5.75%, 4/20/29 (c)	160	137
Amgen, Inc., 2.80%, 8/15/41	100	74
4.20%, 2/22/52	75	66
Anheuser-Busch InBev Worldwide, Inc. 4.60%, 4/15/48	100	90
AT&T, Inc., 2.55%, 12/1/33	225	183
3.55%, 9/15/55	150	113
BAT Capital Corp. 3.56%, 8/15/27	300	275
Boeing Co. 3.25%, 2/1/35	150	114
BP Capital Markets PLC, 4.38%, 6/22/25 (f)	75	71
4.88%, 3/22/30 (f)	75	66
Burlington Northern Santa Fe LLC 3.30%, 9/15/51	100	80

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, 2/1/32	$50	$38
2.80%, 4/1/31	100	80
3.50%, 3/1/42	300	209
Children's Health System of Texas 2.51%, 8/15/50	175	119
Comcast Corp. 1.95%, 1/15/31	200	167
Crown Castle International Corp. 3.30%, 7/1/30	150	132
Dell International LLC/EMC Corp. 3.45%, 12/15/51 (c)	275	187
Delta Air Lines Pass Through Trust, Series AA 3.20%, 10/25/25	150	145
Dexcom, Inc. 0.25%, 11/15/25 (g)	200	184
Dick's Sporting Goods, Inc. 4.10%, 1/15/52	250	167
DXC Technology Co. 1.80%, 9/15/26	350	315
Enbridge, Inc. 2.50%, 8/1/33	275	223
Energy Transfer LP, 2.90%, 5/15/25	250	238
4.75%, 1/15/26	75	75
Enterprise Products Operating LLC 3.30%, 2/15/53	100	73
Fox Corp. 5.48%, 1/25/39	175	170
Galaxy Pipeline Assets Bidco Ltd. 1.75%, 9/30/27 (c)	290	270
Garda World Security Corp. 4.63%, 2/15/27 (c)	200	172
GE Capital International Funding Co., Unlimited Co. 4.42%, 11/15/35	225	210
General Motors Co., 6.60%, 4/1/36	75	76
6.75%, 4/1/46	75	75
General Motors Financial Co., Inc. 4.35%, 1/17/27	275	264
Georgia-Pacific LLC 2.30%, 4/30/30 (c)	175	152
Gilead Sciences, Inc. 2.80%, 10/1/50	100	70
Global Partners LP/GLP Finance Corp. 7.00%, 8/1/27	80	72
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	50	40
5.38%, 4/15/26	125	123
Grifols SA 2.25%, 11/15/27 (c)	100	88
HCA, Inc. 4.63%, 3/15/52 (c)	50	40
	Face Amount (000)	Value (000)
Hyundai Capital America 1.80%, 1/10/28 (c)	$250	$211
Imperial Brands Finance PLC 3.13%, 7/26/24 (c)	350	339
Intel Corp. 2.80%, 8/12/41	175	134
JBS Finance Luxembourg Sarl 2.50%, 1/15/27 (c)	225	196
Johns Hopkins University, Series A 2.81%, 1/1/60	145	106
Las Vegas Sands Corp. 3.20%, 8/8/24	100	95
Level 3 Financing, Inc. 3.40%, 3/1/27 (c)	175	151
Lions Gate Capital Holdings LLC 5.50%, 4/15/29 (c)	145	113
Macy's Retail Holdings LLC 5.88%, 3/15/30 (c)(g)	80	67
Magallanes, Inc. Co., 4.28%, 3/15/32 (c)	175	157
5.05%, 3/15/42 (c)	100	85
5.14%, 3/15/52 (c)	100	84
Matador Resources Co. 5.88%, 9/15/26	200	193
Mauser Packaging Solutions Holding Co. 7.25%, 4/15/25 (c)	120	105
McLaren Health Care Corp., Series A 4.39%, 5/15/48	150	140
Medline Borrower LP 3.88%, 4/1/29 (c)	150	128
MPLX LP 4.95%, 3/14/52	200	173
NBN Co. Ltd. 2.63%, 5/5/31 (c)	225	192
Netflix, Inc. 3.63%, 5/15/27	100	98
Newcastle Coal Infrastructure Group Pty Ltd. 4.40%, 9/29/27 (c)	275	244
Nissan Motor Co. Ltd. 3.04%, 9/15/23 (c)	275	270
NOVA Chemicals Corp. 4.25%, 5/15/29 (c)(g)	165	129
ONEOK, Inc., 3.10%, 3/15/30	125	108
3.40%, 9/1/29	50	44
Peloton Interactive, Inc. 0.00%, 2/15/26	235	149
Pertamina Persero PT 2.30%, 2/9/31	450	367
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 4/16/29 (c)	200	163
RingCentral, Inc. 0.00%, 3/15/26	125	94
Rockies Express Pipeline LLC 3.60%, 5/15/25 (c)	100	91

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Industrials (cont'd)
Rogers Communications, Inc. 4.55%, 3/15/52 (c)		$175	$154
Sealed Air Corp. 1.57%, 10/15/26 (c)		75	65
Silgan Holdings, Inc. 1.40%, 4/1/26 (c)		200	179
Splunk, Inc. 1.13%, 6/15/27		200	166
Spotify USA, Inc. 0.00%, 3/15/26		140	111
Standard Industries, Inc. 2.25%, 11/21/26 (c)	EUR	125	103
Syngenta Finance NV 4.89%, 4/24/25 (c)		$300	301
T-Mobile USA, Inc. 2.25%, 11/15/31		100	81
Take-Two Interactive Software, Inc. 4.00%, 4/14/32		75	70
Telefonica Emisiones SA 4.10%, 3/8/27		300	294
TotalEnergies SE, Series FP 0.50%, 12/2/22		200	205
Uber Technologies, Inc. 0.00%, 12/15/25 (g)		190	152
Verizon Communications, Inc., 2.65%, 11/20/40		250	184
2.99%, 10/30/56		25	17
Volkswagen Group of America Finance LLC 4.75%, 11/13/28 (c)		275	274
Vontier Corp. 2.40%, 4/1/28		250	211
VTR Finance NV 6.38%, 7/15/28 (c)		200	143
Wayfair, Inc. 0.63%, 10/1/25		285	190
Western Digital Corp. 1.50%, 2/1/24		125	119
			13,314
Utilities (2.2%)
Duke Energy Indiana LLC 2.75%, 4/1/50		83	59
Enel Finance International NV 5.00%, 6/15/32 (c)		200	193
Entergy Louisiana LLC 1.60%, 12/15/30		125	100
Fells Point Funding Trust 3.05%, 1/31/27 (c)		250	231
Jersey Central Power & Light Co. 2.75%, 3/1/32 (c)		150	128
Mississippi Power Co. 3.95%, 3/30/28		275	268
NextEra Energy Capital Holdings, Inc. 3.00%, 1/15/52		150	108
Niagara Mohawk Power Corp. 2.76%, 1/10/32 (c)		300	257
	Face Amount (000)	Value (000)
Northern States Power Co. 2.90%, 3/1/50	$150	$113
NRG Energy, Inc., 3.63%, 2/15/31 (c)	125	98
3.88%, 2/15/32 (c)	30	24
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/31	125	106
Public Service Enterprise Group, Inc. 2.45%, 11/15/31	150	125
Virginia Electric and Power Co. 2.95%, 11/15/51	125	93
		1,903
		23,642
Mortgages — Other (27.8%)
Alternative Loan Trust, 1 Month USD LIBOR + 0.36%, 1.98%, 5/25/47 (d)	77	67
5.50%, 2/25/36	5	3
6.00%, 7/25/37	39	28
PAC 5.50%, 2/25/36	3	2
6.00%, 4/25/36	12	7
BAMLL Commercial Mortgage Securities Trust, SOFR + 3.00%, 4.28%, 1/15/39 (c)(d)	350	332
Banc of America Alternative Loan Trust, 1 Month USD LIBOR + 0.65%, 2.27%, 7/25/46 (d)	103	84
6.36%, 10/25/36	261	88
Banc of America Funding Trust, 5.25%, 7/25/37	15	15
6.00%, 7/25/37	15	12
Bayview MSR Opportunity Master Fund Trust, 3.00%, 11/25/51 (c)	231	207
BPR Trust 2022-SSP, 4.28%, 5/15/39	350	345
Brean Asset Backed Securities Trust, 1.40%, 10/25/63 (c)(d)	250	220
1.75%, 10/25/61 (c)(d)	265	239
BX Trust BX 2022 VAMF, SOFR + 2.70%, 3.98%, 1/15/39 (c)(d)	390	357
CFMT 2021-HB7 LLC, 3.85%, 10/27/31 (c)(d)	350	330
CFMT 2022-HB8 LLC, 3.75%, 4/25/25	300	275
ChaseFlex Trust, 6.00%, 2/25/37	312	152
CIM Trust, 2.50%, 7/1/51 (c)	382	327
2.57%, 7/25/55 (c)	398	382
2.82%, 10/25/61 (c)	257	242
Citigroup Mortgage Loan Trust, 2.50%, 9/25/51 (c)	463	397
COLT 2021-RPL1 Trust, 1.67%, 9/25/61 (c)(d)	169	157

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (cont'd)
Credit Suisse Mortgage Trust, 1 Month USD LIBOR + 3.97%, 5.29%, 4/15/23 (c)(d)		$568	$549
CSFB Mortgage-Backed Pass-Through Certificates, 6.50%, 11/25/35		752	176
Eurosail BV, 3 Month EURIBOR + 1.80%, 1.35%, 10/17/40 (d)	EUR	300	306
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, 2.98%, 1/25/49 (d)		$800	163
3.08%, 1/25/32 (d)		625	132
3.32%, 5/25/32 (d)		1,300	302
3.56%, 7/25/32		775	194
Federal Home Loan Mortgage Corporation, 3.00%, 9/25/45 - 5/25/47		531	506
3.50%, 5/25/45 - 5/25/47		321	315
3.86%, 5/25/45 (c)(d)		1	1
4.00%, 5/25/45		8	7
Flagstar Mortgage Trust, 2.50%, 9/25/51 (c)		386	331
FMC GMSR Issuer Trust, 3.85%, 10/25/26 (c)(d)		300	269
Freddie Mac STACR REMIC Trust, SOFR30A + 2.20%, 3.13%, 5/25/42 (c)(d)		191	189
GCAT 2022-NQM3 Trust, 4.35%, 4/25/67		525	515
GSR Mortgage Loan Trust, 5.75%, 1/25/37		79	58
Headlands Residential 2021-RPL1 LLC, 2.49%, 9/25/26 (c)(d)		350	327
Hundred Acre Wood Trust, 2.50%, 10/25/51 (c)		916	789
Imperial Fund Mortgage Trust, 2.09%, 1/25/57 (c)(d)		500	429
2.49%, 2/25/67 (c)		288	273
JP Morgan Alternative Loan Trust, 6.00%, 12/25/35		32	25
JP Morgan Mortgage Trust, 3.36%, 6/25/37 (d)		29	24
6.00%, 6/25/37		4	11
Legacy Mortgage Asset Trust, 3.25%, 2/25/60 (c)		354	346
Lehman Mortgage Trust, 6.50%, 9/25/37		623	252
LHOME Mortgage Trust, 3.23%, 10/25/24 (c)		73	73
Life Mortgage Trust, SOFR + 2.09%, 3.37%, 5/15/39 (c)(d)		175	169
Natixis Commercial Mortgage Securities Trust, 1 Month USD LIBOR + 1.70%, 3.02%, 8/15/38 (c)(d)		325	307
PMC PLS ESR Issuer LLC, 5.11%, 2/25/27 (c)		313	303
	Face Amount (000)		Value (000)
Preston Ridge Partners LLC, 1.74%, 9/25/26 (c)(d)		$227	$212
2.36%, 10/25/26 (c)		249	235
2.49%, 11/25/26 (c)		336	317
5.00%, 3/25/27 (c)		312	306
5.56%, 6/25/27		300	295
RALI Trust, 6.00%, 4/25/36 - 1/25/37		24	21
Rate Mortgage Trust, 2.50%, 11/25/51 (c)		531	456
Residential Asset Securitization Trust, 6.00%, 7/25/36		20	13
Sage AR Funding PLC (SGSHR) No. 1, 2.83%, 11/17/51 (d)	GBP	400	457
Seasoned Credit Risk Transfer Trust, 3.00%, 7/25/56 - 5/25/60		$4,182	3,979
4.00%, 7/25/56 (d)		226	224
4.00%, 8/25/58 - 2/25/59		356	356
4.25%, 5/25/60 (c)(d)		600	561
4.50%, 6/25/57		627	638
4.75%, 7/25/56 - 6/25/57 (c)(d)		700	670
Stanwich Mortgage Loan Co. LLC, 2.74%, 10/16/26 (c)		289	277
Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85%, 3.47%, 5/25/47 (c)(d)		866	824
Taubman Centers Commercial Mortgage Trust, SOFR + 2.19%, 3.46%, 5/15/37 (c)(d)		450	439
TVC Mortgage Trust, 3.47%, 9/25/24 (c)		112	112
United Wholesale Mortgage Trust, 2.50%, 8/25/51 (c)		483	413
2.50% 11/25/51 (c)		356	306
Vita Scientia 2022-1 DAC, 3 Month EURIBOR + 2.49%, 2.49%, 8/27/25 (c)(d)	EUR	250	249
VMC Finance 2021-HT1 LLC, 1 Month USD LIBOR + 1.65%, 3.26%, 1/18/37 (c)(d)		$344	338
VOLT CV LLC, 2.49%, 11/27/51 (c)		178	166
			23,473
Municipal Bonds (1.6%)
Chicago O'Hare International Airport, IL, O'Hare International Airport Revenue Series 2010B 6.40%, 1/1/40		115	138
City of New York, NY, Series G-1 5.97%, 3/1/36		245	279
Illinois State Toll Highway Authority, IL, Highway Revenue, Build America Bonds Series A 6.18%, 1/1/34		705	814

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Municipal Bonds (cont'd)
University of Michigan, MI, Series A 4.45%, 4/1/22		$170	$156
			1,387
Sovereign (4.4%)
Australia Government Bond, 1.25%, 5/21/32	AUD	825	457
Dominican Republic International Bond, 5.88%, 1/30/60 (c)		$225	154
Ecuador Government International Bond, 0.50%, 7/31/40 (c)(h)		62	26
Egypt Government International Bond, 6.38%, 4/11/31 (c)		200	132
7.50%, 2/16/61 (c)		200	112
Export-Import Bank of India, 3.25%, 1/15/30 (c)(g)		200	174
Hellenic Republic Government Bond, 2.00%, 4/22/27 (c)	EUR	143	145
Italy Buoni Poliennali Del Tesoro, 0.65%, 10/28/27 (c)		606	631
Ivory Coast Government International Bond, 4.88%, 1/30/32 (c)		$125	95
Nigeria Government International Bond, 9.25%, 1/21/49 (c)		200	136
Petroleos Mexicanos, 6.70%, 2/16/32		388	297
6.95%, 1/28/60		55	34
Philippine Government International Bond, 4.20%, 3/29/47		200	176
Republic of Nigeria, 8.38%, 3/24/29 (c)		200	153
Republic of South Africa Government Bond, 8.25%, 3/31/32	ZAR	12,298	633
Republic of South Africa Government International Bond, 5.88%, 4/20/32		$200	171
Senegal Government International Bond, 6.25%, 5/23/33 (c)		200	154
			3,680
Supranational (0.3%)
Banque Ouest Africaine de Developpement 4.70%, 10/22/31 (c)		350	291
Total Fixed Income Securities (Cost $91,018)			83,263
	Shares
Short-Term Investments (13.9%)
Investment Company (9.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $8,132)		8,132,018	8,132
	Shares	Value (000)
Securities held as Collateral on Loaned Securities (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $1,369)	1,369,225	$1,369
	Face Amount (000)
U.S. Treasury Securities (2.7%)
U.S. Treasury Bill, 1.40%, 10/27/22 (i)(j)	$833	828
U.S. Treasury Notes, 0.13%, 12/31/22 (g)	1,000	988
0.50%, 3/15/23	450	443
Total U.S. Treasury Securities (Cost $2,273)		2,259
Total Short-Term Investments (Cost $11,774)		11,760
Total Investments (112.5%) (Cost $102,792) Including $1,699 of Securities Loaned (k)(l)		95,023
Liabilities in Excess of Other Assets (–12.5%)		(10,544)
Net Assets (100.0%)		$84,479

(a)  Amount is less than 0.05%.

(b)  Security is subject to delayed delivery.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Floating or variable rate securities: The rates disclosed are as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(e)  Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2022.

(f)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2022.

(g)  All or a portion of this security was on loan at June 30, 2022.

(h)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2022. Maturity date disclosed is the ultimate maturity date.

(i)  Rate shown is the yield to maturity at June 30, 2022.

(j)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(k)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.

(l)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $740,000 and the aggregate gross unrealized depreciation is approximately $8,543,000, resulting in net unrealized depreciation of approximately $7,803,000.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

CLO  Collateralized Loan Obligation.

EURIBOR  Euro Interbank Offered Rate.

IO  Interest Only.

LIBOR  London Interbank Offered Rate.

MTN  Medium Term Note.

PAC  Planned Amortization Class.

REMIC  Real Estate Mortgage Investment Conduit.

SOFR  Secured Overnight Financing Rate.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

USD  United States Dollar.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2022:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia & New Zealand Banking Group Ltd.		$1		CAD	2		8/19/22	$	(—	@)
Bank of America NA	EGP	980			$51		8/18/22		1
Barclays Bank PLC		$118		EUR	111		8/19/22		(1)
BNP Paribas SA		$53		EGP	980		8/18/22		(2)
BNP Paribas SA	CNY	4,393			$644		8/19/22		(12)
BNP Paribas SA		$230		CNY	1,537		8/19/22		(—	@)
HSBC Bank PLC	CAD	—	@		$—	@	8/19/22		—	@
JPMorgan Chase Bank NA	AUD	595			$412		8/19/22		2
JPMorgan Chase Bank NA	AUD	83			$58		8/19/22		1
JPMorgan Chase Bank NA	EUR	252			$266		8/19/22		1
JPMorgan Chase Bank NA	GBP	1,064			$1,304		8/19/22		8
JPMorgan Chase Bank NA		$4		CAD	5		8/19/22		—	@
JPMorgan Chase Bank NA		$26		EUR	25		8/19/22		(1)
JPMorgan Chase Bank NA		$3		GBP	3		8/19/22		(—	@)
JPMorgan Chase Bank NA		$252		GBP	206		8/19/22		(1)
JPMorgan Chase Bank NA	ZAR	10,797			$659		8/19/22		(2)
Standard Chartered Bank	EUR	94			$99		8/19/22		(—	@)
State Street Bank and Trust Co.		$209		MXN	4,235		8/19/22		(1)
UBS AG	CAD	577			$447		8/19/22		(2)
UBS AG	EUR	1,535			$1,626		8/19/22		13
UBS AG	GBP	2			$2		7/5/22		(—	@)
UBS AG		$2		GBP	2		8/19/22		—	@
									$4

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2022:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note	12	Sep-22	$1,200	$1,422	$(20)
U.S. Treasury 5 yr. Note	45	Sep-22	4,500	5,051	65
U.S. Treasury Long Bond	39	Sep-22	3,900	5,407	(24)
U.S. Treasury Ultra Bond	35	Sep-22	3,500	5,402	(147)

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Futures Contracts (cont'd):

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Short:
Euro-Buxl 30yr. Bond	1	Sep-22	EUR	(100)	$(172)	$18
Euro OAT	2	Sep-22		(200)	(290)	11
German Euro BTP	3	Sep-22		(300)	(387)	14
German Euro Bund	1	Sep-22		(100)	(156)	5
Japan 10 yr. Bond	1	Sep-22	JPY	(100,000)	(1,095)	5
U.S. Treasury 10 yr. Ultra Note	16	Sep-22		$(1,600)	(2,038)	10
U.S. Treasury 2 yr. Note	14	Sep-22		(2,800)	(2,940)	(17)
						$(80)

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at June 30, 2022:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Received (000)	Unrealized Appreciation (000)
Morgan Stanley & Co. LLC* CDX.NA.HY.38	NR	Buy	5.00%	Quarterly	6/20/27	$869	$25	$(19)	$44

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at June 30, 2022:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.50%	Quarterly/ Quarterly	5/9/27	$3,100	$(2)	$—	$(2)

@  Value is less than $500.

*  Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

†  Credit rating as issued by Standard & Poor's.

BTP  Buoni del Tesoro Poliennali.

OAT  Obligations Assimilables du Trésor (Treasury Obligation).

NR  Not rated.

AUD  — Australian Dollar

CAD  — Canadian Dollar

CNY  — Chinese Yuan Renminbi

EGP  — Egyptian Pound

EUR  — Euro

GBP  — British Pound

JPY  — Japanese Yen

MXN  — Mexican Peso

USD  — United States Dollar

ZAR  — South African Rand

Portfolio Composition**

Classification	Percentage of Total Investments
Mortgages — Other	25.1%
Agency Fixed Rate Mortgages	14.9
Industrials	14.2
Short-Term Investments	11.1
Asset-Backed Securities	10.8
Other***	9.5
Finance	9.0
Commercial Mortgage-Backed Securities	5.4
Total Investments	100.0	%****

**  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2022.

***  Industries and/or investment types representing less than 5% of total investments.

****  Does not include open long/short futures contracts with a value of approximately $24,360,000 and net unrealized depreciation of approximately $80,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $4,000. Also does not include open swap agreements with net unrealized appreciation of approximately $42,000.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $93,291)	$85,522
Investment in Security of Affiliated Issuer, at Value (Cost $9,501)	9,501
Total Investments in Securities, at Value (Cost $102,792)	95,023
Receivable for Variation Margin on Futures Contracts	651
Interest Receivable	562
Cash	159
Foreign Currency at Value (Cost $83)	83
Due from Broker	75
Receivable for Investments Sold	44
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	26
Receivable from Affiliate	7
Tax Reclaim Receivable	4
Receivable for Variation Margin on Swap Agreements	4
Receivable for Fund Shares Sold	—	@
Receivable from Securities Lending Income	—	@
Other Assets	19
Total Assets	96,657
Liabilities:
Payable for Investments Purchased	10,365
Collateral on Securities Loaned, at Value	1,369
Payable for Fund Shares Redeemed	194
Payable for Professional Fees	44
Payable for Servicing Fees	35
Deferred Capital Gain Country Tax	31
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	22
Payable for Custodian Fees	19
Payable for Advisory Fees	8
Payable for Administration Fees	6
Payable for Transfer Agency Fees	2
Payable for Distribution Fees — Class II Shares	2
Other Liabilities	81
Total Liabilities	12,178
NET ASSETS	$84,479
Net Assets Consist of:
Paid-in-Capital	$90,059
Total Accumulated Loss	(5,580)
Net Assets	$84,479
CLASS I:
Net Assets	$70,593
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,607,714 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.28
CLASS II:
Net Assets	$13,886
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,486,048 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.34
(1) Including:
Securities on Loan, at Value:	$1,699

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $1 of Foreign Taxes Withheld)	$1,631
Dividends from Security of Affiliated Issuer (Note H)	16
Income from Securities Loaned — Net	2
Total Investment Income	1,649
Expenses:
Advisory Fees (Note B)	171
Professional Fees	80
Servicing Fees (Note D)	61
Administration Fees (Note C)	36
Pricing Fees	27
Custodian Fees (Note G)	21
Distribution Fees — Class II Shares (Note E)	19
Shareholder Reporting Fees	18
Transfer Agency Fees (Note F)	5
Directors' Fees and Expenses	3
Other Expenses	9
Total Expenses	450
Waiver of Advisory Fees (Note B)	(135)
Rebate from Morgan Stanley Affiliate (Note H)	(3)
Net Expenses	312
Net Investment Income	1,337
Realized Gain (Loss):
Investments Sold	(2,604)
Foreign Currency Forward Exchange Contracts	254
Foreign Currency Translation	(2)
Futures Contracts	(1,458)
Swap Agreements	(4)
Net Realized Loss	(3,814)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $2)	(8,752)
Foreign Currency Forward Exchange Contracts	9
Foreign Currency Translation	(1)
Futures Contracts	(109)
Swap Agreements	42
Net Change in Unrealized Appreciation (Depreciation)	(8,811)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(12,625)
Net Decrease in Net Assets Resulting from Operations	$(11,288)

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,337	$3,165
Net Realized Gain (Loss)	(3,814)	1,853
Net Change in Unrealized Appreciation (Depreciation)	(8,811)	(6,061)
Net Decrease in Net Assets Resulting from Operations	(11,288)	(1,043)
Dividends and Distributions to Shareholders:
Class I	—	(8,987)
Class II	—	(1,617)
Total Dividends and Distributions to Shareholders	—	(10,604)
Capital Share Transactions:(1)
Class I:
Subscribed	2,088	18,715
Distributions Reinvested	—	8,987
Redeemed	(7,673)	(19,863)
Class II:
Subscribed	594	13,539
Distributions Reinvested	—	1,617
Redeemed	(1,497)	(90,146)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(6,488)	(67,151)
Total Decrease in Net Assets	(17,776)	(78,798)
Net Assets:
Beginning of Period	102,255	181,053
End of Period	$84,479	$102,255
(1) Capital Share Transactions:
Class I:
Shares Subscribed	212	1,680
Shares Issued on Distributions Reinvested	—	855
Shares Redeemed	(774)	(1,788)
Net Increase (Decrease) in Class I Shares Outstanding	(562)	747
Class II:
Shares Subscribed	57	1,183
Shares Issued on Distributions Reinvested	—	152
Shares Redeemed	(153)	(7,806)
Net Decrease in Class II Shares Outstanding	(96)	(6,471)

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$10.47		$11.72		$11.31		$10.63		$10.98		$10.67
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.14		0.26		0.28		0.35		0.34		0.34
Net Realized and Unrealized Gain (Loss)	(1.33)		(0.29)		0.58		0.79		(0.41)		0.32
Total from Investment Operations	(1.19)		(0.03)		0.86		1.14		(0.07)		0.66
Distributions from and/or in Excess of:
Net Investment Income	—		(0.46)		(0.33)		(0.46)		(0.28)		(0.35)
Net Realized Gain	—		(0.76)		(0.12)		—		—		—
Total Distributions	—		(1.22)		(0.45)		(0.46)		(0.28)		(0.35)
Net Asset Value, End of Period	$9.28		$10.47		$11.72		$11.31		$10.63		$10.98
Total Return(2)	(11.37	)%(6)	(0.32)%		7.80%		10.88	%(3)	(0.65)%		6.24%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$70,593		$85,556		$86,993		$92,157		$70,476		$79,752
Ratio of Expenses Before Expense Limitation	0.95	%(7)	0.82%		0.75%		0.77%		0.76%		0.76%
Ratio of Expenses After Expense Limitation	0.64	%(4)(7)	0.67	%(4)(5)	0.68	%(4)	0.69	%(4)	0.68	%(4)	0.68	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.68	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income	2.98	%(4)(7)	2.35	%(4)	2.47	%(4)	3.16	%(4)	3.12	%(4)	3.10	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.02%		0.01%		0.02%		0.02%
Portfolio Turnover Rate	115	%(6)	399%		296%		231%		220%		277%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Performance was positively impacted by approximately 0.10% due to the receipt of proceeds from the settlement of class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 10.78%.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.65% for Class I shares. Prior to July 1, 2021, the maximum ratio was 0.70% for Class I shares.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Financial Highlights

Core Plus Fixed Income Portfolio

	Class II
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$10.56		$11.68		$11.27		$10.59		$10.94		$10.64
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.13		0.24		0.25		0.32		0.31		0.31
Net Realized and Unrealized Gain (Loss)	(1.35)		(0.30)		0.58		0.79		(0.41)		0.31
Total from Investment Operations	(1.22)		(0.06)		0.83		1.11		(0.10)		0.62
Distributions from and/or in Excess of:
Net Investment Income	—		(0.30)		(0.30)		(0.43)		(0.25)		(0.32)
Net Realized Gain	—		(0.76)		(0.12)		—		—		—
Total Distributions	—		(1.06)		(0.42)		(0.43)		(0.25)		(0.32)
Net Asset Value, End of Period	$9.34		$10.56		$11.68		$11.27		$10.59		$10.94
Total Return(2)	(11.55	)%(6)	(0.54)%		7.55%		10.61	%(3)	(0.91)%		5.89%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,886		$16,699		$94,060		$95,952		$91,733		$111,585
Ratio of Expenses Before Expense Limitation	1.20	%(7)	1.07%		1.00%		1.02%		1.01%		1.01%
Ratio of Expenses After Expense Limitation	0.89	%(4)(7)	0.92	%(4)(5)	0.93	%(4)	0.94	%(4)	0.93	%(4)	0.93	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.93	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income	2.73	%(4)(7)	2.10	%(4)	2.22	%(4)	2.91	%(4)	2.87	%(4)	2.85	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.02%		0.01%		0.02%		0.02%
Portfolio Turnover Rate	115	%(6)	399%		296%		231%		220%		277%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Performance was positively impacted by approximately 0.10% due to the receipt of proceeds from the settlement of class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class II shares would have been approximately 10.51%.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class II shares. Prior to July 1, 2021, the maximum ratio was 0.95% for Class II shares.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Fund seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$31	$—	$31
Agency Fixed Rate Mortgages	—	13,935	—	13,935
Asset-Backed Securities	—	10,101	—	10,101
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,608	—	1,608
Commercial Mortgage- Backed Securities	—	5,115	—	5,115
Corporate Bonds	—	23,642	—	23,642
Mortgages - Other	—	23,473	—	23,473
Municipal Bonds	—	1,387	—	1,387
Sovereign	—	3,680	—	3,680
Supranational	—	291	—	291
Total Fixed Income Securities	—	83,263	—	83,263
Short-Term Investments
Investment Company	9,501	—	—	9,501
U.S. Treasury Securities	—	2,259	—	2,259
Total Short-Term Investments	9,501	2,259	—	11,760
Foreign Currency Forward Exchange Contracts	—	26	—	26
Futures Contracts	128	—	—	128
Credit Default Swap Agreement	—	44	—	44
Total Assets	9,629	85,592	—	95,221
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(22)	—	(22)
Futures Contracts	(208)	—	—	(208)
Interest Rate Swap Agreement	—	(2)	—	(2)
Total Liabilities	(208)	(24)	—	(232)
Total	$9,421	$85,568	$—	$94,989

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.
18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses)

when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

The Fund may enter into interest rate swaps which is an agreement between two parties to exchange their respective commitments to pay or receive interest. Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate swaps is typically limited to the net amount of interest payments that the Fund is contractually obligated to make.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2022:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$26
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	128	(a)
Swap Agreement	Variation Margin on Swap Agreement	Credit Risk	44	(a)
Total			$198
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(22)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(208	)(a)
Swap Agreement	Variation Margin on Swap Agreement	Interest Rate Risk	(2	)(a)
Total			$(232)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2022 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$254
Interest Rate Risk	Futures Contracts	(1,458)
Credit Risk	Swap Agreement	(4)
Total		$(1,208)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$9
Interest Rate Risk	Futures Contracts	(109)
Credit Risk	Swap Agreement	44
Interest Rate Risk	Swap Agreement	(2)
Total		$(58)

At June 30, 2022, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$26	$(22)

(b)  Excludes exchange-traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the

22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Bank of America NA	$1		$—	$—	$1
HSBC Bank PLC	—	@	—	—	—	@
JPMorgan Chase Bank NA	12		(4)	—	8
UBS AG	13		(2)	—	11
Total	$26		$(6)	$—	$20
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Australia & New Zealand Banking Group Ltd.	$—	@	$—	$—	$—	@
Barclays Bank PLC	1		—	—	1
BNP Paribas SA	14		—	—	14
JPMorgan Chase Bank NA	4		(4)	—	0
Standard Chartered Bank	—	@	—	—	—	@
State Street Bank and Trust Co.	1		—	—	1
UBS AG	2		(2)	—	0
Total	$22		$(6)	$—	$16

@ Amount is less than $500.

For the six months ended June 30, 2022, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$9,584,000
Futures Contracts:
Average monthly notional value	$31,862,000
Swap Agreements:
Average monthly notional amount	$592,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$1,699	(d)	$—	$(1,699	)(e)(f)	$0

(d)  Represents market value of loaned securities at period end.

(e)  The Fund received cash collateral of approximately $1,369,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $368,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2022:

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Corporate Bonds	$360	$—	$—	$—	$360
U.S. Treasury Security	1,009	—	—	—	1,009
Total Borrowings	$1,369	$—	$—	$—	$1,369
Gross amount of recognized liabilities for securities lending transactions					$1,369

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date net of applicable withholding taxes. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.375%	0.30%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.07% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses,

24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.65% for Class I shares and 0.90% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $135,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $17,074,000 and $26,435,000, respectively. For the six months ended June 30, 2022, purchases and sales of long-term U.S. Government securities were approximately $87,411,000 and $84,292,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$8,555	$43,411	$42,465	$16
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$9,501

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible

25

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$8,540	$2,064	$6,132	$507

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2021.

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$3,240	$1,507

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 35.6%.

L. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

26

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

M. LIBOR Discontinuance or Unavailability Risk: LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The Financial Conduct Authority (the "FCA"), which is the regulatory authority that oversees financial services firms, financial markets in the U.K. and the administrator of LIBOR, has announced that, after the end of 2021, one-week and two-month U.S. Dollar LIBOR and all non-U.S. Dollar LIBOR settings have either ended or are no longer representative of the underlying market they seek to measure. The FCA also announced that the most commonly used U.S. Dollar LIBOR settings, may continue to be provided on a representative basis until mid-2023. However, in connection with supervisory guidance from regulators, some regulated entities may no longer enter into most new LIBOR-based contracts. As a result of the foregoing, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain derivatives and other instruments or investments comprising some or all of the Fund's portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to establish new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund's investments and result in costs incurred in connection with closing out positions and entering into new trades.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Although state and federal statutes have been enacted to address difficult LIBOR transition issues, the application and effect of these statutes are uncertain. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR is still developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions develops. All of the aforementioned may adversely affect the Fund's performance or NAV.

N. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	113,375,219	4,792,054
Nancy C. Everett	113,605,585	4,561,688
Eddie A. Grier	113,188,820	4,978,453
Jakki L. Haussler	113,619,810	4,547,463
Patricia A. Maleski	113,689,242	4,478,031

27

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and five-year periods but below its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's management fee was lower than its peer group average and the Fund's total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance and management fee were competitive with its peer group average and (ii) total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

28

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

29

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

30

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFCPFISAN
4869981 EXP 08.31.23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Discovery Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Expense Example	2
Consolidated Portfolio of Investments	3
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	7
Consolidated Statements of Changes in Net Assets	8
Consolidated Financial Highlights	9
Notes to Consolidated Financial Statements	11
Investment Advisory Agreement Approval	23
Liquidity Risk Management Program	25
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Expense Example

Discovery Portfolio

As a shareholder of the Discovery Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Discovery Portfolio Class I	$1,000.00	$430.20	$1,020.08	$3.37	$4.76	0.95%
Discovery Portfolio Class II	1,000.00	430.20	1,019.59	3.72	5.26	1.05

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (91.6%)
Biotechnology (0.5%)
Intellia Therapeutics, Inc. (a)	13,526	$700
Chemicals (0.4%)
Ginkgo Bioworks Holdings, Inc. (a)	225,752	537
Commercial Services & Supplies (0.2%)
Aurora Innovation, Inc. (a)	129,934	248
Consumer Finance (1.1%)
Upstart Holdings, Inc. (a)(b)	48,161	1,523
Entertainment (4.4%)
ROBLOX Corp., Class A (a)	192,414	6,323
Health Care Providers & Services (8.2%)
Agilon Health, Inc. (a)	486,061	10,611
Guardant Health, Inc. (a)	29,849	1,204
		11,815
Health Care Technology (7.9%)
Doximity, Inc., Class A (a)	208,168	7,248
GoodRx Holdings, Inc., Class A (a)	332,583	1,969
Veeva Systems, Inc., Class A (a)	11,026	2,184
		11,401
Information Technology Services (24.7%)
Adyen NV (Netherlands) (a)	2,572	3,712
Affirm Holdings, Inc. (a)	248,966	4,496
Cloudflare, Inc., Class A (a)	173,894	7,608
MongoDB, Inc. (a)	36,539	9,482
Shopify, Inc., Class A (Canada) (a)	63,200	1,974
Snowflake, Inc., Class A (a)	58,423	8,124
		35,396
Interactive Media & Services (4.3%)
ZoomInfo Technologies, Inc., Class A (a)	184,749	6,141
Internet & Direct Marketing Retail (11.9%)
Chewy, Inc., Class A (a)	145,505	5,052
Coupang, Inc. (a)	203,407	2,593
DoorDash, Inc., Class A (a)	108,972	6,993
Farfetch Ltd., Class A (a)	131,945	945
Wayfair, Inc., Class A (a)	35,495	1,546
		17,129
Leisure Products (1.4%)
Peloton Interactive, Inc., Class A (a)	212,530	1,951
Life Sciences Tools & Services (1.4%)
10X Genomics, Inc., Class A (a)	45,099	2,041
Pharmaceuticals (6.6%)
Royalty Pharma PLC, Class A (United Kingdom)	223,909	9,413
Road & Rail (1.4%)
Grab Holdings Ltd., Class A (Singapore) (a)	794,339	2,010
	Shares	Value (000)
Software (16.9%)
Bill.Com Holdings, Inc. (a)	54,022	$5,939
Cipher Mining, Inc. (a)	202,446	277
Datadog, Inc., Class A (a)	78,864	7,511
MicroStrategy, Inc., Class A (a)(b)	2,554	420
Trade Desk, Inc., Class A (a)	166,733	6,984
Unity Software, Inc. (a)	85,631	3,153
		24,284
Specialty Retail (0.3%)
Carvana Co. (a)	17,942	405
Total Common Stocks (Cost $228,244)		131,317
Preferred Stock (1.5%)
Software (1.5%)
Databricks, Inc. (a)(c)(d) (acquisition cost — $2,666; acquired 8/31/21) Cost ($2,666)	12,093	2,105
Investment Company (0.7%)
Grayscale Bitcoin Trust (a) (Cost $3,877)	87,968	1,061
	No. of Warrants
Warrant (0.0%) (e)
Chemicals (0.0%) (e)
Ginkgo Bioworks Holdings, Inc. expires 12/31/27 (a) (Cost $55)	16,415	9
	Shares
Short-Term Investments (7.6%)
Securities held as Collateral on Loaned Securities (1.2%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	1,424,839	1,425
	Face Amount (000)
Repurchase Agreements (0.2%)
HSBC Securities USA, Inc., (1.50%, dated 6/30/22, due 7/1/22; proceeds $111; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 2/15/23 - 5/15/32; valued at $114)	$111	111
Merrill Lynch & Co., Inc., (1.46%, dated 6/30/22, due 7/1/22; proceeds $216; fully collateralized by a U.S. Government obligation; 1.63% due 5/15/31; valued at $220)	216	216
		327
Total Securities held as Collateral on Loaned Securities (Cost $1,752)		1,752

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

	Shares	Value (000)
Investment Company (6.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $9,173)	9,173,357	$9,173
Total Short-Term Investments (Cost $10,925)		10,925
Total Investments Excluding Purchased Options (101.4%) (Cost $245,767)		145,417
Total Purchased Options Outstanding (0.1%) (Cost $1,192)		86
Total Investments (101.5%) (Cost $246,959) Including $1,753 of Securities Loaned (f)(g)(h)		145,503
Liabilities in Excess of Other Assets (–1.5%)		(2,164)
Net Assets (100.0%)		$143,339

The Fund had the following Derivative Contract — PIPE — Open at June 30, 2022:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Social Capital Suvretta Holdings Corp.III	ProKidney, LP (a)(c)(d)(i)(j)	$790,840	12/30/2022	$(114)	(0.08)%

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2022.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at June 30, 2022 amounts to approximately $1,991,000 and represents 1.4% of net assets.

(d)  At June 30, 2022, the Fund held a fair valued security and derivative contract at approximately $1,991,000, representing 1.4% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  Amount is less than 0.05%.

(f)  The approximate fair value and percentage of net assets, $3,712,000 and 2.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Consolidated Financial Statements.

(g)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,386,000 and the aggregate gross unrealized depreciation is approximately $106,956,000, resulting in net unrealized depreciation of approximately $101,570,000.

(h)  Securities are available for collateral in connection with a derivative contract - PIPE and purchased options.

(i)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 79,084 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between ProKidney, LP and Social Capital Suvretta Holdings Corp.III, a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Social Capital Suvretta Holdings Corp.III and ProKidney, LP, and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Social Capital Suvretta Holdings Corp.III and ProKidney, LP. The investment is restricted from resale until the settlement date.

(j)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

PIPE  Private Investment in Public Equity.

SPAC  Special Purpose Acquisition Company.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov-22	85,198,084	$85,198	$84		$409	$(325)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul-22	85,091,612	85,092	1		397	(396)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug-22	37,813,460	37,813	1		257	(256)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul-22	24,370,551	24,371	—	@	129	(129)
							$86		$1,192	$(1,106)

@  Value is less than $500.

CNH  — Chinese Yuan Renminbi Offshore

USD  — United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Information Technology Services	24.6%
Software	18.4
Others**	16.0
Internet & Direct Marketing Retail	11.9
Health Care Providers & Services	8.2
Health Care Technology	7.9
Pharmaceuticals	6.6
Short-Term Investments	6.4
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2022.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open PIPE contract with unrealized depreciation of approximately $114,000.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Discovery Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $236,361)	$134,905
Investment in Security of Affiliated Issuer, at Value (Cost $10,598)	10,598
Total Investments in Securities, at Value (Cost $246,959)	145,503
Foreign Currency, at Value (Cost $1)	1
Cash from Securities Lending	95
Receivable for Fund Shares Sold	434
Receivable from Securities Lending Income	36
Receivable from Affiliate	6
Other Assets	21
Total Assets	146,096
Liabilities:
Collateral on Securities Loaned, at Value	1,847
Due to Broker	330
Payable for Advisory Fees	246
Unrealized Depreciation on Derivative Contract — PIPE	114
Payable for fund shares redeemed	68
Payable for Servicing Fees	55
Payable for Professional Fees	52
Payable for Custodian Fees	14
Payable for Administration Fees	10
Payable for Distribution Fees — Class II Shares	10
Payable for Transfer Agency Fees	2
Other Liabilities	9
Total Liabilities	2,757
NET ASSETS	$143,339
Net Assets Consist of:
Paid-in-Capital	$240,656
Total Accumulated Loss	(97,317)
Net Assets	$143,339
CLASS I:
Net Assets	$25,510
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,482,294 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.33
CLASS II:
Net Assets	$117,829
Net Asset Value, Offering and Redemption Price Per Share Applicable to 17,087,995 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$6.90
(1) Including:
Securities on Loan, at Value:	$1,753

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Discovery Portfolio

Consolidated Statement of Operations	Year Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$90
Income from Securities Loaned — Net	73
Dividends from Security of Affiliated Issuer (Note H)	12
Total Investment Income	175
Expenses:
Advisory Fees (Note B)	787
Distribution Fees — Class II Shares (Note E)	215
Servicing Fees (Note D)	161
Administration Fees (Note C)	84
Professional Fees	77
Shareholder Reporting Fees	23
Custodian Fees (Note G)	8
Transfer Agency Fees (Note F)	5
Directors' Fees and Expenses	4
Pricing Fees	2
Other Expenses	10
Total Expenses	1,376
Waiver of Advisory Fees (Note B)	(164)
Waiver of Distribution Fees — Class II Shares (Note E)	(129)
Rebate from Morgan Stanley Affiliate (Note H)	(5)
Net Expenses	1,078
Net Investment Loss	(903)
Realized Loss:
Investments Sold	(74,999)
Foreign Currency Translation	(1)
Net Realized Loss	(75,000)
Change in Unrealized Appreciation (Depreciation):
Investments	(108,637)
Foreign Currency Translation	(— @)
Derivative Contracts — PIPE	(114)
Net Change in Unrealized Appreciation (Depreciation)	(108,751)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(183,751)
Net Decrease in Net Assets Resulting from Operations	$(184,654)

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Discovery Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(903)	$(3,379)
Net Realized Gain (Loss)	(75,000)	87,816
Net Change in Unrealized Appreciation (Depreciation)	(108,751)	(124,504)
Net Decrease in Net Assets Resulting from Operations	(184,654)	(40,067)
Dividends and Distributions to Shareholders:
Class I	—	(23,695)
Class II	—	(124,612)
Total Dividends and Distributions to Shareholders	—	(148,307)
Capital Share Transactions:(1)
Class I:
Subscribed	17,341	19,984
Distributions Reinvested	—	23,695
Redeemed	(15,813)	(25,575)
Class II:
Subscribed	14,059	32,347
Distributions Reinvested	—	124,612
Redeemed	(10,911)	(64,212)
Net Increase in Net Assets Resulting from Capital Share Transactions	4,676	110,851
Total Decrease in Net Assets	(179,978)	(77,523)
Net Assets:
Beginning of Period	323,317	400,840
End of Period	$143,339	$323,317
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,547	837
Shares Issued on Distributions Reinvested	—	1,162
Shares Redeemed	(1,360)	(1,019)
Net Increase in Class I Shares Outstanding	187	980
Class II:
Shares Subscribed	1,463	1,279
Shares Issued on Distributions Reinvested	—	6,487
Shares Redeemed	(1,028)	(2,819)
Net Increase in Class II Shares Outstanding	435	4,947

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Consolidated Financial Highlights

Discovery Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$17.04		$29.50		$13.05		$10.71		$12.10		$8.72
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.19)		(0.17)		(0.07)		(0.08)		(0.05)
Net Realized and Unrealized Gain (Loss)	(9.67)		(1.27)		18.96		4.45		1.69		3.43
Total from Investment Operations	(9.71)		(1.46)		18.79		4.38		1.61		3.38
Distributions from and/or in Excess of:
Net Realized Gain	—		(11.00)		(2.34)		(2.04)		(3.00)		—
Net Asset Value, End of Period	$7.33		$17.04		$29.50		$13.05		$10.71		$12.10
Total Return(3)	(56.98	)%(7)	(11.06)%		152.30%		40.11%		10.65%		38.76%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$25,510		$56,135		$68,299		$30,739		$27,630		$28,747
Ratio of Expenses Before Expense Limitation	1.11	%(8)	1.06%		1.08%		1.11%		1.15%		1.17%
Ratio of Expenses After Expense Limitation	0.95	%(4)(8)	0.95	%(4)	0.95	%(4)	0.94	%(4)	0.94	%(4)	0.99	%(4)(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.95	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.78	)%(4)(8)	(0.78	)%(4)	(0.86	)%(4)	(0.49	)%(4)	(0.59	)%(4)	(0.45	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.01%		0.01%		0.00	%(6)
Portfolio Turnover Rate	33	%(7)	95%		112%		101%		89%		64%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class I shares. Prior to July 1, 2017, the maximum ratio was 1.05% for Class I shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Consolidated Financial Highlights

Discovery Portfolio

	Class II
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$16.04		$28.41		$12.63		$10.42		$11.85		$8.55
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.20)		(0.18)		(0.08)		(0.09)		(0.06)
Net Realized and Unrealized Gain (Loss)	(9.09)		(1.17)		18.30		4.33		1.66		3.36
Total from Investment Operations	(9.14)		(1.37)		18.12		4.25		1.57		3.30
Distributions from and/or in Excess of:
Net Realized Gain	—		(11.00)		(2.34)		(2.04)		(3.00)		—
Net Asset Value, End of Period	$6.90		$16.04		$28.41		$12.63		$10.42		$11.85
Total Return(3)	(56.98	)%(7)	(11.19)%		152.04%		39.97%		10.53%		38.60%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$117,829		$267,182		$332,541		$133,224		$100,030		$89,140
Ratio of Expenses Before Expense Limitation	1.36	%(8)	1.31%		1.33%		1.36%		1.40%		1.42%
Ratio of Expenses After Expense Limitation	1.05	%(4)(8)	1.05	%(4)	1.05	%(4)	1.04	%(4)	1.04	%(4)	1.09	%(4)(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.05	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.88	)%(4)(8)	(0.88	)%(4)	(0.96	)%(4)	(0.59	)%(4)	(0.69	)%(4)	(0.55	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.01%		0.01%		0.00	%(6)
Portfolio Turnover Rate	33	%(7)	95%		112%		101%		89%		64%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class II shares. Prior to July 1, 2017, the maximum ratio was 1.15% for Class II shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Discovery Portfolio. The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, VIF Discovery Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2022, the Subsidiary represented approximately $1,239,000 or approximately 0.86% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of

Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and

(7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Biotechnology	$700	$—	$—	$700
Chemicals	537	—	—	537
Commercial Services & Supplies	248	—	—	248
Consumer Finance	1,523	—	—	1,523
Entertainment	6,323	—	—	6,323
Health Care Providers & Services	11,815	—	—	11,815
Health Care Technology	11,401	—	—	11,401
Information Technology Services	31,684	3,712	—	35,396
Interactive Media & Services	6,141	—	—	6,141
Internet & Direct Marketing Retail	17,129	—	—	17,129
Leisure Products	1,951	—	—	1,951
Life Sciences Tools & Services	2,041	—	—	2,041
Pharmaceuticals	9,413	—	—	9,413
Road & Rail	2,010	—	—	2,010
Software	24,284	—	—	24,284
Specialty Retail	405	—	—	405
Total Common Stocks	127,605	3,712	—	131,317
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Preferred Stock
Software	$—	$—	$2,105	$2,105
Investment Company	1,061	—	—	1,061
Warrant	9	—	—	9
Call Options Purchased	—	86	—	86
Short-Term Investments
Investment Company	10,598	—	—	10,598
Repurchase Agreements	—	327	—	327
Total Short-Term Investments	10,598	327	—	10,925
Total Assets	139,273	4,125	2,105	145,503
Liabilities:
Derivative Contract — PIPE	—	—	(114)	(114)
Total	$139,273	$4,125	$1,991	$145,389

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred Stock (000)	Derivative Contract — PIPE (000)
Beginning Balance	$2,729	$—
Purchases	—	—
Sales	—	—
PIPE transactions	—	(114)
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	(624)	—
Realized gains (losses)	—	—
Ending Balance	$2,105	$(114)
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2022	$(624)	$(114)

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2022. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2022:

	Fair Value at June 30, 2022 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Preferred Stock	$2,105	Discounted Cash Flow	Weighted Average Cost of Capital	13.5%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	25.0	x	Increase
			Discount for Lack of Marketability	14.0%		Decrease
PIPE	$(114)	Market Implied	Discount for Lack of Marketability and Transaction Risk	14.0%		Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. The Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity. The Fund will earmark or segregate cash or liquid assets or establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a forward commitment basis.

At June 30, 2022, the Fund's derivative contract PIPE position is reflected as a Derivative Contract — PIPE in the Consolidated Portfolio of Investments.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2022:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$86 (a)
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
PIPE	Unrealized Depreciation on Derivative Contract — PIPE	Equity Risk	$(114)

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2022 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(775	)(b)

(b)  Amounts are included in Realized Loss on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$416	(c)
Equity Risk	Derivative Contract — PIPE	(114)
Total		$302

(c)  Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

At June 30, 2022, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets (000)		Liabilities (000)
Purchased Options	$86	(a)(d)	$—
Derivative Contract — PIPE	—		(114	)(e)
Total	$86		$(114)

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(d)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

(e)  Assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(f) (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$84	$—	$(84)	$0
JP Morgan Chase Bank	2	—	(2)	0
Total	$86	$—	$(86)	$0

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(f)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2022, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	257,481,000
Derivative Contract — PIPE:
Average monthly notional amount	$791,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$1,753	(g)	$—	$(1,753	)(h)(i)	$0

(g)  Represents market value of loaned securities at period end.

(h)  The Fund received cash collateral of approximately $1,847,000, of which approximately $1,752,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments. As of June 30, 2022, there was uninvested cash of approximately $95,000, which is not reflected in the Consolidated Portfolio of Investments.

(i)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2022:

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stock	$1,847	$—	$—	$—	$1,847
Total Borrowings	$1,847	$—	$—	$—	$1,847
Gross amount of recognized liabilities for securities lending transactions					$1,847

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period.

Restricted securities are identified in the Consolidated Portfolio of Investments.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.59% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares and 1.05% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $164,000 of advisory fees were waived pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.15% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2022, this waiver amounted to approximately $129,000.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $87,775,000 and $69,304,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds -Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $5,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$24,583	$30,693	$44,678	$12
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$10,598

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$32,577	$115,730	$6,331	$23,020

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to nondeductible offering costs related to the Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2021:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$3	$(3)

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$5,485	$77,635

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 53.5%.

L. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Special Purpose Acquisition Companies: The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering ("IPO") for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

M. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	113,375,219	4,792,054
Nancy C. Everett	113,605,585	4,561,688
Eddie A. Grier	113,188,820	4,978,453
Jakki L. Haussler	113,619,810	4,547,463
Patricia A. Maleski	113,689,242	4,478,031

22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average and actual management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

25

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFMCGSAN
4870010 EXP 08.31.23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Emerging Markets Debt Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Investment Advisory Agreement Approval	24
Liquidity Risk Management Program	26
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Expense Example

Emerging Markets Debt Portfolio

As a shareholder of the Emerging Markets Debt Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Debt Portfolio Class I	$1,000.00	$781.90	$1,019.34	$4.86	$5.51	1.10%
Emerging Markets Debt Portfolio Class II	1,000.00	781.50	1,019.09	5.08	5.76	1.15

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (96.0%)
Angola (1.1%)
Sovereign (1.1%)
Angolan Government International Bond, 8.00%, 11/26/29		$495	$393
8.00%, 11/26/29 (a)		590	469
9.38%, 5/8/48 (a)		400	291
			1,153
Argentina (1.2%)
Sovereign (1.2%)
Argentine Republic Government International Bond, 0.50%, 7/9/30 (b)		786	186
1.00%, 7/9/29		148	34
1.13%, 7/9/35 (b)		690	150
2.00%, 1/9/38 (b)		3,150	901
			1,271
Armenia (0.5%)
Sovereign (0.5%)
Republic of Armenia International Bond, 3.60%, 2/2/31		250	174
3.95%, 9/26/29		460	343
			517
Azerbaijan (1.1%)
Sovereign (1.1%)
Republic of Azerbaijan International Bond, 3.50%, 9/1/32		1,460	1,169
Bahrain (1.6%)
Sovereign (1.6%)
Bahrain Government International Bond, 7.50%, 9/20/47		2,000	1,689
Benin (0.9%)
Sovereign (0.9%)
Benin Government International Bond, 4.95%, 1/22/35	EUR	1,400	962
Brazil (3.6%)
Corporate Bonds (2.2%)
Arcos Dorados BV, 6.13%, 5/27/29 (a)		$650	612
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)		730	625
Hidrovias International Finance Sarl, 4.95%, 2/8/31		580	449
Natura & Co Luxembourg Holdings Sarl, 6.00%, 4/19/29 (a)		520	459
Suzano Austria GmbH, 3.75%, 1/15/31		175	142
			2,287
	Face Amount (000)	Value (000)
Sovereign (1.4%)
Brazilian Government International Bond, 3.88%, 6/12/30	$200	$168
4.50%, 5/30/29	420	376
5.00%, 1/27/45	1,279	917
		1,461
		3,748
Chile (1.6%)
Corporate Bond (0.8%)
Colbun SA, 3.15%, 3/6/30 (a)	990	828
Sovereign (0.8%)
Chile Government International Bond, 3.50%, 1/25/50	900	691
3.86%, 6/21/47	230	193
		884
		1,712
China (4.5%)
Sovereign (4.5%)
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 5/17/42	390	384
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23	650	661
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 4/10/24	600	610
Sinopec Group Overseas Development 2018 Ltd., 2.95%, 11/12/29 (a)	1,600	1,493
Three Gorges Finance I Cayman Islands Ltd., 3.70%, 6/10/25	750	754
3.70%, 6/10/25 (a)	838	843
		4,745
Colombia (2.8%)
Corporate Bonds (0.5%)
Millicom International Cellular SA, 4.50%, 4/27/31 (a)	357	265
Termocandelaria Power Ltd., 7.88%, 1/30/29 (a)	247	223
		488
Sovereign (2.3%)
Colombia Government International Bond, 3.00%, 1/30/30	816	622
4.13%, 5/15/51	1,100	662
5.00%, 6/15/45	1,740	1,169
		2,453
		2,941

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Costa Rica (1.0%)
Sovereign (1.0%)
Costa Rica Government International Bond, 6.13%, 2/19/31 (a)		$380	$356
7.00%, 4/4/44		810	699
			1,055
Dominican Republic (5.2%)
Sovereign (5.2%)
Dominican Republic International Bond, 4.88%, 9/23/32 (a)		230	178
5.30%, 1/21/41 (a)		710	494
5.50%, 2/22/29 (a)		350	306
5.88%, 1/30/60 (a)		1,360	934
6.00%, 7/19/28 (a)		570	531
6.85%, 1/27/45 (a)		740	587
6.88%, 1/29/26		1,000	1,023
6.88%, 1/29/26 (a)		820	839
7.45%, 4/30/44 (a)		739	633
			5,525
Ecuador (1.8%)
Sovereign (1.8%)
Ecuador Government International Bond, 0.00%, 7/31/30 (a)		273	114
0.50%, 7/31/40 (b)		265	109
0.50%, 7/31/40 (a)(b)		1,126	463
1.00%, 7/31/35 (b)		440	213
1.00%, 7/31/35 (a)(b)		1,107	536
5.00%, 7/31/30 (a)(b)		787	513
			1,948
Egypt (2.5%)
Sovereign (2.5%)
Egypt Government International Bond, 5.25%, 10/6/25 (a)		200	164
6.38%, 4/11/31 (a)	EUR	750	496
7.50%, 2/16/61 (a)		$770	431
8.15%, 11/20/59 (a)		1,500	872
8.88%, 5/29/50		750	458
8.88%, 5/29/50 (a)		340	208
			2,629
El Salvador (0.5%)
Sovereign (0.5%)
El Salvador Government International Bond, 6.38%, 1/18/27		1,141	391
8.63%, 2/28/29 (a)		370	124
			515
Ethiopia (0.3%)
Sovereign (0.3%)
Ethiopia International Bond, 6.63%, 12/11/24		630	361
	Face Amount (000)	Value (000)
Gabon (1.0%)
Sovereign (1.0%)
Republic of Gabon, 6.95%, 6/16/25 (a)	$610	$536
Gabon Government International Bond, 7.00%, 11/24/31	650	476
		1,012
Ghana (1.1%)
Sovereign (1.1%)
Ghana Government International Bond, 7.75%, 4/7/29	950	477
7.88%, 2/11/35	345	163
8.63%, 6/16/49 (a)	460	219
8.88%, 5/7/42 (a)	680	329
		1,188
Guatemala (1.1%)
Sovereign (1.1%)
Guatemala Government Bond, 4.65%, 10/7/41 (a)	310	226
4.88%, 2/13/28	687	644
6.13%, 6/1/50 (a)	320	270
		1,140
Honduras (0.7%)
Sovereign (0.7%)
Honduras Government International Bond, 5.63%, 6/24/30	500	339
5.63%, 6/24/30 (a)	180	122
6.25%, 1/19/27	300	236
		697
Hungary (1.0%)
Sovereign (1.0%)
Hungary Government International Bond, 5.38%, 3/25/24	750	766
7.63%, 3/29/41	220	255
		1,021
India (2.2%)
Corporate Bond (0.5%)
Vedanta Resources Finance II PLC, 13.88%, 1/21/24	550	491
Sovereign (1.7%)
Export-Import Bank of India, 3.25%, 1/15/30	1,190	1,036
3.38%, 5/8/26 (a)	790	755
		1,791
		2,282

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Indonesia (5.5%)
Sovereign (5.5%)
Indonesia Government International Bond, 3.85%, 7/18/27		$400	$393
4.13%, 1/15/25		1,484	1,480
4.45%, 4/15/70		560	481
4.75%, 1/8/26		782	794
Pertamina Persero PT, 4.30%, 5/20/23		1,320	1,325
6.45%, 5/30/44 (a)		680	692
6.50%, 11/7/48 (a)		660	671
			5,836
Ivory Coast (1.3%)
Sovereign (1.3%)
Ivory Coast Government International Bond, 4.88%, 1/30/32	EUR	630	477
4.88%, 1/30/32 (a)		1,244	942
			1,419
Jamaica (0.9%)
Sovereign (0.9%)
Jamaica Government International Bond, 7.88%, 7/28/45		$720	758
8.00%, 3/15/39		150	162
			920
Jordan (0.9%)
Sovereign (0.9%)
Jordan Government International Bond, 7.38%, 10/10/47 (a)		840	619
7.75%, 1/15/28		370	346
			965
Kazakhstan (0.8%)
Sovereign (0.8%)
Kazakhstan Government International Bond, 6.50%, 7/21/45		800	806
Kenya (0.2%)
Sovereign (0.2%)
Kenya Government International Bond, 8.00%, 5/22/32 (a)		270	192
Lebanon (0.2%)
Sovereign (0.2%)
Lebanon Government International Bond, 6.85%, 3/23/27 - 5/25/29 (c)(d)		2,940	187
Macedonia (0.3%)
Sovereign (0.3%)
North Macedonia Government International Bond, 1.63%, 3/10/28	EUR	440	347
Malaysia (1.8%)
Sovereign (1.8%)
Petronas Capital Ltd., 3.50%, 3/18/25 - 4/21/30		$1,970	1,891
	Face Amount (000)	Value (000)
Mexico (5.8%)
Corporate Bond (0.9%)
Cemex SAB de CV, 5.13%, 8/6/26 (a)(e)	$400	$341
Sovereign (4.9%)
Banco Nacional de Comercio Exterior SNC, 2.72%, 8/11/31 (a)	600	529
Petroleos Mexicanos, 5.95%, 1/28/31	840	617
6.35%, 2/12/48	1,326	783
6.70%, 2/16/32	2,294	1,754
6.95%, 1/28/60	470	291
7.69%, 1/23/50	2,638	1,802
		5,776
		6,117
Mongolia (0.4%)
Sovereign (0.4%)
Mongolia Government International Bond, 5.63%, 5/1/23	399	394
Morocco (0.3%)
Sovereign (0.3%)
Morocco Government International Bond, 4.00%, 12/15/50 (a)	610	358
Nigeria (3.1%)
Corporate Bond (0.8%)
IHS Netherlands Holdco BV, 8.00%, 9/18/27 (a)	950	835
Sovereign (2.3%)
Nigeria Government International Bond, 6.38%, 7/12/23	270	265
6.50%, 11/28/27 (a)	590	451
7.14%, 2/23/30 (a)	860	610
7.38%, 9/28/33 (a)	200	132
8.25%, 9/28/51 (a)	360	225
9.25%, 1/21/49 (a)	900	614
Republic of Nigeria, 8.38%, 3/24/29 (a)	220	168
		2,465
		3,300
Oman (3.7%)
Sovereign (3.7%)
Oman Government International Bond, 6.00%, 8/1/29 (a)	2,200	2,125
6.25%, 1/25/31 (a)	1,600	1,549
6.75%, 1/17/48	350	303
		3,977
Pakistan (0.2%)
Sovereign (0.2%)
Pakistan Government International Bond, 6.88%, 12/5/27	320	218

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Panama (2.7%)
Corporate Bond (0.3%)
AES Panama Generation Holdings SRL, 4.38%, 5/31/30 (a)		$375	$321
Sovereign (2.4%)
Panama Government International Bond, 3.87%, 7/23/60		470	334
4.00%, 9/22/24		914	913
4.50%, 4/1/56		450	358
8.88%, 9/30/27		763	899
			2,504
			2,825
Paraguay (0.3%)
Sovereign (0.3%)
Paraguay Government International Bond, 4.95%, 4/28/31 (a)		200	185
5.40%, 3/30/50 (a)		200	156
			341
Peru (2.6%)
Corporate Bond (0.2%)
Intercorp Peru Ltd., 3.88%, 8/15/29		320	266
Sovereign (2.4%)
Corporación Financiera de Desarrollo SA, 5.25%, 7/15/29 (a)		739	713
Fondo MIVIVIENDA SA, 4.63%, 4/12/27 (a)(f)		260	252
Peruvian Government International Bond, 3.55%, 3/10/51 (f)		1,200	900
6.55%, 3/14/37		650	707
			2,572
			2,838
Philippines (1.5%)
Sovereign (1.5%)
Philippine Government International Bond, 9.50%, 2/2/30		1,199	1,550
Qatar (2.6%)
Sovereign (2.6%)
Qatar Government International Bond, 4.00%, 3/14/29		300	303
4.82%, 3/14/49 (a)		2,470	2,493
			2,796
Romania (2.1%)
Sovereign (2.1%)
Romanian Government International Bond, 1.75%, 7/13/30 (a)	EUR	315	236
2.00%, 4/14/33		330	225
3.00%, 2/27/27 (a)		636	562
3.75%, 2/7/34 (a)		560	443
4.00%, 2/14/51		$830	544
6.13%, 1/22/44		250	220
			2,230
	Face Amount (000)	Value (000)
Saudi Arabia (2.5%)
Corporate Bond (0.6%)
SA Global Sukuk Ltd., 2.69%, 6/17/31 (a)	$780	$687
Sovereign (1.9%)
Saudi Government International Bond, 3.45%, 2/2/61 (a)	1,000	751
4.38%, 4/16/29	440	447
5.25%, 1/16/50 (a)	830	847
		2,045
		2,732
Senegal (0.9%)
Sovereign (0.9%)
Senegal Government International Bond, 6.25%, 5/23/33 (a)	1,220	939
Serbia (0.7%)
Sovereign (0.7%)
Serbia International Bond, 2.13%, 12/1/30	720	530
2.13%, 12/1/30 (a)	310	229
		759
South Africa (1.8%)
Sovereign (1.8%)
Eskom Holdings SOC Ltd., 8.45%, 8/10/28	710	578
Republic of South Africa Government International Bond, 4.30%, 10/12/28	1,540	1,319
		1,897
Sri Lanka (1.5%)
Sovereign (1.5%)
Sri Lanka Government International Bond, 6.20%, 5/11/27 (c)(d)	1,800	586
6.85%, 11/3/25 (c)(d)	1,100	363
7.55%, 3/28/30 (c)(d)	1,900	615
		1,564
Suriname (0.8%)
Sovereign (0.8%)
Suriname Government International Bond, 9.25%, 10/26/26	1,000	817
Turkey (2.5%)
Sovereign (2.5%)
Turkey Government International Bond, 4.88%, 4/16/43	630	374
5.75%, 3/22/24	1,017	947
5.88%, 6/26/31	1,080	778
6.88%, 3/17/36	700	515
		2,614
Ukraine (1.3%)
Corporate Bond (0.1%)
NPC Ukrenergo, 6.88%, 11/9/26 (a)	510	130

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Sovereign (1.2%)
Ukraine Government International Bond, 6.75%, 6/20/26	$1,200	$330
6.88%, 5/21/29	1,000	248
7.75%, 9/1/23	2,210	727
		1,305
		1,435
United Arab Emirates (3.7%)
Corporate Bond (0.7%)
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/40 (a)	965	765
Sovereign (3.0%)
Abu Dhabi Government International Bond, 2.50%, 9/30/29 (a)	1,750	1,611
2.70%, 9/2/70 (a)	820	551
3.13%, 5/3/26	238	234
DP World Crescent Ltd., 4.85%, 9/26/28	740	741
		3,137
		3,902
Uruguay (1.7%)
Sovereign (1.7%)
Uruguay Government International Bond, 4.38%, 10/27/27	800	812
5.10%, 6/18/50	1,020	1,029
		1,841
Uzbekistan (0.9%)
Sovereign (0.9%)
Republic of Uzbekistan International Bond, 3.70%, 11/25/30 (a)	410	298
3.90%, 10/19/31	860	611
		909
Venezuela (0.9%)
Sovereign (0.9%)
Petroleos de Venezuela SA, 6.00%, 11/15/26 (c)(d)	15,740	940
Vietnam (1.2%)
Sovereign (1.2%)
Vietnam Government International Bond, 4.80%, 11/19/24	1,320	1,317
Zambia (1.1%)
Sovereign (1.1%)
Zambia Government International Bond, 5.38%, 9/20/22	650	373
8.97%, 7/30/27	1,360	799
		1,172
Total Fixed Income Securities (Cost $140,120)		101,625
	No. of Warrants	Value (000)
Warrant (0.0%) (g)
Venezuela (0.0%) (g)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (h) (Cost $—)	3,750	$29
	Shares
Short-Term Investments (3.4%)
Securities held as Collateral on Loaned Securities (0.8%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	706,023	706
	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc., (1.50%, dated 6/30/22, due 7/1/22; proceeds $55; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 2/15/23 - 5/15/32; valued at $56)	$55	55
Merrill Lynch & Co., Inc., (1.46%, dated 6/30/22, due 7/1/22; proceeds $107; fully collateralized by a U.S. Government obligation; 1.63% due 5/15/31; valued at $109)	107	107
		162
Total Securities held as Collateral on Loaned Securities (Cost $868)		868
	Shares
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $1,214)	1,214,362	1,214
	Face Amount (000)
Oman (1.5%)
Sovereign (1.5%)
Oman Government International Bond, 4.13%, 1/17/23 (Cost $1,601)	$1,600	1,600
Total Short-Term Investments (Cost $3,683)		3,682
Total Investments (99.4%) (Cost $143,803) Including $1,162 of Securities Loaned (i)(j)		105,336
Other Assets in Excess of Liabilities (0.6%)		677
Net Assets (100.0%)		$106,013

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2022. Maturity date disclosed is the ultimate maturity date.

(c)  Non-income producing security; bond in default.

(d)  Issuer in bankruptcy.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2022.

(f)  All or a portion of this security was on loan at June 30, 2022.

(g)  Amount is less than 0.005%.

(h)  Perpetual maturity date. Date disclosed is the last expiration date.

(i)  Securities are available for collateral in connection with open foreign currency forward exchange contracts and an open futures contract.

(j)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $395,000 and the aggregate gross unrealized depreciation is approximately $38,822,000, resulting in net unrealized depreciation of approximately $38,427,000.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2022:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia & New Zealand Banking Group Ltd.	EUR	87		$91	7/15/22	$	(—	@)
Australia & New Zealand Banking Group Ltd.	EUR	168		$176	7/15/22		(—	@)
Barclays Bank PLC	EUR	4,650		$4,929	8/18/22		41
JPMorgan Chase Bank NA		$306	EUR	290	8/18/22		(1)
							$40

Futures Contract:

The Fund had the following futures contract open at June 30, 2022:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (000)
Short:
German Euro BOBL	1	Sep-22	EUR	(100)	(130)	$—	@

@  Value is less than $500.

EUR  — Euro

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	90.2%
Corporate Bonds	7.1
Others**	2.7
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2022.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open short futures contract with a value of approximately $130,000 and unrealized appreciation of less than $500. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $40,000.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Emerging Markets Debt Portfolio

Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $141,883)	$103,416
Investment in Security of Affiliated Issuer, at Value (Cost $1,920)	1,920
Total Investments in Securities, at Value (Cost $143,803)	105,336
Foreign Currency, at Value (Cost $85)	85
Cash from Securities Lending	47
Interest Receivable	2,052
Receivable for Investments Sold	532
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	41
Receivable for Fund Shares Sold	41
Due from Broker	5
Receivable from Affiliate	1
Receivable for Variation Margin on Futures Contracts	—	@
Receivable from Securities Lending Income	—	@
Other Assets	18
Total Assets	108,158
Liabilities:
Collateral on Securities Loaned, at Value	915
Deferred Capital Gain Country Tax	371
Payable for Investments Purchased	352
Payable for Fund Shares Redeemed	193
Payable for Advisory Fees	181
Payable for Professional Fees	47
Payable for Servicing Fees	26
Payable for Custodian Fees	7
Payable for Administration Fees	7
Bank Overdraft	5
Payable for Transfer Agency Fees	2
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	1
Payable for Distribution Fees — Class II Shares	1
Other Liabilities	37
Total Liabilities	2,145
NET ASSETS	$106,013
Net Assets Consist of:
Paid-in-Capital	$163,173
Total Accumulated Loss	(57,160)
Net Assets	$106,013
CLASS I:
Net Assets	$93,785
Net Asset Value, Offering and Redemption Price Per Share Applicable to 16,655,760 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$5.63
CLASS II:
Net Assets	$12,228
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,191,412 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$5.58
(1) Including:
Securities on Loan, at Value:	$1,162

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Emerging Markets Debt Portfolio

Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $23 of Foreign Taxes Withheld)	$4,296
Income from Securities Loaned — Net	3
Dividends from Security of Affiliated Issuer (Note H)	2
Total Investment Income	4,301
Expenses:
Advisory Fees (Note B)	476
Servicing Fees (Note D)	106
Professional Fees	79
Administration Fees (Note C)	51
Distribution Fees — Class II Shares (Note E)	18
Shareholder Reporting Fees	18
Custodian Fees (Note G)	11
Pricing Fees	8
Transfer Agency Fees (Note F)	5
Directors' Fees and Expenses	3
Other Expenses	8
Total Expenses	783
Waiver of Advisory Fees (Note B)	(67)
Waiver of Distribution Fees — Class II Shares (Note E)	(14)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	701
Net Investment Income	3,600
Realized Gain (Loss):
Investments Sold (Net of $15 of Capital Gain Country Tax)	(5,914)
Foreign Currency Forward Exchange Contracts	316
Foreign Currency Translation	(81)
Net Realized Loss	(5,679)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $63)	(29,069)
Foreign Currency Forward Exchange Contracts	66
Foreign Currency Translation	22
Futures Contracts	— @
Net Change in Unrealized Appreciation (Depreciation)	(28,981)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(34,660)
Net Decrease in Net Assets Resulting from Operations	$(31,060)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Emerging Markets Debt Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,600	$7,147
Net Realized Gain (Loss)	(5,679)	706
Net Change in Unrealized Appreciation (Depreciation)	(28,981)	(11,049)
Net Decrease in Net Assets Resulting from Operations	(31,060)	(3,196)
Dividends and Distributions to Shareholders:
Class I	—	(7,092)
Class II	—	(875)
Total Dividends and Distributions to Shareholders	—	(7,967)
Capital Share Transactions:(1)
Class I:
Subscribed	3,510	10,446
Distributions Reinvested	—	7,092
Redeemed	(15,547)	(19,503)
Class II:
Subscribed	385	1,399
Distributions Reinvested	—	875
Redeemed	(869)	(2,626)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(12,521)	(2,317)
Total Decrease in Net Assets	(43,581)	(13,480)
Net Assets:
Beginning of Period	149,594	163,074
End of Period	$106,013	$149,594
(1) Capital Share Transactions:
Class I:
Shares Subscribed	535	1,399
Shares Issued on Distributions Reinvested	—	969
Shares Redeemed	(2,411)	(2,616)
Net Decrease in Class I Shares Outstanding	(1,876)	(248)
Class II:
Shares Subscribed	61	190
Shares Issued on Distributions Reinvested	—	120
Shares Redeemed	(137)	(357)
Net Decrease in Class II Shares Outstanding	(76)	(47)

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Financial Highlights

Emerging Markets Debt Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$7.20		$7.74		$7.68		$7.09		$8.08		$7.79
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.18		0.34		0.32		0.38		0.36		0.42
Net Realized and Unrealized Gain (Loss)	(1.75)		(0.49)		0.08		0.62		(0.92)		0.32
Total from Investment Operations	(1.57)		(0.15)		0.40		1.00		(0.56)		0.74
Distributions from and/or in Excess of:
Net Investment Income	—		(0.39)		(0.34)		(0.41)		(0.43)		(0.45)
Net Asset Value, End of Period	$5.63		$7.20		$7.74		$7.68		$7.09		$8.08
Total Return(2)	(21.81	)%(6)	(2.02)%		5.55%		14.25%		(6.94)%		9.71%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$93,785		$133,413		$145,312		$170,382		$165,582		$219,994
Ratio of Expenses Before Expense Limitation	1.21	%(7)	1.17%		N/A		N/A		N/A		N/A
Ratio of Expenses After Expense Limitation	1.10	%(3)(7)	1.12	%(3)(4)	1.15	%(3)	1.11	%(3)	1.11	%(3)	1.10	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.11	%(3)	N/A
Ratio of Net Investment Income	5.68	%(3)(7)	4.59	%(3)	4.34	%(3)	5.04	%(3)	4.83	%(3)	5.22	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.01%		0.00	%(5)	0.01%
Portfolio Turnover Rate	26	%(6)	28%		40%		40%		32%		46%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Effective July 1, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class I shares. Prior to July 1, 2021, the maximum ratio was 1.30% for Class I shares.

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Financial Highlights

Emerging Markets Debt Portfolio

	Class II
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$7.14		$7.67		$7.61		$7.03		$8.02		$7.74
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.18		0.34		0.31		0.37		0.36		0.41
Net Realized and Unrealized Gain (Loss)	(1.74)		(0.48)		0.08		0.62		(0.92)		0.32
Total from Investment Operations	(1.56)		(0.14)		0.39		0.99		(0.56)		0.73
Distributions from and/or in Excess of:
Net Investment Income	—		(0.39)		(0.33)		(0.41)		(0.43)		(0.45)
Net Asset Value, End of Period	$5.58		$7.14		$7.67		$7.61		$7.03		$8.02
Total Return(2)	(21.85	)%(6)	(1.96)%		5.53%		14.17%		(7.04)%		9.58%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12,228		$16,181		$17,762		$21,163		$19,502		$22,144
Ratio of Expenses Before Expense Limitation	1.46	%(7)	1.42%		1.40%		1.37%		1.36%		1.36%
Ratio of Expenses After Expense Limitation	1.15	%(3)(7)	1.17	%(3)(4)	1.20	%(3)	1.16	%(3)	1.16	%(3)	1.15	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.16	%(3)	N/A
Ratio of Net Investment Income	5.63	%(3)(7)	4.54	%(3)	4.29	%(3)	4.99	%(3)	4.78	%(3)	5.17	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.01%		0.00	%(5)	0.01%
Portfolio Turnover Rate	26	%(6)	28%		40%		40%		32%		46%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Effective July 1, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class II shares. Prior to July 1, 2021, the maximum ratio was 1.35% for Class II shares.

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Debt Portfolio. The Fund seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management

Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—		$7,439	$—	$7,439
Sovereign	—		94,186	—	94,186
Total Fixed Income Securities	—		101,625	—	101,625
Warrant	—		29	—	29
Short-Term Investments
Investment Company	1,920		—	—	1,920
Repurchase Agreements	—		162	—	162
Sovereign	—		1,600	—	1,600
Total Short-Term Investments	1,920		1,762	—	3,682
Foreign Currency Forward Exchange Contract	—		41	—	41
Futures Contract	—	@	—	—	—	@
Total Assets	1,920		103,457	—	105,377
Liabilities:
Foreign Currency Forward Exchange Contracts	—		(1)	—	(1)
Total	$1,920		$103,456	$—	$105,376

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received,

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

6.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchangetraded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

wellconceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2022:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Appreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$41
Futures Contract	Variation Margin on Futures Contract	Interest Rate Risk	—	@(a)
Total			$41
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(1)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2022 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$316
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$66
Interest Rate Risk	Futures Contract	— @
Total		$66

At June 30, 2022, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(b) (000)	Liabilities(b) (000)
Foreign Currency Forward Exchange Contracts	$41	$(1)

(b)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$41	$—	$—	$41
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Australia & New Zealand Banking Group Ltd.	$— @	$—	$—	$— @
JPMorgan Chase Bank NA	1	—	—	1
Total	$1	$—	$—	$1

@  Amount is less than $500.

For the six months ended June 30, 2022, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$6,164,000
Futures Contracts:
Average monthly notional value	$22,000

7.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$1,162	(c)	$—	$(1,162	)(d)(e)	$0

(c)  Represents market value of loaned securities at period end.

(d)  The Fund received cash collateral of approximately $915,000, of which approximately $868,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2022, there was uninvested cash of approximately $47,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $259,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(e)  The actual collateral received is greater than the amount shown here due to overcollateralization.

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2022:

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Sovereign	$915	$—	$—	$—	$915
Total Borrowings	$915	$—	$—	$—	$915
Gross amount of recognized liabilities for securities lending transactions					$915

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.64% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares and 1.15% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $67,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.20% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2022, this waiver amounted to approximately $14,000.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $32,392,000 and $41,763,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds -Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$2,831	$22,132	$23,043	$2
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$1,920

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:	2020 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$7,967	$7,189

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2021.

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$8,544	$—

At December 31, 2021, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $1,883,000 and $19,504,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2021, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $300,000.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 64.5%.

L. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of

22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

On February 24, 2022, Russia launched a large-scale invasion of Ukraine significantly amplifying already existing geopolitical tensions. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals, which have had a negative impact on the Russian economy, on the Russian currency, and on the investments having exposure to Russia, Ukraine, and other combatants, including Belarus. Russia in turn has imposed its own restrictions against investors and countries outside Russia and has proposed additional measures aimed at non-Russian-owned businesses. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the war on the global economy. The escalation or continuation of the war between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund's investments beyond any direct exposure to Russian or Ukrainian issuers. The duration and extent of the economic impacts resulting from the military conflict with Russia and the related sanctions is uncertain at this time.

M. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	113,375,219	4,792,054
Nancy C. Everett	113,605,585	4,561,688
Eddie A. Grier	113,188,820	4,978,453
Jakki L. Haussler	113,619,810	4,547,463
Patricia A. Maleski	113,689,242	4,478,031

23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and three-year periods and below its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's management fee was higher than the peer group average and total expense ratio was higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's (i) performance and total expense ratio were competitive with its peer group averages and (ii) management fee was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

26

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor

New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMDSAN
4870025 EXP 08.31.23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Emerging Markets Equity Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Investment Advisory Agreement Approval	17
Liquidity Risk Management Program	19
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Expense Example

Emerging Markets Equity Portfolio

As a shareholder of the Emerging Markets Equity Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Equity Portfolio Class I	$1,000.00	$736.60	$1,018.60	$5.38	$6.26	1.25%
Emerging Markets Equity Portfolio Class II	1,000.00	736.10	1,018.35	5.60	6.51	1.30

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Portfolio of Investments

Emerging Markets Equity Portfolio

	Shares	Value (000)
Common Stocks (97.5%)
Argentina (1.2%)
Globant SA (a)	10,955	$1,906
Brazil (4.2%)
Cia Brasileira de Aluminio	260,675	577
Itau Unibanco Holding SA (Preference)	607,900	2,633
Lojas Renner SA	525,653	2,272
Petroleo Brasileiro SA (Preference)	250,365	1,336
		6,818
China (18.8%)
BYD Co., Ltd. H Shares (b)	67,500	2,721
China Construction Bank Corp. H Shares (b)	5,640,230	3,803
China Mengniu Dairy Co., Ltd. (b)	512,000	2,567
China Merchants Bank Co., Ltd. H Shares (b)	442,500	2,989
China Resources Beer Holdings Co., Ltd. (b)	318,000	2,376
China Tourism Group Duty Free Corp. Ltd., Class A	16,300	568
Hua Hong Semiconductor Ltd. (a)(b)	99,000	359
JD.com, Inc., Class A (b)	8,180	264
Jiangsu Hengrui Medicine Co., Ltd., Class A	145,909	810
Kweichow Moutai Co., Ltd., Class A	7,291	2,230
Li Ning Co., Ltd. (b)	157,000	1,462
Proya Cosmetics Co. Ltd., Class A	31,920	788
Shenzhou International Group Holdings Ltd. (b)	170,500	2,081
Sungrow Power Supply Co. Ltd.	53,698	791
Tencent Holdings Ltd. (b)	128,600	5,821
Will Semiconductor Co. Ltd. Shanghai	13,200	342
Zijin Mining Group Co., Ltd. H Shares (b)	654,000	796
		30,768
Czech Republic (1.0%)
Komercni Banka AS	58,911	1,668
Germany (0.9%)
Infineon Technologies AG	59,686	1,452
India (20.6%)
Asian Paints Ltd.	38,302	1,311
Bajaj Auto Ltd.	40,252	1,896
Eicher Motors Ltd.	26,499	942
Gland Pharma Ltd. (a)	24,118	827
HDFC Bank Ltd. ADR	56,213	3,090
Hindalco Industries Ltd.	487,057	2,100
Housing Development Finance Corp., Ltd.	58,563	1,620
ICICI Bank Ltd.	418,310	3,758
ICICI Prudential Life Insurance Co., Ltd.	195,242	1,213
Infosys Ltd.	114,982	2,137
Infosys Ltd. ADR	34,407	637
Macrotech Developers Ltd.	37,624	512
Mahindra & Mahindra Financial Services Ltd.	525,759	1,173
Mahindra & Mahindra Ltd.	125,769	1,749
MakeMyTrip Ltd. (a)	32,454	834
Max Healthcare Institute Ltd. (a)	269,633	1,257
Reliance Industries Ltd.	159,310	5,260
	Shares	Value (000)
Shree Cement Ltd.	2,940	$710
State Bank of India	450,840	2,674
		33,700
Indonesia (2.6%)
Bank Central Asia Tbk PT	3,898,600	1,898
Bank Mandiri Persero Tbk PT	2,930,100	1,565
Bank Rakyat Indonesia Persero Tbk PT	2,737,800	765
		4,228
Korea, Republic of (9.6%)
KB Financial Group, Inc.	47,588	1,777
Kia Corp.	16,605	991
LG Chem Ltd.	2,395	951
NAVER Corp.	3,882	724
Samsung Electronics Co., Ltd.	170,824	7,535
Samsung SDI Co., Ltd.	3,208	1,323
SK Hynix, Inc.	33,435	2,361
		15,662
Mexico (3.9%)
Grupo Financiero Banorte SAB de CV Series O	600,560	3,350
Wal-Mart de Mexico SAB de CV	871,273	2,998
		6,348
Netherlands (0.7%)
ASML Holding N.V.	2,246	1,069
Panama (1.5%)
Copa Holdings SA, Class A (a)	38,026	2,410
Poland (1.8%)
Dino Polska SA (a)	12,909	921
LPP SA	997	2,014
		2,935
Portugal (1.3%)
Galp Energia SGPS SA	184,816	2,162
South Africa (5.9%)
Anglo American Platinum Ltd.	27,389	2,390
Anglo American PLC	118,509	4,245
Capitec Bank Holdings Ltd.	24,289	2,977
		9,612
Taiwan (15.2%)
Airtac International Group	85,901	2,867
ASE Technology Holding Co., Ltd.	298,738	769
CTBC Financial Holding Co., Ltd.	2,064,000	1,746
Delta Electronics, Inc.	472,000	3,519
Silergy Corp.	17,000	1,375
Taiwan Semiconductor Manufacturing Co., Ltd.	522,000	8,366
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	70,108	5,731
Voltronic Power Technology Corp.	10,000	485
		24,858
Thailand (0.6%)
Ngern Tid Lor PCL	1,087,692	902

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

	Shares	Value (000)
United Kingdom (3.0%)
Antofagasta PLC	135,375	$1,912
Mondi PLC (c)	169,456	3,011
		4,923
United States (4.7%)
Applied Materials, Inc.	9,918	902
EPAM Systems, Inc. (a)	4,641	1,368
MercadoLibre, Inc. (a)	2,182	1,390
NIKE, Inc., Class B	14,955	1,529
NVIDIA Corp.	16,098	2,440
		7,629
Total Common Stocks (Cost $148,237)		159,050
Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $4,302)	4,301,853	4,302
Total Investments (100.1%) (Cost $152,539) Including $45 of Securities Loaned (d)(e)		163,352
Liabilities in Excess of Other Assets (–0.1%)		(91)
Net Assets (100.0%)		$163,261

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  All or a portion of this security was on loan at June 30, 2022.

(d)  The approximate fair value and percentage of net assets, $122,578,000 and 75.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(e)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $29,855,000 and the aggregate gross unrealized depreciation is approximately $19,042,000, resulting in net unrealized appreciation of approximately $10,813,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	45.4%
Banks	21.3
Semiconductors & Semiconductor Equipment	15.4
Metals & Mining	7.4
Oil, Gas & Consumable Fuels	5.4
Automobiles	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Emerging Markets Equity Portfolio

Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $148,237)	$159,050
Investment in Security of Affiliated Issuer, at Value (Cost $4,302)	4,302
Total Investments in Securities, at Value (Cost $152,539)	163,352
Foreign Currency, at Value (Cost $51)	51
Cash	6
Dividends Receivable	960
Tax Reclaim Receivable	77
Receivable for Fund Shares Sold	44
Receivable from Affiliate	4
Receivable from Securities Lending Income	—	@
Other Assets	24
Total Assets	164,518
Liabilities:
Deferred Capital Gain Country Tax	463
Payable for Advisory Fees	344
Payable for Investments Purchased	219
Payable for Fund Shares Redeemed	59
Payable for Servicing Fees	56
Payable for Custodian Fees	52
Payable for Professional Fees	36
Payable for Administration Fees	11
Payable for Transfer Agency Fees	3
Payable for Distribution Fees — Class II Shares	—	@
Other Liabilities	14
Total Liabilities	1,257
NET ASSETS	$163,261
Net Assets Consist of:
Paid-in-Capital	$128,777
Total Distributable Earnings	34,484
Net Assets	$163,261
CLASS I:
Net Assets	$114,284
Net Asset Value, Offering and Redemption Price Per Share Applicable to 8,570,796 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.33
CLASS II:
Net Assets	$48,977
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,688,033 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.28
(1) Including:
Securities on Loan, at Value:	$45

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Emerging Markets Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $368 of Foreign Taxes Withheld)	$2,697
Dividends from Security of Affiliated Issuer (Note H)	8
Income from Securities Loaned — Net	4
Total Investment Income	2,709
Expenses:
Advisory Fees (Note B)	818
Servicing Fees (Note D)	154
Administration Fees (Note C)	77
Professional Fees	76
Distribution Fees — Class II Shares (Note E)	72
Custodian Fees (Note G)	63
Shareholder Reporting Fees	36
Transfer Agency Fees (Note F)	7
Directors' Fees and Expenses	3
Pricing Fees	3
Interest Expenses	2
Other Expenses	5
Total Expenses	1,316
Waiver of Distribution Fees — Class II Shares (Note E)	(58)
Waiver of Advisory Fees (Note B)	(39)
Rebate from Morgan Stanley Affiliate (Note H)	(2)
Net Expenses	1,217
Net Investment Income	1,492
Realized Gain (Loss):
Investments Sold (Net of $2 of Capital Gain Country Tax)	4,182
Foreign Currency Translation	(120)
Net Realized Gain	4,062
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $218)	(64,715)
Foreign Currency Translation	(13)
Net Change in Unrealized Appreciation (Depreciation)	(64,728)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(60,666)
Net Decrease in Net Assets Resulting from Operations	$(59,174)

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Emerging Markets Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,492	$1,045
Net Realized Gain	4,062	37,437
Net Change in Unrealized Appreciation (Depreciation)	(64,728)	(30,847)
Net Increase (Decrease) in Net Assets Resulting from Operations	(59,174)	7,635
Dividends and Distributions to Shareholders:
Class I	—	(1,446)
Class II	—	(557)
Total Dividends and Distributions to Shareholders	—	(2,003)
Capital Share Transactions:(1)
Class I:
Subscribed	4,837	17,164
Distributions Reinvested	—	1,446
Redeemed	(9,799)	(28,766)
Class II:
Subscribed	3,544	6,350
Distributions Reinvested	—	557
Redeemed	(4,108)	(14,697)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,526)	(17,946)
Total Decrease in Net Assets	(64,700)	(12,314)
Net Assets:
Beginning of Period	227,961	240,275
End of Period	$163,261	$227,961
(1) Capital Share Transactions:
Class I:
Shares Subscribed	314	918
Shares Issued on Distributions Reinvested	—	77
Shares Redeemed	(614)	(1,544)
Net Decrease in Class I Shares Outstanding	(300)	(549)
Class II:
Shares Subscribed	224	341
Shares Issued on Distributions Reinvested	—	30
Shares Redeemed	(266)	(790)
Net Decrease in Class II Shares Outstanding	(42)	(419)

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Financial Highlights

Emerging Markets Equity Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$18.11		$17.73		$15.99		$14.48		$17.65		$13.16
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.12		0.08		0.05		0.20		0.14		0.09
Net Realized and Unrealized Gain (Loss)	(4.90)		0.46		2.15		2.56		(3.23)		4.52
Total from Investment Operations	(4.78)		0.54		2.20		2.76		(3.09)		4.61
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)		(0.21)		(0.17)		(0.08)		(0.12)
Net Realized Gain	—		—		(0.25)		(1.08)		—		—
Total Distributions	—		(0.16)		(0.46)		(1.25)		(0.08)		(0.12)
Net Asset Value, End of Period	$13.33		$18.11		$17.73		$15.99		$14.48		$17.65
Total Return(2)	(26.34	)%(5)	2.99%		14.44%		19.59%		(17.47)%		35.06%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$114,284		$160,661		$166,989		$163,794		$175,300		$238,026
Ratio of Expenses Before Expense Limitation	1.29	%(6)	1.25%		1.30%		1.27%		N/A		1.32%
Ratio of Expenses After Expense Limitation	1.25	%(3)(6)	1.25	%(3)	1.25	%(3)	1.25	%(3)	1.22	%(3)	1.25	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.25	%(3)(6)	N/A		1.25	%(3)	1.25	%(3)	1.22	%(3)	N/A
Ratio of Net Investment Income	1.57	%(3)(6)	0.44	%(3)	0.35	%(3)	1.33	%(3)	0.86	%(3)	0.56	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.01%		0.00	%(4)
Portfolio Turnover Rate	25	%(5)	39%		52%		36%		42%		37%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.
The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Financial Highlights

Emerging Markets Equity Portfolio

	Class II
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$18.04		$17.66		$15.93		$14.44		$17.59		$13.11
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.12		0.07		0.04		0.19		0.13		0.08
Net Realized and Unrealized Gain (Loss)	(4.88)		0.46		2.14		2.54		(3.21)		4.51
Total from Investment Operations	(4.76)		0.53		2.18		2.73		(3.08)		4.59
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)		(0.20)		(0.16)		(0.07)		(0.11)
Net Realized Gain	—		—		(0.25)		(1.08)		—		—
Total Distributions	—		(0.15)		(0.45)		(1.24)		(0.07)		(0.11)
Net Asset Value, End of Period	$13.28		$18.04		$17.66		$15.93		$14.44		$17.59
Total Return(2)	(26.39	)%(5)	2.95%		14.36%		19.51%		(17.51)%		35.06%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$48,977		$67,300		$73,286		$71,662		$68,404		$89,249
Ratio of Expenses Before Expense Limitation	1.54	%(6)	1.50%		1.55%		1.52%		1.48%		1.57%
Ratio of Expenses After Expense Limitation	1.30	%(3)(6)	1.30	%(3)	1.30	%(3)	1.30	%(3)	1.27	%(3)	1.30	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.30	%(3)(6)	N/A		1.30	%(3)	1.30	%(3)	1.27	%(3)	N/A
Ratio of Net Investment Income	1.52	%(3)(6)	0.39	%(3)	0.30	%(3)	1.28	%(3)	0.81	%(3)	0.51	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.01%		0.00	%(4)
Portfolio Turnover Rate	25	%(5)	39%		52%		36%		42%		37%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Equity Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$2,410	$—	$—	$2,410
Automobiles	—	8,299	—	8,299
Banks	9,073	25,620	—	34,693
Beverages	—	4,606	—	4,606
Chemicals	—	2,262	—	2,262
Construction Materials	—	710	—	710
Consumer Finance	—	2,075	—	2,075
Electrical Equipment	—	1,276	—	1,276
Electronic Equipment, Instruments & Components	—	4,842	—	4,842
Food & Staples Retailing	2,998	921	—	3,919
Food Products	—	2,567	—	2,567
Health Care Providers & Services	—	1,257	—	1,257
Hotels, Restaurants & Leisure	834	—	—	834

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Information Technology Services	$3,911	$2,137	$—	$6,048
Insurance	—	1,213	—	1,213
Interactive Media & Services	—	6,545	—	6,545
Internet & Direct Marketing Retail	1,390	264	—	1,654
Machinery	—	2,867	—	2,867
Metals & Mining	577	11,443	—	12,020
Multi-Line Retail	2,272	—	—	2,272
Oil, Gas & Consumable Fuels	1,336	7,422	—	8,758
Paper & Forest Products	—	3,011	—	3,011
Personal Products	—	788	—	788
Pharmaceuticals	—	1,637	—	1,637
Real Estate	—	512	—	512
Semiconductors & Semiconductor Equipment	10,142	15,024	—	25,166
Specialty Retail	—	568	—	568
Tech Hardware, Storage & Peripherals	—	7,535	—	7,535
Textiles, Apparel & Luxury Goods	1,529	5,557	—	7,086
Thrifts & Mortgage Finance	—	1,620	—	1,620
Total Common Stocks	36,472	122,578	—	159,050
Short-Term Investment
Investment Company	4,302	—	—	4,302
Total Assets	$40,774	$122,578	$—	$163,352

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$45	(a)	$—	$(45	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received non-cash collateral of approximately $48,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Next $1.5 billion	Over $2.5 billion
0.85%	0.75%	0.70%	0.65%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.81% of the Fund's average daily net assets.

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class I shares and 1.30% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $39,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.20% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2022, this waiver amounted to approximately $58,000.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $47,138,000 and $54,491,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$2,032	$29,025	$26,755	$8
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$4,302

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,003	$—	$2,804	$3,447

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2021.

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$731	$18,524

During the year ended December 31, 2021, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $18,003,000.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 53.4%.

L. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

M. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	113,375,219	4,792,054
Nancy C. Everett	113,605,585	4,561,688
Eddie A. Grier	113,188,820	4,978,453
Jakki L. Haussler	113,619,810	4,547,463
Patricia A. Maleski	113,689,242	4,478,031

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMESAN
4870046 EXP 08.31.23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Global Franchise Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Investment Advisory Agreement Approval	14
Liquidity Risk Management Program	16
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Expense Example

Global Franchise Portfolio

As a shareholder of the Global Franchise Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Franchise Portfolio Class II	$1,000.00	$813.30	$1,018.84	$5.40	$6.01	1.20%

*  Expenses are calculated using the Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (98.2%)
France (5.6%)
L'Oreal SA	1,605	$557
LVMH Moet Hennessy Louis Vuitton SE	969	594
Pernod Ricard SA	2,681	496
		1,647
Germany (4.6%)
SAP SE	14,603	1,331
Italy (0.4%)
Davide Campari-Milano NV	11,449	121
Netherlands (2.2%)
Heineken NV	7,050	641
United Kingdom (10.3%)
Experian PLC	8,912	262
Reckitt Benckiser Group PLC	27,152	2,042
RELX PLC (Euronext NV)	5,295	143
RELX PLC (LSE)	20,218	549
		2,996
United States (75.1%)
Abbott Laboratories	11,847	1,287
Accenture PLC, Class A	5,108	1,418
Automatic Data Processing, Inc.	3,698	777
Baxter International, Inc.	17,418	1,119
Becton Dickinson & Co.	4,400	1,085
Broadridge Financial Solutions, Inc.	2,618	373
Coca-Cola Co.	9,829	618
Danaher Corp.	6,255	1,586
Equifax, Inc.	2,642	483
Estee Lauder Cos., Inc., Class A	1,658	422
Fidelity National Information Services, Inc.	7,239	664
Intercontinental Exchange, Inc.	11,377	1,070
Microsoft Corp.	9,973	2,561
Moody's Corp.	1,119	304
NIKE, Inc., Class B	3,771	385
Otis Worldwide Corp.	6,184	437
Philip Morris International, Inc.	22,206	2,193
Procter & Gamble Co.	6,858	986
Roper Technologies, Inc.	1,537	607
Steris PLC	314	65
Thermo Fisher Scientific, Inc.	2,589	1,406
Visa, Inc., Class A	8,857	1,744
Zoetis, Inc.	2,001	344
		21,934
Total Common Stocks (Cost $18,591)		28,670
	Shares	Value (000)
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $382)	381,695	$382
Total Investments (99.5%) (Cost $18,973) (a)(b)		29,052
Other Assets in Excess of Liabilities (0.5%)		159
Net Assets (100.0%)		$29,211

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  The approximate fair value and percentage of net assets, $6,736,000 and 23.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(b)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,746,000 and the aggregate gross unrealized depreciation is approximately $667,000, resulting in net unrealized appreciation of approximately $10,079,000.

Euronext NV  Euronext Amsterdam Stock Market.

LSE  London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	17.1%
Software	15.5
Other*	15.5
Health Care Equipment & Supplies	12.2
Household Products	10.4
Life Sciences Tools & Services	10.3
Tobacco	7.6
Beverages	6.5
Professional Services	4.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $18,591)	$28,670
Investment in Security of Affiliated Issuer, at Value (Cost $382)	382
Total Investments in Securities, at Value (Cost $18,973)	29,052
Foreign Currency, at Value (Cost $6)	6
Receivable for Investments Sold	227
Dividends Receivable	50
Tax Reclaim Receivable	15
Receivable from Affiliate	—	@
Receivable for Fund Shares Sold	—	@
Other Assets	13
Total Assets	29,363
Liabilities:
Payable for Fund Shares Redeemed	48
Payable for Professional Fees	45
Payable for Advisory Fees	14
Payable for Servicing Fees	12
Payable for Custodian Fees	9
Payable for Investments Purchased	8
Payable for Distribution Fees — Class II Shares	6
Payable for Administration Fees	2
Payable for Transfer Agency Fees	1
Other Liabilities	7
Total Liabilities	152
NET ASSETS	$29,211
Net Assets Consist of:
Paid-in-Capital	$14,825
Total Distributable Earnings	14,386
Net Assets	$29,211
CLASS II:
Net Assets	$29,211
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,628,196 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.11

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Global Franchise Portfolio

Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $9 of Foreign Taxes Withheld)	$294
Dividends from Security of Affiliated Issuer (Note H)	1
Total Investment Income	295
Expenses:
Advisory Fees (Note B)	130
Professional Fees	64
Distribution Fees — Class II Shares (Note E)	41
Servicing Fees (Note D)	22
Administration Fees (Note C)	13
Shareholder Reporting Fees	9
Custodian Fees (Note G)	5
Directors' Fees and Expenses	2
Transfer Agency Fees (Note F)	2
Pricing Fees	1
Other Expenses	4
Total Expenses	293
Waiver of Advisory Fees (Note B)	(97)
Rebate from Morgan Stanley Affiliate (Note H)	(— @)
Net Expenses	196
Net Investment Income	99
Realized Gain (Loss):
Investments Sold	1,240
Foreign Currency Translation	(2)
Net Realized Gain	1,238
Change in Unrealized Appreciation (Depreciation):
Investments	(8,252)
Foreign Currency Translation	(2)
Net Change in Unrealized Appreciation (Depreciation)	(8,254)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(7,016)
Net Decrease in Net Assets Resulting from Operations	$(6,917)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Global Franchise Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$99	$187
Net Realized Gain	1,238	3,069
Net Change in Unrealized Appreciation (Depreciation)	(8,254)	3,889
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,917)	7,145
Dividends and Distributions to Shareholders:
Class II	—	(3,966)
Capital Share Transactions:(1)
Class II:
Subscribed	674	2,741
Distributions Reinvested	—	3,966
Redeemed	(2,680)	(5,940)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,006)	767
Total Increase (Decrease) in Net Assets	(8,923)	3,946
Net Assets:
Beginning of Period	38,134	34,188
End of Period	$29,211	$38,134
(1) Capital Share Transactions:
Class II:
Shares Subscribed	56	216
Shares Issued on Distributions Reinvested	—	315
Shares Redeemed	(220)	(461)
Net Increase (Decrease) in Class II Shares Outstanding	(164)	70

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Financial Highlights

Global Franchise Portfolio

	Class II
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$13.66		$12.56		$12.47		$11.18		$13.73		$12.64
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.04		0.07		0.09		0.10		0.11		0.13
Net Realized and Unrealized Gain (Loss)	(2.59)		2.52		1.41		3.09		(0.22)		2.96
Total from Investment Operations	(2.55)		2.59		1.50		3.19		(0.11)		3.09
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		(0.11)		(0.12)		(0.15)		(0.19)
Net Realized Gain	—		(1.40)		(1.30)		(1.78)		(2.29)		(1.81)
Total Distributions	—		(1.49)		(1.41)		(1.90)		(2.44)		(2.00)
Net Asset Value, End of Period	$11.11		$13.66		$12.56		$12.47		$11.18		$13.73
Total Return(2)	(18.67	)%(5)	21.67%		13.21%		29.53%		(1.77)%		25.75%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$29,211		$38,134		$34,188		$35,293		$32,322		$39,318
Ratio of Expenses Before Expense Limitation	1.79	%(6)	1.80%		1.80%		1.69%		1.77%		1.73%
Ratio of Expenses After Expense Limitation	1.20	%(3)(6)	1.20	%(3)	1.20	%(3)	1.20	%(3)	1.20	%(3)	1.20	%(3)
Ratio of Net Investment Income	0.61	%(3)(6)	0.52	%(3)	0.74	%(3)	0.82	%(3)	0.88	%(3)	0.96	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Portfolio Turnover Rate	9	%(5)	14%		17%		14%		27%		26%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Franchise Portfolio. The Company seeks long-term capital appreciation. The Fund currently offers Class II shares only, although Class I shares may be offered in the future.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of

8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$618	$1,258	$—	$1,876
Capital Markets	1,374	—	—	1,374
Health Care Equipment & Supplies	3,556	—	—	3,556
Household Products	986	2,042	—	3,028
Information Technology Services	4,976	—	—	4,976
Life Sciences Tools & Services	2,992	—	—	2,992
Machinery	437	—	—	437
Personal Products	422	557	—	979
Pharmaceuticals	344	—	—	344
Professional Services	483	954	—	1,437
Software	3,168	1,331	—	4,499
Textiles, Apparel & Luxury Goods	385	594	—	979
Tobacco	2,193	—	—	2,193
Total Common Stocks	21,934	6,736	—	28,670
Short-Term Investment
Investment Company	382	—	—	382
Total Assets	$22,316	$6,736	$—	$29,052

9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.20% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that the total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $97,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State

Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $2,816,000 and $4,708,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$590	$2,562	$2,770	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$382

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$276	$3,690	$367	$3,263

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2021.

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$188	$3,060

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 81.1%.

L. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

M. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	113,375,219	4,792,054
Nancy C. Everett	113,605,585	4,561,688
Eddie A. Grier	113,188,820	4,978,453
Jakki L. Haussler	113,619,810	4,547,463
Patricia A. Maleski	113,689,242	4,478,031

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average, the actual management fee was lower than its peer group average and total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGFSAN
4870057 EXP 08.31.23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Global Infrastructure Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Investment Advisory Agreement Approval	17
Liquidity Risk Management Program	19
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Expense Example

Global Infrastructure Portfolio

As a shareholder of the Global Infrastructure Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Infrastructure Portfolio Class I	$1,000.00	$935.30	$1,020.48	$4.17	$4.36	0.87%
Global Infrastructure Portfolio Class II	1,000.00	934.70	1,019.24	5.37	5.61	1.12

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Portfolio of Investments

Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (97.8%)
Australia (2.2%)
Atlas Arteria Ltd. (Units) (a)	67,397	$375
Transurban Group (Units) (a)	153,146	1,524
		1,899
Canada (17.1%)
Canadian Pacific Railway Ltd.	4,917	344
Enbridge, Inc.	77,668	3,280
GFL Environmental, Inc.	140,469	3,624
Gibson Energy, Inc. (b)	93,681	1,735
Pembina Pipeline Corp.	65,415	2,312
TC Energy Corp. (b)	64,920	3,363
		14,658
China (9.3%)
China Gas Holdings Ltd. (c)	5,134,200	7,948
France (4.9%)
Aeroports de Paris (d)	884	113
Getlink SE	56,542	1,003
Vinci SA	34,113	3,062
		4,178
Germany (0.2%)
Fraport AG Frankfurt Airport Services Worldwide (d)	4,038	177
Hong Kong (1.1%)
Power Assets Holdings Ltd.	144,500	910
Italy (7.1%)
Atlantia SpA	57,303	1,345
Infrastrutture Wireless Italiane SpA	328,495	3,340
Terna — Rete Elettrica Nazionale	180,355	1,418
		6,103
Mexico (2.5%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	73,804	1,032
Grupo Aeroportuario del Sureste SAB de CV, Class B	54,490	1,071
		2,103
New Zealand (0.4%)
Auckland International Airport Ltd. (d)	84,293	378
Portugal (0.4%)
EDP Renovaveis SA	15,472	365
Spain (4.8%)
Aena SME SA (d)	4,765	608
Cellnex Telecom SA	34,849	1,356
Ferrovial SA	40,183	1,022
Iberdrola SA	108,420	1,129
		4,115
Switzerland (0.3%)
Flughafen Zurich AG (Registered) (d)	1,897	287
	Shares	Value (000)
United Kingdom (6.0%)
National Grid PLC	246,149	$3,163
Pennon Group PLC	86,031	1,001
Severn Trent PLC	27,865	925
		5,089
United States (41.5%)
Ameren Corp.	9,785	884
American Electric Power Co., Inc.	20,503	1,967
American Tower Corp. REIT	30,781	7,867
American Water Works Co., Inc.	7,942	1,182
Atmos Energy Corp.	11,039	1,237
CenterPoint Energy, Inc.	40,708	1,204
Cheniere Energy, Inc.	11,116	1,479
Crown Castle International Corp. REIT	23,361	3,933
Edison International	22,325	1,412
Entergy Corp.	9,791	1,103
Eversource Energy	19,602	1,656
NiSource, Inc.	39,184	1,156
ONEOK, Inc.	9,596	533
PG&E Corp. (d)	56,326	562
SBA Communications Corp. REIT	5,247	1,679
Sempra Energy	25,380	3,814
Targa Resources Corp.	24,938	1,488
Waste Connections, Inc.	2,017	250
Williams Cos., Inc. (The)	48,403	1,511
Xcel Energy, Inc.	7,579	536
		35,453
Total Common Stocks (Cost $78,393)		83,663
Short-Term Investments (2.5%)
Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	216,409	216
	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc., (1.50%, dated 6/30/22, due 7/1/22; proceeds $17; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 2/15/23 - 5/15/32; valued at $17)	$17	17
Merrill Lynch & Co., Inc., (1.46%, dated 6/30/22, due 7/1/22; proceeds $33; fully collateralized by a U.S. Government obligation; 1.63% due 5/15/31; valued at $33)	33	33
		50
Total Securities held as Collateral on Loaned Securities (Cost $266)		266

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Global Infrastructure Portfolio

	Shares	Value (000)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $1,860)	1,859,670	$1,860
Total Short-Term Investments (Cost $2,126)		2,126
Total Investments (100.3%) (Cost $80,519) Including $3,560 of Securities Loaned (e)(f)		85,789
Liabilities in Excess of Other Assets (–0.3%)		(296)
Net Assets (100.0%)		$85,493

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  All or a portion of this security was on loan at June 30, 2022.

(c)  Security trades on the Hong Kong exchange.

(d)  Non-income producing security.

(e)  The approximate fair value and percentage of net assets, $31,449,000 and 36.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(f)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,091,000 and the aggregate gross unrealized depreciation is approximately $4,821,000, resulting in net unrealized appreciation of approximately $5,270,000.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	34.9%
Communications	21.2
Other**	16.5
Electricity Transmission & Distribution	16.2
Diversified	6.2
Toll Roads	5.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2022.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $78,443)	$83,713
Investment in Security of Affiliated Issuer, at Value (Cost $2,076)	2,076
Total Investments in Securities, at Value (Cost $80,519)	85,789
Foreign Currency, at Value (Cost $136)	136
Cash from Securities Lending	14
Dividends Receivable	256
Receivable for Fund Shares Sold	127
Receivable for Investments Sold	44
Tax Reclaim Receivable	31
Receivable from Affiliate	2
Receivable from Securities Lending Income	—	@
Other Assets	16
Total Assets	86,415
Liabilities:
Payable for Investments Purchased	349
Collateral on Securities Loaned, at Value	280
Payable for Fund Shares Redeemed	93
Payable for Advisory Fees	77
Payable for Professional Fees	42
Payable for Servicing Fees	41
Payable for Custodian Fees	18
Payable for Distribution Fees — Class II Shares	11
Payable for Administration Fees	6
Payable for Transfer Agency Fees	1
Other Liabilities	4
Total Liabilities	922
NET ASSETS	$85,493
Net Assets Consist of:
Paid-in-Capital	$66,952
Total Distributable Earnings	18,541
Net Assets	$85,493
CLASS I:
Net Assets	$32,874
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,214,283 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.80
CLASS II:
Net Assets	$52,619
Net Asset Value, Offering and Redemption Price Per Share Applicable to 6,811,234 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.73
(1) Including:
Securities on Loan, at Value:	$3,560

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Global Infrastructure Portfolio

Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $95 of Foreign Taxes Withheld)	$1,335
Dividends from Security of Affiliated Issuer (Note H)	4
Income from Securities Loaned — Net	3
Total Investment Income	1,342
Expenses:
Advisory Fees (Note B)	368
Professional Fees	66
Distribution Fees — Class II Shares (Note E)	65
Servicing Fees (Note D)	65
Administration Fees (Note C)	35
Custodian Fees (Note G)	30
Shareholder Reporting Fees	14
Transfer Agency Fees (Note F)	3
Directors' Fees and Expenses	2
Pricing Fees	2
Other Expenses	4
Total Expenses	654
Waiver of Advisory Fees (Note B)	(212)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	441
Net Investment Income	901
Realized Gain:
Investments Sold	6,847
Foreign Currency Translation	3
Net Realized Gain	6,850
Change in Unrealized Appreciation (Depreciation):
Investments	(13,709)
Foreign Currency Translation	(6)
Net Change in Unrealized Appreciation (Depreciation)	(13,715)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(6,865)
Net Decrease in Net Assets Resulting from Operations	$(5,964)

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Global Infrastructure Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$901	$1,646
Net Realized Gain	6,850	6,024
Net Change in Unrealized Appreciation (Depreciation)	(13,715)	3,185
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,964)	10,855
Dividends and Distributions to Shareholders:
Class I	—	(2,180)
Class II	—	(2,860)
Total Dividends and Distributions to Shareholders	—	(5,040)
Capital Share Transactions:(1)
Class I:
Subscribed	2,042	1,945
Distributions Reinvested	—	2,180
Redeemed	(3,412)	(6,091)
Class II:
Subscribed	7,166	14,755
Distributions Reinvested	—	2,860
Redeemed	(4,769)	(8,179)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,027	7,470
Total Increase (Decrease) in Net Assets	(4,937)	13,285
Net Assets:
Beginning of Period	90,430	77,145
End of Period	$85,493	$90,430
(1) Capital Share Transactions:
Class I:
Shares Subscribed	250	241
Shares Issued on Distributions Reinvested	—	267
Shares Redeemed	(421)	(745)
Net Decrease in Class I Shares Outstanding	(171)	(237)
Class II:
Shares Subscribed	892	1,822
Shares Issued on Distributions Reinvested	—	354
Shares Redeemed	(593)	(1,022)
Net Increase in Class II Shares Outstanding	299	1,154

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Financial Highlights

Global Infrastructure Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$8.34		$7.76		$8.12		$6.80		$7.91		$7.53
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.09		0.17		0.15		0.20		0.20		0.23
Net Realized and Unrealized Gain (Loss)	(0.63)		0.92		(0.26)		1.69		(0.79)		0.72
Total from Investment Operations	(0.54)		1.09		(0.11)		1.89		(0.59)		0.95
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)		(0.13)		(0.22)		(0.23)		(0.19)
Net Realized Gain	—		(0.30)		(0.12)		(0.35)		(0.29)		(0.38)
Total Distributions	—		(0.51)		(0.25)		(0.57)		(0.52)		(0.57)
Net Asset Value, End of Period	$7.80		$8.34		$7.76		$8.12		$6.80		$7.91
Total Return(2)	(6.47	)%(5)	14.26%		(1.15)%		28.30%		(7.85)%		12.96%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$32,874		$36,573		$35,868		$42,162		$38,642		$50,116
Ratio of Expenses Before Expense Limitation	1.36	%(6)	1.38%		1.36%		1.33%		1.34%		1.34%
Ratio of Expenses After Expense Limitation	0.87	%(3)(6)	0.87	%(3)	0.87	%(3)	0.87	%(3)	0.87	%(3)	0.86	%(3)
Ratio of Net Investment Income	2.23	%(3)(6)	2.11	%(3)	2.06	%(3)	2.58	%(3)	2.80	%(3)	2.98	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.01%
Portfolio Turnover Rate	37	%(5)	59%		62%		30%		44%		43%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Financial Highlights

Global Infrastructure Portfolio

	Class II
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$8.27		$7.70		$8.06		$6.76		$7.85		$7.49
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.08		0.15		0.13		0.18		0.18		0.21
Net Realized and Unrealized Gain (Loss)	(0.62)		0.92		(0.26)		1.67		(0.77)		0.71
Total from Investment Operations	(0.54)		1.07		(0.13)		1.85		(0.59)		0.92
Distributions from and/or in Excess of:
Net Investment Income	—		(0.20)		(0.11)		(0.20)		(0.21)		(0.18)
Net Realized Gain	—		(0.30)		(0.12)		(0.35)		(0.29)		(0.38)
Total Distributions	—		(0.50)		(0.23)		(0.55)		(0.50)		(0.56)
Net Asset Value, End of Period	$7.73		$8.27		$7.70		$8.06		$6.76		$7.85
Total Return(2)	(6.53	)%(5)	14.00%		(1.43)%		27.87%		(7.89)%		12.54%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$52,619		$53,857		$41,277		$46,055		$38,193		$45,234
Ratio of Expenses Before Expense Limitation	1.61	%(6)	1.63%		1.61%		1.58%		1.59%		1.59%
Ratio of Expenses After Expense Limitation	1.12	%(3)(6)	1.12	%(3)	1.12	%(3)	1.12	%(3)	1.12	%(3)	1.11	%(3)
Ratio of Net Investment Income	1.98	%(3)(6)	1.86	%(3)	1.81	%(3)	2.33	%(3)	2.55	%(3)	2.73	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.01%
Portfolio Turnover Rate	37	%(5)	59%		62%		30%		44%		43%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.
The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Infrastructure Portfolio. The Fund seeks both capital appreciation and current income. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airports	$2,103	$1,563	$—	$3,666
Commercial Services & Supplies	3,874	—	—	3,874
Communications	13,479	4,696	—	18,175
Diversified	1,204	4,084	—	5,288
Electricity Transmission & Distribution	7,236	6,620	—	13,856
Oil & Gas Storage & Transportation	21,908	7,948	—	29,856
Railroads	344	—	—	344
Renewables	—	365	—	365
Toll Roads	—	4,247	—	4,247
Utilities	884	—	—	884
Water	1,182	1,926	—	3,108
Total Common Stocks	52,214	31,449	—	83,663
Short-Term Investments
Investment Company	2,076	—	—	2,076
Repurchase Agreements	—	50	—	50
Total Short-Term Investments	2,076	50	—	2,126
Total Assets	$54,290	$31,499	$—	$85,789

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$3,560	(a)	$—	$(3,560	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of approximately $280,000, of which approximately $266,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2022, there was uninvested cash of approximately $14,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $3,496,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2022:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$280	$—	$—	$—	$280
Total Borrowings	$280	$—	$—	$—	$280
Gross amount of recognized liabilities for securities lending transactions					$280

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.87% for Class I shares and 1.12% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $212,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $34,798,000 and $31,923,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$2,577	$17,694	$18,195	$4
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$2,076

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,024	$3,016	$1,179	$1,185

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2021.

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$3,323	$4,045

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 60.4%.

L. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

M. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	113,375,219	4,792,054
Nancy C. Everett	113,605,585	4,561,688
Eddie A. Grier	113,188,820	4,978,453
Jakki L. Haussler	113,619,810	4,547,463
Patricia A. Maleski	113,689,242	4,478,031

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average, actual management fee was lower than its peer group average, and total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGINSAN
4870072 EXP 08.31.23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Global Real Estate Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Investment Advisory Agreement Approval	17
Liquidity Risk Management Program	19
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Expense Example

Global Real Estate Portfolio

As a shareholder of the Global Real Estate Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Real Estate Portfolio Class II	$1,000.00	$787.60	$1,018.60	$5.54	$6.26	1.25%

*  Expenses are calculated using the Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.3%)
Australia (2.9%)
Dexus REIT	48,045	$295
GPT Group REIT	78,867	231
National Storage REIT	190,357	282
Shopping Centres Australasia Property Group REIT	118,571	226
Vicinity Centres REIT	139,459	177
		1,211
Austria (0.4%)
CA Immobilien Anlagen AG	4,908	156
Belgium (0.7%)
Aedifica SA REIT	1,081	104
Warehouses De Pauw CVA REIT	5,387	170
		274
Canada (2.3%)
Chartwell Retirement Residences	31,260	271
InterRent REIT	27,976	261
Tricon Residential, Inc.	42,748	433
		965
China (0.4%)
GDS Holdings Ltd. ADR (a)	3,089	103
Longfor Group Holdings Ltd. (b)	15,500	74
		177
Finland (0.5%)
Kojamo Oyj	11,840	206
France (0.9%)
Klepierre SA REIT	10,039	194
Mercialys SA REIT	22,318	181
		375
Germany (1.6%)
Grand City Properties SA	13,166	178
Vonovia SE	16,222	502
		680
Hong Kong (5.3%)
CK Asset Holdings Ltd. (b)	97,000	689
Link REIT (b)	93,560	765
Sun Hung Kai Properties Ltd. (b)	56,393	668
Wharf Real Estate Investment Co., Ltd. (b)	20,420	97
		2,219
Japan (10.5%)
Daiwa Office Investment Corp. REIT	42	216
Frontier Real Estate Investment Corp. REIT	49	189
GLP J-REIT	223	273
Hoshino Resorts, Inc.	39	189
Japan Metropolitan Fund Investment Corp. REIT	418	326
Japan Real Estate Investment Corp. REIT	85	391
Mitsubishi Estate Co., Ltd.	48,400	701
Mitsui Fudosan Co., Ltd.	36,800	791
Mitsui Fudosan Logistics Park, Inc. REIT	74	280
Nippon Building Fund, Inc. REIT	90	449
	Shares	Value (000)
Nomura Real Estate Master Fund, Inc. REIT	238	$297
Orix, Inc. J-REIT	208	283
		4,385
Malta (0.0%) (c)
BGP Holdings PLC (d)	5,886,464	19
Netherlands (0.9%)
Eurocommercial Properties NV CVA REIT	7,236	155
NSI NV REIT	6,446	222
		377
Singapore (3.1%)
CapitaLand Integrated Commercial Trust REIT	319,200	499
Capitaland Investment Ltd.	29,300	80
Digital Core Management Pte Ltd. REIT (a)(e)	191,000	147
Frasers Centrepoint Trust REIT	13,800	23
Mapletree Commercial Trust REIT	239,800	316
Suntec Real Estate Investment Trust REIT	184,200	215
		1,280
Spain (1.0%)
Inmobiliaria Colonial Socimi SA REIT	31,068	199
Merlin Properties Socimi SA REIT	23,385	226
		425
Sweden (0.7%)
Catena AB	2,970	108
Fabege AB	20,081	190
		298
Switzerland (0.5%)
PSP Swiss Property AG (Registered)	1,804	201
United Kingdom (4.5%)
Big Yellow Group PLC REIT	12,129	195
Derwent London PLC REIT	6,499	207
Empiric Student Property PLC REIT	104,984	110
Helical PLC	30,960	140
Land Securities Group PLC REIT	35,819	291
LondonMetric Property PLC REIT	43,684	121
Segro PLC REIT	36,678	438
UNITE Group PLC REIT	16,215	211
Workspace Group PLC REIT	22,588	152
		1,865
United States (62.1%)
Agree Realty Corp. REIT	22,893	1,651
American Tower Corp. REIT	1,630	417
Americold Realty Trust Inc. REIT	14,168	426
AvalonBay Communities, Inc. REIT	7,406	1,439
Boyd Gaming Corp. REIT	4,890	243
Brixmor Property Group, Inc. REIT	38,244	773
Digital Realty Trust, Inc. REIT	18,423	2,392
Duke Realty Corp. REIT	11,000	604
Equity Residential REIT	21,810	1,575
Extra Space Storage, Inc. REIT	4,932	839
Healthpeak Properties, Inc. REIT	27,023	700
Host Hotels & Resorts, Inc. REIT	23,437	367

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
United States (cont'd)
Invitation Homes, Inc. REIT	21,863	$778
Kilroy Realty Corp. REIT	7,353	385
Kite Realty Group Trust REIT	29,455	509
Mid-America Apartment Communities, Inc. REIT	7,036	1,229
NETSTREIT Corp. REIT	21,174	400
Park Hotels & Resorts, Inc. REIT	19,365	263
ProLogis, Inc. REIT	22,512	2,648
Public Storage REIT	7,513	2,349
Rexford Industrial Realty, Inc. REIT	7,061	407
RPT Realty REIT	38,163	375
Simon Property Group, Inc. REIT	4,232	402
SITE Centers Corp. REIT	56,756	764
SL Green Realty Corp. REIT (e)	9,510	439
Sun Communities, Inc. REIT	5,142	819
Welltower, Inc. REIT	32,239	2,655
		25,848
Total Common Stocks (Cost $43,726)		40,961
Short-Term Investments (2.4%)
Securities held as Collateral on Loaned Securities (1.1%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	354,059	354
	Face Amount (000)
Repurchase Agreements (0.2%)
HSBC Securities USA, Inc. (1.50%, dated 6/30/22, due 7/1/22; proceeds $28; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 2/15/23 - 5/15/32; valued at $28)	$28	28
Merrill Lynch & Co., Inc. (1.46%, dated 6/30/22, due 7/1/22; proceeds $54; fully collateralized by a U.S. Government obligation; 1.63% due 5/15/31; valued at $55)	54	54
		82
Total Securities held as Collateral on Loaned Securities (Cost $436)		436
	Shares
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $560)	560,155	560
Total Short-Term Investments (Cost $996)		996
Total Investments (100.7%) (Cost $44,722) Including $575 of Securities Loaned (f)(g)		41,957
Liabilities in Excess of Other Assets (–0.7%)		(311)
Net Assets (100.0%)		$41,646

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  Amount is less than 0.05%.

(d)  At June 30, 2022, the Fund held a fair valued security valued at approximately $19,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  All or a portion of this security was on loan at June 30, 2022.

(f)  The approximate fair value and percentage of net assets, $14,003,000 and 33.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,951,000 and the aggregate gross unrealized depreciation is approximately $4,716,000, resulting in net unrealized depreciation of approximately $2,765,000.

ADR  American Depositary Receipt.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Diversified	22.3%
Residential	18.6
Retail	14.5
Industrial	12.9
Health Care	9.0
Self Storage	8.8
Office	8.8
Other**	5.1
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2022.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $43,808)	$41,043
Investment in Security of Affiliated Issuer, at Value (Cost $914)	914
Total Investments in Securities, at Value (Cost $44,722)	41,957
Foreign Currency, at Value (Cost $40)	40
Cash from Securities Lending	23
Receivable for Investments Sold	208
Dividends Receivable	146
Tax Reclaim Receivable	19
Receivable for Fund Shares Sold	17
Receivable from Securities Lending Income	1
Receivable from Affiliate	—	@
Other Assets	15
Total Assets	42,426
Liabilities:
Collateral on Securities Loaned, at Value	459
Payable for Investments Purchased	102
Payable for Professional Fees	46
Payable for Custodian Fees	40
Payable for Advisory Fees	38
Deferred Capital Gain Country Tax	30
Payable for Fund Shares Redeemed	24
Payable for Servicing Fees	16
Payable for Distribution Fees — Class II Shares	9
Payable for Administration Fees	3
Payable for Transfer Agency Fees	1
Other Liabilities	12
Total Liabilities	780
NET ASSETS	$41,646
Net Assets Consist of:
Paid-in-Capital	$41,685
Total Accumulated Loss	(39)
Net Assets	$41,646
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 5,106,657 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.16
(1) Including:
Securities on Loan, at Value:	$575

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Global Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $36 of Foreign Taxes Withheld)	$862
Income from Securities Loaned — Net	3
Dividends from Security of Affiliated Issuer (Note H)	1
Total Investment Income	866
Expenses:
Advisory Fees (Note B)	200
Professional Fees	66
Distribution Fees — Class II Shares (Note E)	63
Servicing Fees (Note D)	42
Custodian Fees (Note G)	25
Administration Fees (Note C)	20
Shareholder Reporting Fees	9
Pricing Fees	4
Transfer Agency Fees (Note F)	2
Directors' Fees and Expenses	2
Other Expenses	5
Total Expenses	438
Waiver of Advisory Fees (Note B)	(125)
Rebate from Morgan Stanley Affiliate (Note H)	(— @)
Net Expenses	313
Net Investment Income	553
Realized Loss:
Investments Sold (Net of $1 of Capital Gain Country Tax)	(165)
Foreign Currency Translation	(— @)
Net Realized Loss	(165)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $6)	(12,062)
Foreign Currency Translation	(4)
Net Change in Unrealized Appreciation (Depreciation)	(12,066)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(12,231)
Net Decrease in Net Assets Resulting from Operations	$(11,678)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Global Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$553	$1,066
Net Realized Gain (Loss)	(165)	12,068
Net Change in Unrealized Appreciation (Depreciation)	(12,066)	(1,166)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,678)	11,968
Dividends and Distributions to Shareholders:
Class II	—	(1,323)
Capital Share Transactions:(1)
Class II:
Subscribed	1,491	4,667
Distributions Reinvested	—	1,323
Redeemed	(6,444)	(11,612)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(4,953)	(5,622)
Total Increase (Decrease) in Net Assets	(16,631)	5,023
Net Assets:
Beginning of Period	58,277	53,254
End of Period	$41,646	$58,277
(1) Capital Share Transactions:
Class II:
Shares Subscribed	159	488
Shares Issued on Distributions Reinvested	—	135
Shares Redeemed	(675)	(1,222)
Net Decrease in Class II Shares Outstanding	(516)	(599)

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Financial Highlights

Global Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$10.36		$8.56		$10.80		$9.87		$11.09		$10.36
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.10		0.18		0.16		0.18		0.25		0.24
Net Realized and Unrealized Gain (Loss)	(2.30)		1.85		(1.86)		1.58		(1.13)		0.75
Total from Investment Operations	(2.20)		2.03		(1.70)		1.76		(0.88)		0.99
Distributions from and/or in Excess of:
Net Investment Income	—		(0.23)		(0.37)		(0.29)		(0.34)		(0.26)
Net Realized Gain	—		—		(0.17)		(0.54)		—		—
Total Distributions	—		(0.23)		(0.54)		(0.83)		(0.34)		(0.26)
Net Asset Value, End of Period	$8.16		$10.36		$8.56		$10.80		$9.87		$11.09
Total Return(2)	(21.24	)%(6)	23.83%		(14.85)%		18.06%		(8.20)%		9.71%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$41,646		$58,277		$53,254		$70,426		$66,751		$83,625
Ratio of Expenses Before Expense Limitation	1.75	%(7)	1.81%		1.81%		1.64%		1.66%		1.69%
Ratio of Expenses After Expense Limitation	1.25	%(3)(7)	1.25	%(3)	1.25	%(3)	1.25	%(3)	1.33	%(3)(4)	1.40	%(3)
Ratio of Net Investment Income	2.21	%(3)(7)	1.89	%(3)	1.89	%(3)	1.67	%(3)	2.37	%(3)	2.26	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	46	%(6)	123%		53%		24%		36%		34%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class II shares. Prior to July 1, 2018, the maximum ratio was 1.40% for Class II shares.

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Real Estate Portfolio. The Fund seeks to provide current income and capital appreciation. The Fund currently offers Class II shares only, although Class I shares may be offered in the future.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the

9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Diversified	$2,495	$6,803	$—	$9,298
Health Care	3,626	104	—	3,730
Industrial	4,085	1,269	—	5,354
Lodging/Resorts	873	189	—	1,062
Office	824	2,832	—	3,656
Residential	6,534	1,207	19	7,760
Retail	4,897	1,122	—	6,019
Self Storage	3,188	477	—	3,665
Specialty	417	—	—	417
Total Common Stocks	26,939	14,003	19	40,961

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets: (cont'd)
Short-Term Investments
Investment Company	$914	$—	$—	$914
Repurchase Agreements	—	82	—	82
Total Short-Term Investments	914	82	—	996
Total Assets	$27,853	$14,085	$19	$41,957

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$20
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(1)
Realized gains (losses)	—
Ending Balance	$19
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2022	$(1)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2022:

	Fair Value at June 30, 2022 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stock	$19	Market Transaction Method	Transaction Valuation	$0.003	Increase

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$575	(a)	$—	$(575	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of approximately $459,000, of which approximately $436,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2022, there was uninvested cash of approximately $23,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $160,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2022:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$459	$—	$—	$—	$459
Total Borrowings	$459	$—	$—	$—	$459
Gross amount of recognized liabilities for securities lending transactions					$459

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.80% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that the total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $125,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $23,153,000 and $27,847,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$298	$7,793	$7,177	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$914

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,323	$—	$2,346	$1,057

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2021:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(347)	$347

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$3,600	$162

During the year ended December 31, 2021, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $6,764,000.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 87.1%.

L. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

M. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	113,375,219	4,792,054
Nancy C. Everett	113,605,585	4,561,688
Eddie A. Grier	113,188,820	4,978,453
Jakki L. Haussler	113,619,810	4,547,463
Patricia A. Maleski	113,689,242	4,478,031

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Advisers and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee was lower than its peer group average and total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGRESAN
4870088 EXP 08.31.23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Growth Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Expense Example	2
Consolidated Portfolio of Investments	3
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	7
Consolidated Statements of Changes in Net Assets	8
Consolidated Financial Highlights	9
Notes to Consolidated Financial Statements	11
Investment Advisory Agreement Approval	23
Liquidity Risk Management Program	25
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Expense Example

Growth Portfolio

As a shareholder of the Growth Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Growth Portfolio Class I	$1,000.00	$433.70	$1,021.97	$2.03	$2.86	0.57%
Growth Portfolio Class II	1,000.00	433.30	1,020.73	2.91	4.11	0.82

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (94.7%)
Automobiles (0.4%)
Rivian Automotive, Inc., Class A (a)	61,252	$1,577
Biotechnology (0.6%)
Alnylam Pharmaceuticals, Inc. (a)	9,636	1,405
Moderna, Inc. (a)	9,485	1,355
		2,760
Capital Markets (0.7%)
Coinbase Global, Inc., Class A (a)(b)	59,851	2,814
Chemicals (0.4%)
Ginkgo Bioworks Holdings, Inc. (a)	691,736	1,646
Commercial Services & Supplies (0.2%)
Aurora Innovation, Inc. (a)	371,870	710
Consumer Finance (0.3%)
Upstart Holdings, Inc. (a)(b)	36,140	1,143
Electronic Equipment, Instruments & Components (0.0%)
Magic Leap, Class A (a)(c)(d) (acquisition cost — $1,526; acquired 12/22/15)	3,138	—
Entertainment (5.9%)
ROBLOX Corp., Class A (a)	588,109	19,325
Sea Ltd. ADR (Singapore) (a)	86,979	5,816
		25,141
Health Care Equipment & Supplies (0.5%)
DexCom, Inc. (a)	30,152	2,247
Health Care Providers & Services (3.9%)
Agilon Health, Inc. (a)	587,958	12,835
Guardant Health, Inc. (a)	90,331	3,644
		16,479
Health Care Technology (4.4%)
Doximity, Inc., Class A (a)	196,133	6,829
GoodRx Holdings, Inc., Class A (a)	204,198	1,209
Veeva Systems, Inc., Class A (a)	55,463	10,984
		19,022
Hotels, Restaurants & Leisure (1.2%)
Airbnb, Inc., Class A (a)	60,207	5,363
Information Technology Services (24.3%)
Adyen NV (Netherlands) (a)	7,874	11,363
Affirm Holdings, Inc. (a)	109,919	1,985
Block, Inc., Class A (a)	192,855	11,853
Cloudflare, Inc., Class A (a)	491,307	21,495
MongoDB, Inc. (a)	30,136	7,820
Shopify, Inc., Class A (Canada) (a)	633,030	19,776
Snowflake, Inc., Class A (a)	212,208	29,510
		103,802
Interactive Media & Services (1.5%)
ZoomInfo Technologies, Inc., Class A (a)	188,338	6,260
	Shares	Value (000)
Internet & Direct Marketing Retail (12.0%)
Chewy, Inc., Class A (a)	268,041	$9,307
Coupang, Inc. (a)	638,046	8,135
DoorDash, Inc., Class A (a)	332,090	21,310
MercadoLibre, Inc. (a)	12,488	7,953
Wayfair, Inc., Class A (a)	107,519	4,684
		51,389
Leisure Products (0.3%)
Peloton Interactive, Inc., Class A (a)	136,294	1,251
Life Sciences Tools & Services (2.3%)
10X Genomics, Inc., Class A (a)	139,275	6,302
Illumina, Inc. (a)	19,390	3,575
		9,877
Pharmaceuticals (6.8%)
Royalty Pharma PLC, Class A (United Kingdom)	686,498	28,861
Road & Rail (6.1%)
Grab Holdings Ltd., Class A (Singapore) (a)	2,183,955	5,526
Uber Technologies, Inc. (a)	999,860	20,457
		25,983
Semiconductors & Semiconductor Equipment (3.1%)
ASML Holding NV (Netherlands)	28,077	13,361
Software (19.5%)
Bill.Com Holdings, Inc. (a)	122,970	13,519
Datadog, Inc., Class A (a)	238,611	22,724
Trade Desk, Inc., Class A (a)	511,974	21,447
Unity Software, Inc. (a)	269,942	9,939
Zoom Video Communications, Inc., Class A (a)	146,582	15,827
		83,456
Specialty Retail (0.3%)
Carvana Co. (a)	53,202	1,201
Total Common Stocks (Cost $673,283)		404,343
Preferred Stocks (1.7%)
Software (1.7%)
Databricks, Inc. (a)(c)(d) (acquisition cost — $8,310; acquired 8/31/21)	37,696	6,563
Lookout, Inc. Series F (a)(c)(d) (acquisition cost — $1,618; acquired 6/17/14)	141,612	735
Total Preferred Stocks (Cost $9,928)		7,298
Investment Company (0.8%)
Grayscale Bitcoin Trust (a) (Cost $11,735)	270,111	3,258
Short-Term Investments (3.5%)
Securities held as Collateral on Loaned Securities (0.8%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	3,026,844	3,027

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc., (1.50%, dated 6/30/22, due 7/1/22; proceeds $236; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 2/15/23 - 5/15/32; valued at $241)	$236	$236
Merrill Lynch & Co., Inc., (1.46%, dated 6/30/22, due 7/1/22; proceeds $458; fully collateralized by a U.S. Government obligation; 1.63% due 5/15/31; valued at $467)	458	458
		694
Total Securities held as Collateral on Loaned Securities (Cost $3,721)		3,721
	Shares	Value (000)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $11,516)	11,515,967	$11,516
Total Short-Term Investments (Cost $15,237)		15,237
Total Investments Excluding Purchased Options (100.7%) (Cost $710,183)		430,136
Total Purchased Options Outstanding (0.1%) (Cost $3,580)		258
Total Investments (100.8%) (Cost $713,763) Including $3,672 of Securities Loaned (e)(f)(g)		430,394
Liabilities in Excess of Other Assets (–0.8%)		(3,607)
Net Assets (100.0%)		$426,787

The Fund had the following Derivative Contract — PIPE open at June 30, 2022:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized (Depreciation) (000)	% of Net Assets
Social Capital Suvretta Holdings Corp.III	ProKidney, LP (a)(c)(d)(h)(i)	$2,420,430	12/30/2022	$(349)	(0.08)%

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2022.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at June 30, 2022 amounts to approximately $6,949,000 and represents 1.6% of net assets.

(d)  At June 30, 2022, the Fund held fair valued securities and derivative contract at approximately $6,949,000, representing 1.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  The approximate fair value and percentage of net assets, $11,363,000 and 2.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Consolidated Financial Statements.

(f)  Securities are available as collateral in connection with a derivative contract - PIPE and purchased options.

(g)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,796,000 and the aggregate gross unrealized depreciation is approximately $297,514,000, resulting in net unrealized depreciation of approximately $283,718,000.

(h)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 242,043 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between ProKidney, LP and Social Capital Suvretta Holdings Corp.III, a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Social Capital Suvretta Holdings Corp.III, and ProKidney, LP , and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Social Capital Suvretta Holdings Corp.III, and ProKidney, LP. The investment is restricted from resale until the settlement date.

(i)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

ADR  American Depositary Receipt.

PIPE  Private Investment in Public Equity.

SPAC  Special Purpose Acquisition Company.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov-22	255,980,426	$255,980	$253		$1,229	$(976)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul-22	250,959,503	250,960	2		1,169	(1,167)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug-22	117,162,448	117,162	3		796	(793)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul-22	72,806,938	72,807	—	@	386	(386)
							$258		$3,580	$(3,322)

@  Value is less than $500.

CNH  — Chinese Yuan Renminbi Offshore

USD  — United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Information Technology Services	24.3%
Others**	23.5
Software	21.3
Internet & Direct Marketing Retail	12.1
Pharmaceuticals	6.8
Road & Rail	6.1
Entertainment	5.9
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2022.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open PIPE contract with unrealized depreciation of approximately $349,000.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Growth Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $699,220)	$415,851
Investment in Security of Affiliated Issuer, at Value (Cost $14,543)	14,543
Total Investments in Securities, at Value (Cost $713,763)	430,394
Foreign Currency, at Value (Cost $1)	1
Receivable for Fund Shares Sold	1,728
Cash from Securities Lending	202
Receivable from Securities Lending Income	28
Receivable from Affiliate	10
Other Assets	75
Total Assets	432,438
Liabilities:
Collateral on Securities Loaned, at Value	3,923
Payable for Advisory Fees	383
Unrealized Depreciation on Derivative Contract — PIPE	349
Due to Broker	320
Payable for Servicing Fees	190
Bank Overdraft	260
Payable for Professional Fees	49
Payable for Distribution Fees — Class II Shares	35
Payable for Administration Fees	29
Payable for Fund Shares Redeemed	25
Payable for Custodian Fees	17
Payable for Directors' Fees and Expenses	10
Payable for Transfer Agency Fees	3
Other Liabilities	58
Total Liabilities	5,651
NET ASSETS	$426,787
Net Assets Consist of:
Paid-in-Capital	$472,366
Total Accumulated Loss	(45,579)
Net Assets	$426,787
CLASS I:
Net Assets	$258,248
Net Asset Value, Offering and Redemption Price Per Share Applicable to 11,083,422 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$23.30
CLASS II:
Net Assets	$168,539
Net Asset Value, Offering and Redemption Price Per Share Applicable to 8,034,770 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$20.98
(1) Including:
Securities on Loan, at Value:	$3,672

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Growth Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $16 of Foreign Taxes Withheld)	$361
Income from Securities Loaned — Net	88
Dividends from Security of Affiliated Issuer (Note H)	21
Total Investment Income	470
Expenses:
Advisory Fees (Note B)	1,600
Servicing Fees (Note D)	440
Distribution Fees — Class II Shares (Note E)	293
Administration Fees (Note C)	256
Professional Fees	75
Shareholder Reporting Fees	29
Custodian Fees (Note G)	19
Directors' Fees and Expenses	7
Transfer Agency Fees (Note F)	6
Pricing Fees	2
Other Expenses	16
Total Expenses	2,743
Waiver of Advisory Fees (Note B)	(625)
Rebate from Morgan Stanley Affiliate (Note H)	(9)
Net Expenses	2,109
Net Investment Loss	(1,639)
Realized Loss:
Investments Sold	(37,114)
Foreign Currency Translation	(1)
Net Realized Loss	(37,115)
Change in Unrealized Appreciation (Depreciation):
Investments	(522,314)
Foreign Currency Translation	— @
Derivative Contracts — PIPE	(349)
Net Change in Unrealized Appreciation (Depreciation)	(522,663)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(559,778)
Net Decrease in Net Assets Resulting from Operations	$(561,417)

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Growth Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(1,639)	$(6,912)
Net Realized Gain (Loss)	(37,115)	291,430
Net Change in Unrealized Appreciation (Depreciation)	(522,663)	(275,645)
Net Increase (Decrease) in Net Assets Resulting from Operations	(561,417)	8,873
Dividends and Distributions to Shareholders:
Class I	—	(182,572)
Class II	—	(102,441)
Total Dividends and Distributions to Shareholders	—	(285,013)
Capital Share Transactions:(1)
Class I:
Subscribed	14,009	36,428
Distributions Reinvested	—	182,572
Redeemed	(45,836)	(134,771)
Class II:
Subscribed	55,030	119,731
Distributions Reinvested	—	102,441
Redeemed	(40,079)	(150,916)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(16,876)	155,485
Total Decrease in Net Assets	(578,293)	(120,655)
Net Assets:
Beginning of Period	1,005,080	1,125,735
End of Period	$426,787	$1,005,080
(1) Capital Share Transactions:
Class I:
Shares Subscribed	411	535
Shares Issued on Distributions Reinvested	—	3,013
Shares Redeemed	(1,343)	(2,028)
Net Increase (Decrease) in Class I Shares Outstanding	(932)	1,520
Class II:
Shares Subscribed	1,862	2,052
Shares Issued on Distributions Reinvested	—	1,873
Shares Redeemed	(1,254)	(2,469)
Net Increase in Class II Shares Outstanding	608	1,456

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Consolidated Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$53.72		$70.24		$35.80		$28.62		$32.38		$24.65
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.07)		(0.35)		(0.28)		(0.14)		(0.14)		(0.13)
Net Realized and Unrealized Gain (Loss)	(30.35)		2.53		40.32		9.23		3.34		10.44
Total from Investment Operations	(30.42)		2.18		40.04		9.09		3.20		10.31
Distributions from and/or in Excess of:
Net Realized Gain	—		(18.70)		(5.60)		(1.91)		(6.96)		(2.58)
Net Asset Value, End of Period	$23.30		$53.72		$70.24		$35.80		$28.62		$32.38
Total Return(3)	(56.63	)%(7)	0.10%		117.31%		31.81%		7.54%		43.15%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$258,248		$645,473		$737,155		$386,720		$126,941		$133,745
Ratio of Expenses Before Expense Limitation	0.77	%(8)	0.74%		0.74%		0.78%		N/A		0.81%
Ratio of Expenses After Expense Limitation	0.57	%(4)(8)	0.57	%(4)	0.56	%(4)	0.61	%(4)(5)	0.79	%(4)	0.79	%(4)
Ratio of Net Investment Loss	(0.42	)%(4)(8)	(0.52	)%(4)	(0.55	)%(4)	(0.41	)%(4)	(0.39	)%(4)	(0.43	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.00	%(6)	0.01%
Portfolio Turnover Rate	25	%(7)	59%		55%		95%		56%		54%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective April 29, 2019, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.57% for Class I shares. Prior to April 29, 2019, the maximum ratio was 0.80% for Class I shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.
The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Consolidated Financial Highlights

Growth Portfolio

	Class II
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$48.42		$65.09		$33.51		$26.95		$30.89		$23.66
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.10)		(0.46)		(0.38)		(0.21)		(0.21)		(0.19)
Net Realized and Unrealized Gain (Loss)	(27.34)		2.49		37.56		8.68		3.23		10.00
Total from Investment Operations	(27.44)		2.03		37.18		8.47		3.02		9.81
Distributions from and/or in Excess of:
Net Realized Gain	—		(18.70)		(5.60)		(1.91)		(6.96)		(2.58)
Net Asset Value, End of Period	$20.98		$48.42		$65.09		$33.51		$26.95		$30.89
Total Return(3)	(56.67	)%(7)	(0.15)%		116.76%		31.47%		7.30%		42.82%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$168,539		$359,607		$388,580		$213,760		$139,300		$124,268
Ratio of Expenses Before Expense Limitation	1.02	%(8)	0.99%		0.99%		1.03%		N/A		1.06%
Ratio of Expenses After Expense Limitation	0.82	%(4)(8)	0.82	%(4)	0.81	%(4)	0.86	%(4)(5)	1.04	%(4)	1.04	%(4)
Ratio of Net Investment Loss	(0.67	)%(4)(8)	(0.77	)%(4)	(0.80	)%(4)	(0.66	)%(4)	(0.64	)%(4)	(0.68	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.00	%(6)	0.01%
Portfolio Turnover Rate	25	%(7)	59%		55%		95%		56%		54%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective April 29, 2019, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.82% for Class II shares. Prior to April 29, 2019, the maximum ratio was 1.05% for Class II shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Growth Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, VIF Growth Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2022, the Subsidiary represented approximately $3,662,000 or approximately 0.86% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Automobiles	$1,577	$—	$—		$1,577
Biotechnology	2,760	—	—		2,760
Capital Markets	2,814	—	—		2,814
Chemicals	1,646	—	—		1,646
Commercial Services & Supplies	710	—	—		710
Consumer Finance	1,143	—	—		1,143
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	25,141	—	—		25,141
Health Care Equipment & Supplies	2,247	—	—		2,247
Health Care Providers & Services	16,479	—	—		16,479
Health Care Technology	19,022	—	—		19,022
Hotels, Restaurants & Leisure	5,363	—	—		5,363
Information Technology Services	92,439	11,363	—		103,802
Interactive Media & Services	6,260	—	—		6,260
Internet & Direct Marketing Retail	51,389	—	—		51,389
Leisure Products	1,251	—	—		1,251
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (Cont'd)
Life Sciences Tools & Services	$9,877	$—	$—		$9,877
Pharmaceuticals	28,861	—	—		28,861
Road & Rail	25,983	—	—		25,983
Semiconductors & Semiconductor Equipment	13,361	—	—		13,361
Software	83,456	—	—		83,456
Specialty Retail	1,201	—	—		1,201
Total Common Stocks	392,980	11,363	—	†	404,343	†
Preferred Stocks
Software	—	—	7,298		7,298
Investment Company	3,258	—	—		3,258
Call Options Purchased	—	258	—		258
Short-Term Investments
Investment Company	14,543	—	—		14,543
Repurchase Agreements	—	694	—		694
Total Short-Term Investments	14,543	694	—		15,237
Total Assets	410,781	12,315	7,298	†	430,394	†
Liabilities:
Derivative Contract — PIPE	—	—	(349)		(349)
Total	$410,781	$12,315	$6,949	†	$430,045	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)		Preferred Stocks (000)		Derivative Contract — PIPE (000)
Beginning Balance	$—		$9,175	†	$—
Purchases	—		—		—
Sales	—		—		—
PIPE transactions	—		—		(349)
Amortization of discount	—		—		—
Transfers in	—	†	—		—
Transfers out	—		(—	)†	—
Corporate actions	—		—		—
Change in unrealized appreciation (depreciation)	—		(1,877)		—
Realized gains (losses)	—		—		—
Ending Balance	$—	†	$7,298		$(349)

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

	Common Stock (000)	Preferred Stocks (000)	Derivative Contract — PIPE (000)
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2022	$—	$(1,877)	$(349)

†  Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2022. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2022:

	Fair Value at June 30, 2022 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$7,298	Discounted Cash Flow	Weighted Average Cost of Capital	11.5%–14.5%/13.4%	Decrease
			Perpetual Growth Rate	3.0%–4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.4x–16.5x/23.3x	Increase
			Discount for Lack of Marketability	11.0%–14.0%/13.7%	Decrease
PIPE	$(349)	Market Implied	Discount for Lack of Marketability and Transaction Risk	14.0%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.
A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency,

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for premiums paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. The Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity. The Fund will earmark or segregate cash or liquid assets or establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a forward commitment basis.

At June 30, 2022, the Fund's derivative contract PIPE position is reflected as a Derivative Contract — PIPE in the Consolidated Portfolio of Investments.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2022:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$258 (a)
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
PIPE	Unrealized Depreciation on Derivative Contract — PIPE	Equity Risk	$(349)

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2022 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(2,167	)(b)

(b)  Amounts are included in Realized Loss on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$1,090	(c)
Equity Risk	Derivative Contract — PIPE	(349)
Total		$741

(c)  Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

At June 30, 2022, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets (000)		Liabilities (000)
Purchased Options	$258	(a)(d)	$—
Derivative Contract — PIPE	—		(349	)(e)
Total	$258		$(349)

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(d)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

(e)  Assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(f) (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$253	$—	$(253)	$0
JP Morgan Chase Bank NA	5	—	(5)	0
Total	$258	$—	$(258)	$0

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(f)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2022, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	766,038,000
Derivative Contract — PIPE:
Average monthly notional amount	$2,420,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$3,672	(g)	$—	$(3,672	)(h)(i)	$0

(g)  Represents market value of loaned securities at period end.

(h)  The Fund received cash collateral of approximately $3,923,000, of which approximately $3,721,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments. As of June 30, 2022, there was uninvested cash of approximately $202,000, which is not reflected in the Consolidated Portfolio of Investments.

(i)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2022:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stock	$3,923	$—	$—	$—	$3,923
Total Borrowings	$3,923	$—	$—	$—	$3,923
Gross amount of recognized liabilities for securities lending transactions					$3,923

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.30% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.57% for Class I shares and 0.82% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $625,000 of advisory fees were waived pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $171,059,000 and $167,549,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds -Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $9,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$33,895	$115,646	$134,998	$21
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$14,543

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income.

Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$34,650	$250,363	$13,028	$77,000

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2021.

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$9,134	$272,400

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 50.3%.

L. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Special Purpose Acquisition Companies: The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering ("IPO") for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

M. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	113,375,219	4,792,054
Nancy C. Everett	113,605,585	4,561,688
Eddie A. Grier	113,188,820	4,978,453
Jakki L. Haussler	113,619,810	4,547,463
Patricia A. Maleski	113,689,242	4,478,031

22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

25

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFCGSAN
4870110 EXP 08.31.23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

U.S. Real Estate Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Investment Advisory Agreement Approval	17
Liquidity Risk Management Program	19
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Expense Example

U.S. Real Estate Portfolio

As a shareholder of the U.S. Real Estate Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
U.S. Real Estate Portfolio Class I	$1,000.00	$786.10	$1,020.73	$3.63	$4.11	0.82%
U.S. Real Estate Portfolio Class II	1,000.00	785.60	1,019.49	4.74	5.36	1.07

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (97.7%)
Apartments (16.5%)
AvalonBay Communities, Inc. REIT	48,943	$9,507
Equity Residential REIT	207,398	14,978
Mid-America Apartment Communities, Inc. REIT	79,045	13,807
UDR, Inc. REIT	281,209	12,947
		51,239
Data Centers (8.5%)
Digital Realty Trust, Inc. REIT	195,561	25,389
GDS Holdings Ltd. ADR (China) (a)	31,263	1,044
		26,433
Free Standing (8.2%)
Agree Realty Corp. REIT	75,624	5,455
NETSTREIT Corp. REIT	194,788	3,675
Realty Income Corp. REIT	238,952	16,311
		25,441
Health Care (12.1%)
Healthpeak Properties, Inc. REIT	361,456	9,365
Ventas, Inc. REIT	183,146	9,419
Welltower, Inc. REIT	227,667	18,749
		37,533
Industrial (15.0%)
Americold Realty Trust, Inc. REIT	160,357	4,817
Duke Realty Corp. REIT	130,301	7,160
ProLogis, Inc. REIT	255,981	30,116
Rexford Industrial Realty, Inc. REIT	79,607	4,585
		46,678
Lodging/Resorts (2.9%)
Boyd Gaming Corp.	45,235	2,250
Host Hotels & Resorts, Inc. REIT	287,635	4,510
Park Hotels & Resorts, Inc. REIT	166,748	2,263
		9,023
Manufactured Homes (2.8%)
Sun Communities, Inc. REIT	55,314	8,815
Office (2.3%)
Kilroy Realty Corp. REIT	54,042	2,828
SL Green Realty Corp. REIT (b)	96,766	4,466
		7,294
Regional Malls (1.9%)
Simon Property Group, Inc. REIT	63,442	6,022
Self Storage (11.5%)
Extra Space Storage, Inc. REIT	55,405	9,426
Life Storage, Inc. REIT	56,546	6,314
Public Storage REIT	63,886	19,975
		35,715
Shopping Centers (7.7%)
Brixmor Property Group, Inc. REIT	365,475	7,386
Kite Realty Group Trust REIT	343,405	5,937
RPT Realty REIT	379,808	3,734
SITE Centers Corp. REIT	522,760	7,042
		24,099
	Shares	Value (000)
Single Family Homes (3.1%)
Invitation Homes, Inc. REIT	268,161	$9,541
Specialty (5.2%)
American Tower Corp. REIT	15,354	3,924
Iron Mountain, Inc. REIT	142,225	6,925
Outfront Media, Inc. REIT	162,884	2,761
VICI Properties, Inc. REIT	90,795	2,705
		16,315
Total Common Stocks (Cost $309,274)		304,148
Short-Term Investments (3.1%)
Securities held as Collateral on Loaned Securities (1.5%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	3,602,613	3,603
	Face Amount (000)
Repurchase Agreements (0.3%)
Merrill Lynch & Co., Inc. (1.46%, dated 6/30/22, due 7/1/22; proceeds $545; fully collateralized by U.S. Government obligations; 1.63% due 5/15/31; valued at $556)	$545	545
HSBC Securities USA, Inc. (1.50%, dated 6/30/22, due 7/1/22; proceeds $281; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 2/15/23 - 5/15/32; valued at $287)	281	281
		826
Total Securities held as Collateral on Loaned Securities (Cost $4,429)		4,429
	Shares
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $4,969)	4,968,887	4,969
Total Short-Term Investments (Cost $9,398)		9,398
Total Investments (100.8%) (Cost $318,672) Including $4,466 of Securities Loaned (c)		313,546
Liabilities in Excess of Other Assets (–0.8%)		(2,391)
Net Assets (100.0%)		$311,155

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2022.

(c)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $23,444,000 and the aggregate gross unrealized depreciation is approximately $28,570,000, resulting in net unrealized depreciation of approximately $5,126,000.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

U.S. Real Estate Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Apartments	16.5%
Industrial	15.1
Other**	15.0
Health Care	12.1
Self Storage	11.5
Data Centers	8.5
Free Standing	8.2
Shopping Centers	7.8
Specialty	5.3
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2022.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $310,100)	$304,974
Investment in Security of Affiliated Issuer, at Value (Cost $8,572)	8,572
Total Investments in Securities, at Value (Cost $318,672)	313,546
Foreign Currency, at Value (Cost $21)	21
Cash from Securities Lending	240
Receivable for Fund Shares Sold	1,875
Dividends Receivable	866
Receivable from Affiliate	5
Other Assets	66
Total Assets	316,619
Liabilities:
Collateral on Securities Loaned, at Value	4,669
Payable for Advisory Fees	441
Payable for Servicing Fees	130
Payable for Fund Shares Redeemed	82
Payable for Professional Fees	42
Payable for Distribution Fees — Class II Shares	35
Payable for Administration Fees	21
Payable for Custodian Fees	4
Payable for Transfer Agency Fees	3
Other Liabilities	37
Total Liabilities	5,464
NET ASSETS	$311,155
Net Assets Consist of:
Paid-in-Capital	$233,771
Total Distributable Earnings	77,384
Net Assets	$311,155
CLASS I:
Net Assets	$144,352
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,823,259 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$18.45
CLASS II:
Net Assets	$166,803
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,106,683 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$18.32
(1) Including:
Securities on Loan, at Value:	$4,466

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$5,311
Dividends from Security of Affiliated Issuer (Note H)	7
Income from Securities Loaned — Net	2
Total Investment Income	5,320
Expenses:
Advisory Fees (Note B)	1,266
Servicing Fees (Note D)	266
Distribution Fees — Class II Shares (Note E)	242
Administration Fees (Note C)	145
Professional Fees	60
Shareholder Reporting Fees	38
Custodian Fees (Note G)	7
Transfer Agency Fees (Note F)	7
Directors' Fees and Expenses	4
Pricing Fees	1
Other Expenses	6
Total Expenses	2,042
Waiver of Advisory Fees (Note B)	(317)
Rebate from Morgan Stanley Affiliate (Note H)	(2)
Net Expenses	1,723
Net Investment Income	3,597
Realized Gain:
Investments Sold	2,645
Change in Unrealized Appreciation (Depreciation):
Investments	(91,950)
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(91,950)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(89,305)
Net Decrease in Net Assets Resulting from Operations	$(85,708)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

U.S. Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,597	$4,687
Net Realized Gain	2,645	114,749
Net Change in Unrealized Appreciation (Depreciation)	(91,950)	8,475
Net Increase (Decrease) in Net Assets Resulting from Operations	(85,708)	127,911
Dividends and Distributions to Shareholders:
Class I	—	(3,597)
Class II	—	(3,799)
Total Dividends and Distributions to Shareholders	—	(7,396)
Capital Share Transactions:(1)
Class I:
Subscribed	8,127	8,959
Distributions Reinvested	—	3,597
Redeemed	(18,082)	(43,565)
Class II:
Subscribed	7,837	9,915
Distributions Reinvested	—	3,799
Redeemed	(17,414)	(46,670)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(19,532)	(63,965)
Total Increase (Decrease) in Net Assets	(105,240)	56,550
Net Assets:
Beginning of Period	416,395	359,845
End of Period	$311,155	$416,395
(1) Capital Share Transactions:
Class I:
Shares Subscribed	390	451
Shares Issued on Distributions Reinvested	—	174
Shares Redeemed	(834)	(2,241)
Net Decrease in Class I Shares Outstanding	(444)	(1,616)
Class II:
Shares Subscribed	390	499
Shares Issued on Distributions Reinvested	—	185
Shares Redeemed	(818)	(2,337)
Net Decrease in Class II Shares Outstanding	(428)	(1,653)

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$23.47		$17.13		$21.93		$19.52		$21.72		$21.39
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.22		0.27		0.35		0.51		0.51		0.45
Net Realized and Unrealized Gain (Loss)	(5.24)		6.49		(4.20)		3.15		(2.13)		0.20
Total from Investment Operations	(5.02)		6.76		(3.85)		3.66		(1.62)		0.65
Distributions from and/or in Excess of:
Net Investment Income	—		(0.42)		(0.48)		(0.42)		(0.58)		(0.32)
Net Realized Gain	—		—		(0.47)		(0.83)		—		—
Total Distributions	—		(0.42)		(0.95)		(1.25)		(0.58)		(0.32)
Net Asset Value, End of Period	$18.45		$23.47		$17.13		$21.93		$19.52		$21.72
Total Return(2)	(21.39	)%(7)	39.80%		(16.85)%		18.94%		(7.71)%		3.11%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$144,352		$194,007		$169,291		$200,635		$185,191		$228,487
Ratio of Expenses Before Expense Limitation	1.00	%(8)	0.98%		0.99%		0.97%		1.03%		1.07%
Ratio of Expenses After Expense Limitation	0.82	%(3)(8)	0.82	%(3)	0.82	%(3)	0.82	%(3)	0.86	%(3)(4)	0.92	%(3)(5)
Ratio of Net Investment Income	2.12	%(3)(8)	1.36	%(3)	2.07	%(3)	2.36	%(3)	2.47	%(3)	2.13	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	26	%(7)	129%		50%		20%		40%		44%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.82% for Class I shares. Prior to July 1, 2018, the maximum ratio was 0.90% for Class I shares.

(5)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to July 1, 2017, the maximum ratio was 0.95% for Class I shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Financial Highlights

U.S. Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$23.32		$17.03		$21.80		$19.40		$21.59		$21.26
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.20		0.22		0.30		0.45		0.46		0.40
Net Realized and Unrealized Gain (Loss)	(5.20)		6.44		(4.17)		3.14		(2.13)		0.20
Total from Investment Operations	(5.00)		6.66		(3.87)		3.59		(1.67)		0.60
Distributions from and/or in Excess of:
Net Investment Income	—		(0.37)		(0.43)		(0.36)		(0.52)		(0.27)
Net Realized Gain	—		—		(0.47)		(0.83)		—		—
Total Distributions	—		(0.37)		(0.90)		(1.19)		(0.52)		(0.27)
Net Asset Value, End of Period	$18.32		$23.32		$17.03		$21.80		$19.40		$21.59
Total Return(2)	(21.44	)%(7)	39.44%		(17.10)%		18.68%		(7.97)%		2.87%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$166,803		$222,388		$190,554		$228,085		$218,290		$283,481
Ratio of Expenses Before Expense Limitation	1.25	%(8)	1.23%		1.24%		1.22%		1.28%		1.32%
Ratio of Expenses After Expense Limitation	1.07	%(3)(8)	1.07	%(3)	1.07	%(3)	1.07	%(3)	1.11	%(3)(4)	1.17	%(3)(5)
Ratio of Net Investment Income	1.87	%(3)(8)	1.11	%(3)	1.82	%(3)	2.11	%(3)	2.22	%(3)	1.88	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	26	%(7)	129%		50%		20%		40%		44%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.07% for Class II shares. Prior to July 1, 2018, the maximum ratio was 1.15% for Class II shares.

(5)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class II shares. Prior to July 1, 2017, the maximum ratio was 1.20% for Class II shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the

Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$51,239	$—	$—	$51,239
Data Centers	26,433	—	—	26,433
Free Standing	25,441	—	—	25,441
Health Care	37,533	—	—	37,533
Industrial	46,678	—	—	46,678
Lodging/Resorts	9,023	—	—	9,023
Manufactured Homes	8,815	—	—	8,815
Office	7,294	—	—	7,294
Regional Malls	6,022	—	—	6,022
Self Storage	35,715	—	—	35,715
Shopping Centers	24,099	—	—	24,099
Single Family Homes	9,541	—	—	9,541
Specialty	16,315	—	—	16,315
Total Common Stocks	304,148	—	—	304,148

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short-Term Investments
Investment Company	$8,572	$—	$—	$8,572
Repurchase Agreements	—	826	—	826
Total Short-Term Investments	8,572	826	—	9,398
Total Assets	$312,720	$826	$—	$313,546

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$4,466	(a)	$—	$(4,466	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of approximately $4,669,000, of which approximately $4,429,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2022, there was uninvested cash of approximately $240,000, which is not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2022:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stock	$4,669	$—	$—	$—	$4,669
Total Borrowings	$4,669	$—	$—	$—	$4,669
Gross amount of recognized liabilities for securities lending transactions					$4,669

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.70%	0.65%	0.60%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.52% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.82% for Class I shares and 1.07% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $317,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $95,137,000 and $119,588,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$425	$41,649	$33,502	$7
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$8,572

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$7,396	$—	$9,512	$9,477

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2021.

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$33,500	$43,031

During the year ended December 31, 2021, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $35,808,000.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 61.9%.

L. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

M. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	113,375,219	4,792,054
Nancy C. Everett	113,605,585	4,561,688
Eddie A. Grier	113,188,820	4,978,453
Jakki L. Haussler	113,619,810	4,547,463
Patricia A. Maleski	113,689,242	4,478,031

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average and the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFREISAN
4870122 EXP 08.31.23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Global Strategist Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Expense Example	2
Consolidated Portfolio of Investments	3
Consolidated Statement of Assets and Liabilities	30
Consolidated Statement of Operations	31
Consolidated Statements of Changes in Net Assets	32
Consolidated Financial Highlights	33
Notes to Consolidated Financial Statements	35
Investment Advisory Agreement Approval	48
Liquidity Risk Management Program	50
Director and Officer Information	Back Cover

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Expense Example

Global Strategist Portfolio

As a shareholder of the Global Strategist Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Strategist Portfolio Class I	$1,000.00	$826.50	$1,020.38	$4.03	$4.46	0.89%
Global Strategist Portfolio Class II	1,000.00	826.40	1,019.89	4.48	4.96	0.99

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (54.5%)
Agency Adjustable Rate Mortgage (0.0%) (a)
United States (0.0%) (a)
Federal Home Loan Mortgage Corporation, Conventional Pool: 12 Month USD LIBOR + 1.63%, 2.44%, 7/1/45 (Cost $4)		$4	$4
Agency Fixed Rate Mortgages (3.9%)
United States (3.9%)
Federal Home Loan Mortgage Corporation, Conventional Pool: 4.50%, 1/1/49		12	12
Gold Pools: 3.50%, 2/1/45 - 6/1/45		183	180
4.50%, 1/1/49		11	11
Federal National Mortgage Association, Conventional Pools: 3.50%, 1/1/51		496	483
4.00%, 11/1/41 - 1/1/46		191	193
4.50%, 3/1/41 - 11/1/44		80	82
5.00%, 1/1/41 - 3/1/41		30	32
6.00%, 1/1/38		6	6
6.50%, 8/1/38		2	2
July TBA: 2.00%, 7/1/52 (b)		650	564
2.50%, 7/1/52 (b)		300	270
3.00%, 7/1/52 (b)		520	485
4.00%, 7/1/52 (b)		350	345
4.50%, 7/1/52 (b)		350	351
5.00%, 7/1/52 (b)		200	204
Government National Mortgage Association, Various Pools: 4.00%, 7/15/44		12	12
5.00%, 2/20/49		5	5
Total Agency Fixed Rate Mortgages (Cost $3,323)			3,237
Asset-Backed Securities (0.2%)
United States (0.2%)
Renaissance Home Equity Loan Trust, 1 Month USD LIBOR + 0.76%, 2.38%, 12/25/32 (c)		75	66
SLM Student Loan Trust, 3 Month EURIBOR + 0.55%, 0.09%, 7/25/39 (c)	EUR	83	84
Total Asset-Backed Securities (Cost $161)			150
Commercial Mortgage-Backed Securities (0.7%)
United Kingdom (0.1%)
Taurus 2018-2 UK DAC, 3 Month GBP SONIA + 1.22%, 1.21%, 5/22/28 (c)	GBP	59	71
United States (0.6%)
Commercial Mortgage Trust, 3.28%, 1/10/46		$45	45
3.96%, 3/10/47		144	143
4.24%, 2/10/47 (c)		77	77
4.91%, 7/15/47 (c)(d)		100	92
	Face Amount (000)		Value (000)
UBS-Barclays Commercial Mortgage Trust, 3.53%, 5/10/63		$4	$4
WFRBS Commercial Mortgage Trust, 5.15%, 9/15/46 (c)(d)		140	131
			492
Total Commercial Mortgage-Backed Securities (Cost $581)			563
Corporate Bonds (13.2%)
Australia (0.5%)
Macquarie Group Ltd., 4.15%, 3/27/24 (d)		50	50
NBN Co. Ltd., 2.63%, 5/5/31 (d)		200	171
Transurban Finance Co. Pty Ltd., 2.00%, 8/28/25	EUR	100	103
Westpac Banking Corp., 2.67%, 11/15/35		$125	100
			424
Belgium (0.1%)
Anheuser-Busch InBev SA, 2.75%, 3/17/36	EUR	75	70
Brazil (0.2%)
JBS Finance Luxembourg Sarl, 2.50%, 1/15/27 (d)		$225	196
Canada (0.7%)
Enbridge, Inc., 2.50%, 1/15/25		125	120
Province of Ontario Canada, 2.30%, 6/15/26		190	183
Province of Quebec Canada, 1.35%, 5/28/30		240	204
Rogers Communications, Inc., 3.80%, 3/15/32 (d)		100	92
			599
China (0.3%)
Baidu, Inc., 2.88%, 7/6/22		200	200
Colombia (0.2%)
Ecopetrol SA, 5.88%, 9/18/23		140	141
France (0.6%)
AXA SA, 3.25%, 5/28/49	EUR	100	97
BNP Paribas SA, 1.13%, 6/11/26		125	122
BPCE SA, 5.15%, 7/21/24 (d)		$200	200
Orange SA, 5.00%, 1/10/26 (e)	EUR	100	106
			525
Germany (0.9%)
Bayer US Finance II LLC, 3.88%, 12/15/23 (d)		$200	200
Deutsche Bank AG, Series E 0.96%, 11/8/23		150	144
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Germany (cont'd%)
Deutsche Telekom International Finance BV, 4.38%, 6/21/28 (d)		$150	$150
Kreditanstalt fuer Wiederaufbau, 1.13%, 9/15/32	EUR	190	181
Volkswagen International Finance NV, Series 10Y 1.88%, 3/30/27		100	97
			772
India (0.2%)
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 7/27/26		$200	194
Ireland (0.3%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26		175	153
Avolon Holdings Funding Ltd., 2.88%, 2/15/25 (d)		50	46
			199
Italy (0.1%)
Assicurazioni Generali SpA, 5.50%, 10/27/47	EUR	100	106
Japan (0.2%)
NTT Finance Corp., 1.59%, 4/3/28 (d)		$200	174
Korea, Republic of (0.7%)
Korea Electric Power Corp., 2.50%, 6/24/24 (d)		200	196
Korea Hydro & Nuclear Power Co., Ltd., 3.75%, 7/25/23 (d)		200	201
Korea Southern Power Co. Ltd., 0.75%, 1/27/26 (d)		200	180
			577
Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings Sarl, 1.25%, 4/26/27	EUR	100	87
Mexico (0.1%)
Fomento Economico Mexicano SAB de CV, 0.50%, 5/28/28		100	89
Netherlands (0.1%)
ASR Nederland NV, 5.00%, 9/30/24 (e)		100	104
Qatar (0.2%)
Ooredoo International Finance Ltd., 2.63%, 4/8/31 (d)		$200	174
Spain (0.5%)
Banco Santander SA, 3.13%, 1/19/27	EUR	100	101
5.18%, 11/19/25		$200	200
CaixaBank SA, 0.75%, 4/18/23	EUR	100	105
			406
	Face Amount (000)		Value (000)
Sweden (0.1%)
Akelius Residential Property Financing BV, 1.13%, 1/11/29	EUR	100	$86
Switzerland (0.3%)
Syngenta Finance NV, 4.44%, 4/24/23 (d)		$200	202
United Arab Emirates (0.5%)
ADCB Finance Cayman Ltd., 4.00%, 3/29/23 (d)		200	200
Galaxy Pipeline Assets Bidco Ltd., 2.63%, 3/31/36 (d)		225	183
			383
United Kingdom (1.4%)
BAT Capital Corp., 3.56%, 8/15/27		125	114
HSBC Holdings PLC, 2.26%, 11/13/26	GBP	100	113
4.25%, 3/14/24		$200	199
Lloyds Banking Group PLC, 1.75%, 9/7/28	EUR	100	102
2.25%, 10/16/24	GBP	100	117
Nationwide Building Society, 3.77%, 3/8/24 (d)		$200	200
Natwest Group PLC, 3.88%, 9/12/23		200	200
NGG Finance PLC, 5.63%, 6/18/73	GBP	100	115
			1,160
United States (4.9%)
Altria Group, Inc., 2.45%, 2/4/32		$75	57
Amazon.com, Inc., 2.70%, 6/3/60		50	34
American Express Co., 2.55%, 3/4/27		50	47
Aon Corp., 2.80%, 5/15/30		50	44
AT&T, Inc., 1.80%, 9/5/26	EUR	100	102
2.90%, 12/4/26	GBP	100	118
Bank of America Corp., 2.69%, 4/22/32		$50	42
3.85%, 3/8/37		50	43
MTN 4.00%, 1/22/25		175	174
Boeing Co. , 5.15%, 5/1/30		100	96
Burlington Northern Santa Fe LLC, 3.05%, 2/15/51		25	19
3.30%, 9/15/51		50	40
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26		25	22
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, 2/1/32		25	19

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont'd%)
2.80%, 4/1/31		$75	$60
3.50%, 3/1/42		25	17
5.13%, 7/1/49		25	21
Chubb INA Holdings, Inc., 0.88%, 6/15/27	EUR	100	96
Cigna Corp., 3.88%, 10/15/47		$50	41
Citigroup, Inc., 2.52%, 11/3/32		75	61
3.06%, 1/25/33		25	21
4.91%, 5/24/33		25	25
5.50%, 9/13/25		75	77
Comcast Corp., 1.95%, 1/15/31		125	104
CVS Health Corp., 1.75%, 8/21/30		100	80
1.88%, 2/28/31		25	20
Deere & Co., 3.10%, 4/15/30		100	94
Emerson Electric Co., 1.25%, 10/15/25	EUR	125	127
Energy Transfer LP, 2.90%, 5/15/25		$150	143
Enterprise Products Operating LLC, 3.95%, 1/31/60		50	40
Fox Corp., 4.71%, 1/25/29		150	147
Georgia-Pacific LLC, 2.30%, 4/30/30 (d)		175	152
Goldman Sachs Group, Inc. , 2.62%, 4/22/32		150	125
HCA, Inc., 5.25%, 6/15/49		50	43
JPMorgan Chase & Co., 1.95%, 2/4/32		250	200
4.13%, 12/15/26		75	74
Level 3 Financing, Inc., 3.40%, 3/1/27 (d)		100	86
Lowe's Cos., Inc., 1.30%, 4/15/28		75	63
1.70%, 10/15/30		100	80
Magallanes, Inc. Co., 4.28%, 3/15/32 (d)		75	67
5.05%, 3/15/42 (d)		25	21
McDonald's Corp., MTN 3.38%, 5/26/25		100	99
Metropolitan Life Global Funding I, 2.95%, 4/9/30 (d)		150	135
NextEra Energy Capital Holdings, Inc., 2.75%, 11/1/29		175	155
NVIDIA Corp., 2.85%, 4/1/30		125	115
Occidental Petroleum Corp., 3.20%, 8/15/26		35	32
5.55%, 3/15/26		75	75
	Face Amount (000)		Value (000)
PepsiCo, Inc., 2.63%, 4/28/26	EUR	100	$107
Prologis Euro Finance LLC, 1.88%, 1/5/29		100	96
Upjohn Finance BV, 1.91%, 6/23/32		100	78
Verizon Communications, Inc., 1.13%, 11/3/28	GBP	100	104
3.40%, 3/22/41		$50	41
Vontier Corp., 2.40%, 4/1/28		50	42
Walt Disney Co. , 2.65%, 1/13/31		25	22
3.80%, 3/22/30		25	24
			4,067
Total Corporate Bonds (Cost $12,341)			10,935
Mortgages — Other (1.5%)
Germany (0.1%)
Berg Finance, 1.05%, 4/22/33	EUR	33	34
United Kingdom (0.1%)
Landmark Mortgage Securities No. 3 PLC, 3 Month GBP LIBOR + 2.10%, 3.26%, 4/17/44 (c)	GBP	70	82
United States (1.3%)
Bayview MSR Opportunity Master Fund Trust, 3.00%, 1/25/52 (c)(d)		$98	87
Federal Home Loan Mortgage Corporation, 3.00%, 9/25/45 - 5/25/47		104	99
3.50%, 5/25/45 - 7/25/46		39	37
4.00%, 5/25/45		2	2
Hundred Acre Wood Trust, 2.50%, 10/25/51 (c)(d)		96	82
JP Morgan Mortgage Trust, 3.00%, 4/25/52 (c)(d)		179	160
3.00%, 9/25/52 (c)(d)		192	172
3.25%, 7/25/52 (c)(d)		96	85
MFA Trust, 4.00%, 5/25/67		100	97
PRMI Securitization Trust, 2.50%, 4/25/51 (c)(d)		90	77
Seasoned Credit Risk Transfer Trust, 3.00%, 11/25/57 - 10/25/58		195	187
4.00%, 10/25/58		14	14
			1,099
Total Mortgages — Other (Cost $1,308)			1,215
Sovereign (28.1%)
Australia (0.8%)
Australia Government Bond, 0.25%, 11/21/25	AUD	450	281
1.25%, 5/21/32		300	166
2.50%, 5/21/30		160	103
2.75%, 11/21/29		150	98

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Australia (cont'd%)
3.25%, 4/21/25	AUD	10	$7
			655
Austria (0.1%)
Republic of Austria Government Bond, 0.00%, 2/20/30 (d)	EUR	70	64
Belgium (0.3%)
Kingdom of Belgium Government Bond, 0.90%, 6/22/29 (d)		30	30
1.70%, 6/22/50 (d)		90	77
1.90%, 6/22/38 (d)		150	147
			254
Canada (1.1%)
Canadian Government Bond, 1.25%, 6/1/30	CAD	1,400	940
2.00%, 12/1/51		20	12
			952
China (11.5%)
Agricultural Development Bank of China, 2.25%, 4/22/25	CNY	770	114
3.79%, 10/26/30		740	116
China Development Bank, 3.07%, 3/10/30		1,410	210
3.34%, 7/14/25		740	113
China Government Bond, 2.37%, 1/20/27		3,200	472
3.02%, 5/27/31		17,370	2,622
3.13%, 11/21/29		4,990	758
3.27%, 11/19/30		30,810	4,741
3.81%, 9/14/50		300	49
3.86%, 7/22/49		1,430	232
Export-Import Bank of China, 2.93%, 3/2/25		740	112
			9,539
Colombia (0.0%) (a)
Colombian TES, Series B 7.75%, 9/18/30	COP	122,600	24
Czech Republic (0.0%) (a)
Czech Republic Government Bond, 1.20%, 3/13/31	CZK	1,200	38
Denmark (0.1%)
Denmark Government Bond, 0.50%, 11/15/27	DKK	630	85
Finland (0.1%)
Finland Government Bond, 1.13%, 4/15/34 (d)	EUR	70	66
France (1.8%)
Agence Francaise de Developpement EPIC, 1.50%, 10/31/34		100	95
	Face Amount (000)		Value (000)
Banque Federative du Credit Mutuel SA, 1.25%, 12/5/25	GBP	100	$112
French Republic Government Bond OAT, 0.00%, 11/25/29	EUR	1,050	976
2.00%, 5/25/48 (d)		200	192
SNCF Reseau, 1.88%, 3/30/34		100	100
			1,475
Germany (0.8%)
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 5/15/36		150	127
0.25%, 2/15/29		90	89
4.25%, 7/4/39		100	146
State of North Rhine-Westphalia Germany, 1.65%, 2/22/38		290	274
			636
Greece (2.6%)
Hellenic Republic Government Bond, 0.75%, 6/18/31 (d)		2,656	2,181
Hungary (0.0%) (a)
Hungary Government Bond, 3.00%, 8/21/30	HUF	4,450	8
Indonesia (0.3%)
Indonesia Government International Bond, 1.75%, 4/24/25	EUR	130	132
Indonesia Treasury Bond, 8.25%, 5/15/29	IDR	839,000	60
8.38%, 3/15/34		981,000	70
			262
Ireland (0.1%)
Ireland Government Bond, 0.20%, 10/18/30	EUR	80	74
Italy (1.2%)
Italy Buoni Poliennali Del Tesoro, 0.00%, 8/1/26		150	143
0.45%, 2/15/29		50	45
1.85%, 7/1/25 (d)		390	408
2.45%, 9/1/50 (d)		240	201
Republic of Italy Government International Bond, 0.88%, 5/6/24		$200	189
			986
Japan (3.6%)
Japan Government Five Year Bond, 0.10%, 6/20/24	JPY	105,000	777
Japan Government Ten Year Bond, 0.10%, 6/20/26 - 6/20/29		74,000	545
Japan Government Thirty Year Bond, 0.30%, 6/20/46		37,000	229
0.40%, 9/20/49		26,000	157

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Japan (cont'd%)
0.60%, 6/20/50	JPY	9,000	$57
1.70%, 6/20/33		75,000	631
Japan Government Twenty Year Bond, 0.40%, 6/20/41		80,000	542
			2,938
Korea, Republic of (0.7%)
Export-Import Bank of Korea, 0.63%, 2/9/26		$200	181
Korea Development Bank, 0.80%, 7/19/26		200	180
Korea International Bond, 2.00%, 6/19/24		200	195
			556
Malaysia (0.4%)
Malaysia Government Bond, 3.89%, 8/15/29	MYR	440	98
Petronas Capital Ltd., 3.50%, 3/18/25 (d)		$200	198
			296
Mexico (0.4%)
Mexican Bonos, Series M 7.50%, 6/3/27	MXN	1,700	79
8.50%, 5/31/29		800	39
Mexico Government International Bond, 4.50%, 4/22/29		$200	194
			312
Netherlands (0.2%)
Netherlands Government Bond, 0.00%, 7/15/30 (d)	EUR	190	176
2.75%, 1/15/47 (d)		20	25
			201
Norway (0.0%) (a)
Norway Government Bond, 2.13%, 5/18/32 (d)	NOK	190	18
Poland (0.1%)
Republic of Poland Government Bond, 0.25%, 10/25/26	PLN	300	50
Russia (0.0%) (a)
Russian Federal Bond — OFZ, 7.95%, 10/7/26 (f)(g)(h)	RUB	6,010	9
Spain (0.7%)
Spain Government Bond, 0.00%, 1/31/28	EUR	110	104
0.70%, 4/30/32 (d)		119	106
1.25%, 10/31/30 (d)		289	281
2.70%, 10/31/48 (d)		40	40
3.45%, 7/30/66 (d)		21	23
			554
Sweden (0.1%)
Sweden Government Bond, 0.75%, 5/12/28	SEK	740	68
	Face Amount (000)		Value (000)
United Kingdom (1.1%)
United Kingdom Gilt, 0.38%, 10/22/30	GBP	230	$243
0.63%, 10/22/50		180	134
1.63%, 10/22/28		85	101
3.50%, 1/22/45		180	250
4.25%, 9/7/39		130	194
			922
Total Sovereign (Cost $27,116)			23,223
Supranational (1.4%)
Asian Development Bank, 2.13%, 5/19/31	NZD	60	31
European Investment Bank, 0.20%, 7/15/24	EUR	220	226
Series EARN 0.00%, 1/14/31		200	177
International Bank for Reconstruction & Development, SOFR + 0.43%, 1.65%, 8/19/27 (c)		$330	333
2.20%, 2/27/24	AUD	610	413
Total Supranational (Cost $1,312)			1,180
U.S. Treasury Securities (5.5%)
United States (5.5%)
U.S. Treasury Bonds, 1.13%, 5/15/40		$920	641
1.25%, 5/15/50		470	299
1.88%, 2/15/32		120	108
2.50%, 2/15/45		590	501
2.75%, 8/15/47		410	367
U.S. Treasury Notes, 0.13%, 1/15/32		2,723	2,587
Total U.S. Treasury Securities (Cost $4,985)			4,503
Total Fixed Income Securities (Cost $51,131)			45,010
	Shares
Common Stocks (30.4%)
Australia (0.6%)
Ampol Ltd.		113	3
APA Group		509	4
Aristocrat Leisure Ltd.		265	6
ASX Ltd.		84	5
Aurizon Holdings Ltd.		771	2
Australia & New Zealand Banking Group Ltd.		1,313	20
BHP Group Ltd. (ASX)		1,326	38
BHP Group Ltd. (LSE)		1,962	55
BlueScope Steel Ltd.		238	3
Brambles Ltd.		627	5
Cochlear Ltd.		29	4
Coles Group Ltd.		580	7
Commonwealth Bank of Australia		795	50
Computershare Ltd.		252	4
CSL Ltd.		209	39
Dexus REIT		444	3

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Australia (cont'd)
Domino's Pizza Enterprises Ltd.	28	$1
Endeavour Group Ltd. (Australia)	630	3
Evolution Mining Ltd.	760	1
Fortescue Metals Group Ltd.	762	9
Goodman Group REIT	744	9
GPT Group REIT	900	3
IDP Education Ltd.	98	2
Insurance Australia Group Ltd.	1,099	3
James Hardie Industries PLC CDI	194	4
Lendlease Corp Ltd. REIT	327	2
Lottery Corp. Ltd. (i)	1,052	3
Macquarie Group Ltd.	155	18
Magellan Financial Group Ltd.	64	1
Medibank Pvt Ltd.	1,313	3
Mirvac Group REIT	1,719	2
National Australia Bank Ltd.	1,512	29
Newcrest Mining Ltd.	364	5
Northern Star Resources Ltd.	502	2
OneMarket Ltd. (i)	137	—
Orica Ltd.	193	2
Origin Energy Ltd.	876	3
Qantas Airways Ltd. (i)	439	1
QBE Insurance Group Ltd.	670	6
Ramsay Health Care Ltd.	81	4
REA Group Ltd.	25	2
Reece Ltd.	136	1
Rio Tinto Ltd.	166	12
Santos Ltd.	1,429	7
Scentre Group REIT	2,253	4
SEEK Ltd.	156	2
Sonic Healthcare Ltd.	203	5
South32 Ltd.	2,025	5
Stockland REIT	1,111	3
Suncorp Group Ltd.	560	4
Tabcorp Holdings Ltd.	1,052	1
Telstra Corp., Ltd.	1,808	5
Transurban Group	1,365	14
Treasury Wine Estates Ltd.	335	3
Vicinity Centres REIT	1,630	2
Washington H Soul Pattinson & Co. Ltd.	103	2
Wesfarmers Ltd.	503	15
Westpac Banking Corp.	1,653	22
WiseTech Global Ltd.	60	2
Woodside Energy Group Ltd. (ASX)	696	15
Woodside Energy Group Ltd. (LSE) (i)	354	7
Woolworths Group Ltd.	567	14
Xero Ltd. (i)	55	3
		514
Austria (0.1%)
Erste Group Bank AG	1,290	33
OMV AG	119	6
Raiffeisen Bank International AG	118	1
	Shares	Value (000)
Verbund AG	56	$5
voestalpine AG	92	2
		47
Belgium (0.2%)
Ageas SA NV	157	7
Anheuser-Busch InBev SA NV	698	38
Argenx SE (i)	44	16
Elia Group SA NV	29	4
Etablissements Franz Colruyt NV	51	1
Groupe Bruxelles Lambert SA	105	9
KBC Group NV	1,009	57
Proximus SADP	145	2
Sofina SA	14	3
Solvay SA	69	6
UCB SA	118	10
Umicore SA	183	6
		159
Canada (1.9%)
Agnico Eagle Mines Ltd.	404	18
Air Canada (i)	161	2
Algonquin Power & Utilities Corp.	489	7
Alimentation Couche-Tard, Inc.	838	33
AltaGas Ltd.	256	5
Ballard Power Systems, Inc. (i)	221	1
Bank of Montreal	567	55
Bank of Nova Scotia	1,159	69
Barrick Gold Corp. (LSE)	57	1
Barrick Gold Corp. (NYSE)	1,419	25
Bausch Health Cos., Inc. (i)	273	2
BCE, Inc.	66	3
Blackberry Ltd. (i)	506	3
Brookfield Asset Management, Inc., Class A	1,422	63
Brookfield Renewable Corp., Class A	120	4
CAE, Inc. (i)	281	7
Cameco Corp.	357	7
Canadian Apartment Properties REIT	77	3
Canadian Imperial Bank of Commerce	792	38
Canadian National Railway Co.	714	80
Canadian Natural Resources Ltd.	1,141	61
Canadian Pacific Railway Ltd. (NYSE)	105	7
Canadian Pacific Railway Ltd. (TSX)	587	41
Canadian Tire Corp., Ltd., Class A	51	6
Canadian Utilities Ltd., Class A	117	3
Canopy Growth Corp. (i)	224	1
CCL Industries, Inc., Class B	139	7
Cenovus Energy, Inc.	1,260	24
CGI, Inc. (i)	192	15
Constellation Software, Inc.	17	25
Dollarama, Inc.	255	15
Emera, Inc.	226	11
Empire Co., Ltd., Class A	154	5
Enbridge, Inc.	1,770	75
Fairfax Financial Holdings Ltd.	23	12

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont'd)
First Quantum Minerals Ltd.	630	$12
FirstService Corp.	36	4
Fortis, Inc.	411	19
Franco-Nevada Corp.	168	22
George Weston Ltd.	66	8
GFL Environmental, Inc.	145	4
Gildan Activewear, Inc.	177	5
Great-West Lifeco, Inc.	245	6
Hydro One Ltd.	288	8
IA Financial Corp., Inc.	99	5
IGM Financial, Inc.	77	2
Imperial Oil Ltd.	218	10
Intact Financial Corp.	155	22
Ivanhoe Mines Ltd., Class A (i)	462	3
Keyera Corp.	204	5
Kinross Gold Corp.	1,096	4
Lightspeed Commerce, Inc. (i)	102	2
Loblaw Cos., Ltd.	148	13
Lundin Mining Corp.	698	4
Magna International, Inc.	250	14
Manulife Financial Corp.	1,685	29
Metro, Inc.	215	12
National Bank of Canada	297	19
Northland Power, Inc.	207	6
Nutrien Ltd.	399	32
Nuvei Corp. (i)	54	2
Onex Corp.	69	3
Open Text Corp.	239	9
Pan American Silver Corp.	195	4
Parkland Corp.	138	4
Pembina Pipeline Corp.	487	17
Power Corp. of Canada	394	10
Quebecor, Inc., Class B	154	3
Restaurant Brands International, Inc.	251	13
RioCan REIT	142	2
Ritchie Bros Auctioneers, Inc.	102	7
Rogers Communications, Inc., Class B	313	15
Royal Bank of Canada	1,250	121
Saputo, Inc.	227	5
Shaw Communications, Inc., Class B	398	12
Shopify, Inc., Class A (i)	1,020	32
Sun Life Financial, Inc.	516	24
Suncor Energy, Inc.	1,497	53
TC Energy Corp.	762	39
Teck Resources Ltd., Class B	421	13
TELUS Corp.	391	9
TFI International, Inc.	73	6
Thomson Reuters Corp.	152	16
TMX Group Ltd.	51	5
Toromont Industries Ltd.	72	6
Toronto-Dominion Bank	1,492	98
Tourmaline Oil Corp.	273	14
	Shares	Value (000)
West Fraser Timber Co., Ltd.	85	$7
Wheaton Precious Metals Corp.	395	14
WSP Global, Inc.	104	12
		1,579
China (0.0%) (a)
China Common Rich Renewable Energy Investments Ltd. (i)	18,000	—	@
Wharf Holdings Ltd. (j)	1,400	5
		5
Denmark (0.4%)
Ambu AS Series B	153	1
AP Moller — Maersk AS Series A	3	7
AP Moller — Maersk AS Series B	5	12
Carlsberg AS Series B	88	11
Chr Hansen Holding AS	90	7
Coloplast AS Series B	105	12
Danske Bank AS	598	9
Demant AS (i)	108	4
DSV AS	178	25
Genmab AS (i)	60	19
GN Store Nord AS	113	4
Novo Nordisk AS Series B	1,471	163
Novozymes AS Series B	179	11
Orsted AS	168	18
Pandora AS	82	5
ROCKWOOL AS, Class B	8	2
Tryg AS	312	7
Vestas Wind Systems AS	897	19
		336
Finland (0.2%)
Elisa Oyj	129	7
Fortum Oyj	412	6
Kesko Oyj, Class B	252	6
Kone Oyj, Class B	312	15
Neste Oyj	387	17
Nokia Oyj	4,931	23
Orion Oyj, Class B	96	4
Sampo Oyj, Class A	452	20
Stora Enso Oyj, Class R	532	9
UPM-Kymmene Oyj	491	15
Wartsila Oyj Abp	433	4
		126
France (2.0%)
Accor SA (i)	154	4
Aeroports de Paris (i)	27	3
Air Liquide SA	478	64
Airbus SE	536	52
Alstom SA	291	7
Amundi SA	57	3
ArcelorMittal SA	606	14
Arkema SA	56	5
AXA SA	1,772	40

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
France (cont'd)
BioMerieux	38	$4
BNP Paribas SA	4,511	216
Bollore SA	825	4
Bouygues SA	208	6
Bureau Veritas SA	271	7
Capgemini SE	148	26
Carrefour SA	570	10
Cie de Saint-Gobain	468	20
Cie Generale des Etablissements Michelin SCA	616	17
Covivio REIT	49	3
Credit Agricole SA	5,070	47
Danone SA	598	33
Dassault Aviation SA	23	4
Dassault Systemes SE	619	23
Edenred	231	11
Eiffage SA	77	7
Electricite de France SA	434	4
Engie SA	1,691	20
EssilorLuxottica SA	264	40
Eurazeo SE	37	2
Euroapi SA (i)	44	1
Eurofins Scientific SE	122	10
Euronext NV	79	6
Faurecia SE (i)	106	2
Gecina SA REIT	42	4
Getlink SE	402	7
Hermes International	29	33
Ipsen SA	35	3
Kering SA	69	36
Klepierre SA REIT	186	4
L'Oreal SA	229	79
La Francaise des Jeux SAEM	87	3
Legrand SA	246	18
LVMH Moet Hennessy Louis Vuitton SE	256	157
Orange SA	1,829	22
Orpea SA	47	1
Pernod Ricard SA	192	35
Publicis Groupe SA	210	10
Remy Cointreau SA	21	4
Renault SA (i)	175	4
Safran SA	315	31
Sanofi	1,028	104
Sartorius Stedim Biotech	26	8
Schneider Electric SE	498	59
SEB SA	25	2
Societe Generale SA	744	16
Sodexo SA	81	6
STMicroelectronics NV	624	20
Teleperformance	54	17
Thales SA	99	12
TotalEnergies SE	2,284	120
Ubisoft Entertainment SA (i)	87	4
	Shares	Value (000)
Unibail-Rodamco-Westfield REIT (i)	114	$6
Unibail-Rodamco-Westfield REIT CDI (i)	1,000	3
Valeo SA	206	4
Veolia Environnement SA	602	15
Vinci SA	496	45
Vivendi SE	713	7
Wendel SE	25	2
Worldline SA (i)	222	8
		1,624
Germany (1.2%)
Adidas AG	176	31
Allianz SE (Registered)	377	72
Aroundtown SA	912	3
BASF SE	833	36
Bayer AG (Registered)	873	52
Bayerische Motoren Werke AG	303	23
Bayerische Motoren Werke AG (Preference)	53	4
Bechtle AG	78	3
Beiersdorf AG	91	9
Brenntag SE	142	9
Carl Zeiss Meditec AG	38	5
Commerzbank AG (i)	4,239	30
Continental AG	98	7
Covestro AG	173	6
Daimler Truck Holding AG (i)	420	11
Delivery Hero SE (i)	152	6
Deutsche Bank AG (Registered)	1,883	17
Deutsche Boerse AG	172	29
Deutsche Lufthansa AG (Registered) (i)	546	3
Deutsche Post AG (Registered)	902	34
Deutsche Telekom AG (Registered)	3,045	61
E.ON SE	2,038	17
Evonik Industries AG	191	4
Fresenius Medical Care AG & Co., KGaA	189	9
Fresenius SE & Co., KGaA	385	12
Fuchs Petrolub SE (Preference)	63	2
GEA Group AG	140	5
Hannover Rueck SE (Registered)	55	8
HeidelbergCement AG	135	7
HelloFresh SE (i)	158	5
Henkel AG & Co., KGaA	94	6
Henkel AG & Co., KGaA (Preference)	162	10
Infineon Technologies AG	1,198	29
KION Group AG	67	3
Knorr-Bremse AG	67	4
Lanxess AG	75	3
LEG Immobilien SE	66	5
Mercedes-Benz Group AG (Registered)	902	52
Merck KGaA	118	20
MTU Aero Engines AG	49	9
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	127	30
Nemetschek SE	55	3

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Germany (cont'd)
Porsche Automobil Holding SE (Preference)	137	$9
Puma SE	97	6
QIAGEN NV (i)	210	10
Rational AG	5	3
RWE AG	588	22
SAP SE	951	87
Sartorius AG (Preference)	25	9
Scout24 SE	78	4
Siemens AG (Registered)	699	72
Siemens Energy AG (i)	368	5
Siemens Healthineers AG	258	13
Symrise AG	116	13
Telefonica Deutschland Holding AG	956	3
Uniper SE	83	1
United Internet AG (Registered)	90	3
Volkswagen AG	30	5
Volkswagen AG (Preference)	168	23
Vonovia SE	674	21
Zalando SE (i)	211	6
		1,009
Hong Kong (0.3%)
AIA Group Ltd.	6,965	76
BOC Hong Kong Holdings Ltd.	2,124	8
Budweiser Brewing Co., APAC Ltd.	1,025	3
Chow Tai Fook Jewellery Group Ltd.	1,221	2
CK Asset Holdings Ltd.	1,141	8
CK Hutchison Holdings Ltd.	1,554	11
CK Infrastructure Holdings Ltd.	392	2
CLP Holdings Ltd.	933	8
ESR Group Ltd. (i)	1,199	3
Futu Holdings Ltd. ADR (i)	31	2
Galaxy Entertainment Group Ltd.	1,282	8
Hang Lung Properties Ltd.	1,214	2
Hang Seng Bank Ltd.	436	8
Henderson Land Development Co., Ltd.	878	3
HK Electric Investments & HK Electric Investments Ltd.	1,576	1
HKT Trust & HKT Ltd.	2,269	3
Hong Kong & China Gas Co., Ltd.	6,411	7
Hong Kong Exchanges & Clearing Ltd.	688	34
Hongkong Land Holdings Ltd.	704	4
Jardine Matheson Holdings Ltd.	123	6
Link REIT	1,323	11
Melco Resorts & Entertainment Ltd. ADR (i)	131	1
MTR Corp., Ltd.	923	5
New World Development Co. Ltd.	916	3
Power Assets Holdings Ltd.	821	5
Sands China Ltd. (i)	1,503	4
Sino Land Co., Ltd.	2,035	3
SITC International Holdings Co. Ltd.	804	2
Sun Hung Kai Properties Ltd.	747	9
Swire Pacific Ltd., Class A	284	2
Swire Properties Ltd.	718	2
	Shares	Value (000)
Techtronic Industries Co., Ltd.	804	$8
WH Group Ltd.	5,079	4
Wharf Real Estate Investment Co., Ltd.	1,006	5
Xinyi Glass Holdings Ltd.	1,124	3
		266
Ireland (0.1%)
CRH PLC	715	25
Flutter Entertainment PLC (i)	152	15
Kerry Group PLC, Class A	144	14
Kingspan Group PLC	144	9
Smurfit Kappa Group PLC	226	7
		70
Israel (0.1%)
Azrieli Group Ltd.	40	3
Bank Hapoalim BM	1,078	9
Bank Leumi Le-Israel BM	1,368	12
Check Point Software Technologies Ltd. (i)	100	12
CyberArk Software Ltd. (i)	37	5
Elbit Systems Ltd.	25	6
Fiverr International Ltd. (i)	28	1
ICL Group Ltd.	669	6
Inmode Ltd. (i)	47	1
Israel Discount Bank Ltd., Class A	1,105	6
Kornit Digital Ltd. (i)	44	1
Mizrahi Tefahot Bank Ltd.	133	4
Nice Ltd. (i)	59	11
Teva Pharmaceutical Industries Ltd. ADR (i)	1,039	8
Wix.com Ltd. (i)	53	4
		89
Italy (0.5%)
Amplifon SpA	113	4
Assicurazioni Generali SpA	1,006	16
Atlantia SpA	451	11
CNH Industrial NV	934	11
Davide Campari-Milano NV	474	5
DiaSorin SpA	23	3
Enel SpA	7,372	40
Eni SpA	2,283	27
EXOR NV	99	6
Ferrari NV	116	21
FinecoBank Banca Fineco SpA	561	7
Infrastrutture Wireless Italiane SpA	302	3
Intesa Sanpaolo SpA	69,336	130
Iveco Group NV (i)	186	1
Mediobanca Banca di Credito Finanziario SpA	2,562	22
Moncler SpA	189	8
Nexi SpA (i)	432	4
Poste Italiane SpA	473	4
Prysmian SpA	230	6
Recordati Industria Chimica e Farmaceutica SpA	96	4
Snam SpA	1,836	10
Stellantis NV	1,829	23

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Italy (cont'd)
Telecom Italia SpA (Milano) (i)	9,001	$2
Tenaris SA	426	6
Terna — Rete Elettrica Nazionale	1,274	10
UniCredit SpA	1,918	18
		402
Netherlands (0.8%)
ABN Amro Bank NV CVA	1,697	19
Adyen NV (i)	19	27
Aegon NV	1,631	7
Akzo Nobel NV	171	11
ASM International NV	43	11
ASML Holding NV	382	180
Basic-Fit NV (i)	788	30
Coca-Cola Europacific Partners PLC	187	10
Heineken Holding NV	105	8
Heineken NV	236	21
IMCD NV	54	7
ING Groep NV	16,424	162
InPost SA (i)	189	1
JDE Peet's NV	91	3
Just Eat Takeaway.com NV (i)	168	3
Koninklijke Ahold Delhaize NV	952	25
Koninklijke DSM NV	160	23
Koninklijke KPN NV	3,062	11
Koninklijke Philips NV	846	18
NN Group NV	246	11
Prosus NV	865	56
Randstad NV	109	5
Universal Music Group NV	661	13
Wolters Kluwer NV	246	24
		686
New Zealand (0.0%) (a)
Auckland International Airport Ltd. (i)	1,200	5
Fisher & Paykel Healthcare Corp., Ltd.	543	7
Mercury NZ Ltd.	639	2
Meridian Energy Ltd.	1,230	4
Ryman Healthcare Ltd.	396	2
Spark New Zealand Ltd.	1,717	5
		25
Norway (0.1%)
Adevinta ASA (i)	246	2
Aker BP ASA	119	4
DNB Bank ASA	878	16
Equinor ASA	934	33
Gjensidige Forsikring ASA	189	4
Mowi ASA	415	9
Norsk Hydro ASA	1,271	7
Orkla ASA	710	6
Schibsted ASA, Class A	70	1
Schibsted ASA, Class B	95	2
Telenor ASA	667	9
	Shares	Value (000)
Yara International ASA	155	$6
		99
Portugal (0.0%) (a)
EDP — Energias de Portugal SA	2,636	12
EDP Renovaveis SA	274	6
Galp Energia SGPS SA	471	6
Jeronimo Martins SGPS SA	265	6
		30
Singapore (0.1%)
Ascendas REIT	1,401	3
CapitaLand Integrated Commercial Trust REIT	1,995	3
Capitaland Investment Ltd.	1,230	3
CDL Hospitality Trusts REIT	15	—	@
City Developments Ltd.	100	1
DBS Group Holdings Ltd.	701	15
Genting Singapore Ltd.	2,300	1
Keppel Corp., Ltd.	615	3
Mapletree Commercial Trust REIT	900	1
Mapletree Logistics Trust REIT	1,200	1
Oversea-Chinese Banking Corp., Ltd.	1,401	12
Singapore Airlines Ltd. (i)	615	2
Singapore Exchange Ltd.	300	2
Singapore Technologies Engineering Ltd.	701	2
Singapore Telecommunications Ltd.	3,590	7
United Overseas Bank Ltd.	615	12
UOL Group Ltd.	100	1
Venture Corp. Ltd.	100	1
Wilmar International Ltd.	787	2
		72
South Africa (0.0%) (a)
Nedbank Group Ltd.	249	3
Old Mutual Ltd.	7,755	5
Thungela Resources Ltd.	132	2
		10
Spain (0.8%)
ACS Actividades de Construccion y Servicios SA	223	5
Aena SME SA (i)	68	9
Amadeus IT Group SA (i)	412	23
Banco Bilbao Vizcaya Argentaria SA	28,120	128
Banco Santander SA	71,612	203
CaixaBank SA	18,320	64
Cellnex Telecom SA	466	18
Enagas SA	227	5
Endesa SA	291	6
Ferrovial SA	446	11
Grifols SA	274	5
Iberdrola SA	5,303	55
Industria de Diseno Textil SA	984	22
Naturgy Energy Group SA	178	5
Red Electrica Corp., SA	394	7
Repsol SA	1,321	20
Siemens Gamesa Renewable Energy SA (i)	220	4

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Spain (cont'd)
Telefonica SA	4,793	$25
		615
Sweden (0.5%)
Alfa Laval AB	284	7
Assa Abloy AB, Class B	902	19
Atlas Copco AB, Class A	2,590	24
Atlas Copco AB, Class B	1,412	12
Boliden AB	248	8
Electrolux AB	224	3
Embracer Group AB (i)	485	4
Epiroc AB, Class A	605	9
Epiroc AB, Class B	355	5
EQT AB	272	6
Essity AB, Class B	541	14
Evolution AB	156	14
Fastighets AB Balder (i)	616	3
Getinge AB, Class B	211	5
Hennes & Mauritz AB, Class B	656	8
Hexagon AB, Class B	1,820	19
Husqvarna AB, Class B	422	3
Industrivarden AB, Class A	133	3
Industrivarden AB, Class C	168	4
Investment AB Latour, Class B	138	3
Investor AB, Class A	453	8
Investor AB, Class B	1,651	27
Kinnevik AB, Class B (i)	221	4
L E Lundbergforetagen AB, Class B	70	3
Lifco AB, Class B	221	4
Nibe Industrier AB, Class B	1,309	10
Nordea Bank Abp	2,921	26
Sagax AB	144	3
Sandvik AB	1,024	17
Securitas AB, Class B	287	2
Sinch AB (i)	527	2
Skandinaviska Enskilda Banken AB, Class A	1,464	14
Skanska AB, Class B	313	5
SKF AB, Class B	347	5
Svenska Cellulosa AB SCA, Class B	545	8
Svenska Handelsbanken AB, Class A	1,324	11
Swedbank AB, Class A	818	10
Swedish Match AB	1,333	14
Tele2 AB, Class B	466	5
Telefonaktiebolaget LM Ericsson, Class B	2,624	20
Telia Co., AB	2,393	9
Volvo AB, Class A	203	3
Volvo AB, Class B	1,306	20
		409
Switzerland (1.5%)
ABB Ltd. (Registered)	1,471	39
Adecco Group AG (Registered)	142	5
Alcon, Inc.	457	32
Bachem Holding AG	30	2
	Shares	Value (000)
Baloise Holding AG (Registered)	42	$7
Barry Callebaut AG (Registered)	3	7
Chocoladefabriken Lindt & Sprungli AG	1	10
Cie Financiere Richemont SA (Registered)	464	50
Clariant AG (Registered)	196	4
Credit Suisse Group AG (Registered)	2,374	14
EMS-Chemie Holding AG (Registered)	6	5
Geberit AG (Registered)	32	15
Givaudan SA (Registered)	8	28
Holcim AG (Registered)	463	20
Julius Baer Group Ltd.	201	9
Kuehne & Nagel International AG (Registered)	50	12
Logitech International SA (Registered)	157	8
Lonza Group AG (Registered)	68	36
Nestle SA (Registered)	2,506	293
Novartis AG (Registered)	1,962	166
Partners Group Holding AG	21	19
Roche Holding AG	28	11
Roche Holding AG (Genusschein)	624	209
Schindler Holding AG	38	7
Schindler Holding AG (Registered)	18	3
SGS SA (Registered)	5	12
Sika AG (Registered)	127	29
Sonova Holding AG (Registered)	49	16
Straumann Holding AG (Registered)	90	11
Swatch Group AG	26	6
Swatch Group AG (Registered)	48	2
Swiss Life Holding AG (Registered)	28	14
Swiss Prime Site AG (Registered)	70	6
Swiss Re AG	269	21
Swisscom AG (Registered)	24	13
Temenos AG (Registered)	62	5
UBS Group AG (Registered)	3,151	51
VAT Group AG	24	6
Vifor Pharma AG	46	8
Zurich Insurance Group AG	134	58
		1,269
United Kingdom (2.5%)
3i Group PLC	893	12
Aberdeen PLC	1,996	4
Admiral Group PLC	177	5
Anglo American PLC	1,209	43
Antofagasta PLC	366	5
Ashtead Group PLC	417	18
Associated British Foods PLC	325	6
AstraZeneca PLC	1,458	192
Auto Trader Group PLC	883	6
AVEVA Group PLC	119	3
Aviva PLC	2,732	13
BAE Systems PLC	2,969	30
Barclays PLC	15,523	29
Barratt Developments PLC	938	5
Berkeley Group Holdings PLC	102	5

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
BP PLC	18,442	$87
British American Tobacco PLC	1,973	85
British Land Co., PLC REIT	807	4
BT Group PLC	8,141	19
Bunzl PLC	313	10
Burberry Group PLC	370	7
Coca-Cola HBC AG	185	4
Compass Group PLC	1,672	34
Croda International PLC	127	10
DCC PLC	90	6
Diageo PLC	2,156	93
Entain PLC (i)	543	8
Evraz PLC	464	—
Experian PLC	863	25
Ferguson PLC	205	23
G4S PLC	2,164	6
GlaxoSmithKline PLC	4,647	100
Glencore PLC	9,179	50
Halma PLC	345	9
Hargreaves Lansdown PLC	327	3
Hikma Pharmaceuticals PLC	170	3
HSBC Holdings PLC	18,900	124
Imperial Brands PLC	872	20
Informa PLC (i)	1,338	9
InterContinental Hotels Group PLC	164	9
Intertek Group PLC	150	8
Intu Properties PLC REIT (i)	1,268	—	@
J Sainsbury PLC	1,616	4
JD Sports Fashion PLC	2,402	3
Johnson Matthey PLC	189	4
Kingfisher PLC	1,974	6
Land Securities Group PLC REIT	643	5
Legal & General Group PLC	5,506	16
Lloyds Banking Group PLC	65,635	34
London Stock Exchange Group PLC	301	28
M&G PLC	2,381	6
Melrose Industries PLC	4,086	8
Mondi PLC	432	8
National Grid PLC	3,341	43
Natwest Group PLC	5,260	14
Next PLC	123	9
Ocado Group PLC (i)	451	4
Paragon Offshore PLC (f)(i)	67	—
Pearson PLC	691	6
Persimmon PLC	295	7
Phoenix Group Holdings PLC	590	4
Prudential PLC	2,410	30
Reckitt Benckiser Group PLC	661	50
RELX PLC	1,806	49
Rentokil Initial PLC	1,749	10
Rio Tinto PLC	1,034	62
Rolls-Royce Holdings PLC (i)	7,850	8
	Shares	Value (000)
Sage Group PLC	959	$7
Schroders PLC	121	4
Segro PLC REIT	1,119	13
Severn Trent PLC	231	8
Shell PLC	6,748	176
Smith & Nephew PLC	805	11
Smiths Group PLC	365	6
Spirax-Sarco Engineering PLC	68	8
SSE PLC	972	19
St. James's Place PLC	493	7
Standard Chartered PLC	2,438	18
Taylor Wimpey PLC	3,371	5
Tesco PLC	7,117	22
Unilever PLC CVA	2,388	109
United Utilities Group PLC	628	8
Virgin Money UK PLC	888	1
Vodafone Group PLC	25,575	40
Whitbread PLC	187	6
WPP PLC	1,089	11
		2,029
United States (16.5%)
10X Genomics, Inc., Class A (i)	32	1
3M Co.	226	29
Abbott Laboratories	588	64
AbbVie, Inc.	582	89
ABIOMED, Inc. (i)	18	4
Accenture PLC, Class A	243	67
Activision Blizzard, Inc.	312	24
Adobe, Inc. (i)	181	66
Advance Auto Parts, Inc.	25	4
Advanced Micro Devices, Inc. (i)	642	49
AES Corp.	270	6
Affirm Holdings, Inc. (i)	47	1
Aflac, Inc.	248	14
Agilent Technologies, Inc.	118	14
AGNC Investment Corp. REIT	213	2
Air Products & Chemicals, Inc.	86	21
Airbnb, Inc., Class A (i)	94	8
Akamai Technologies, Inc. (i)	65	6
Albemarle Corp.	46	10
Alexandria Real Estate Equities, Inc. REIT	56	8
Align Technology, Inc. (i)	30	7
Alleghany Corp. (i)	5	4
Allegion PLC	36	4
Alliant Energy Corp.	100	6
Allstate Corp.	115	15
Ally Financial, Inc.	145	5
Alnylam Pharmaceuticals, Inc. (i)	46	7
Alphabet, Inc., Class A (i)	117	255
Alphabet, Inc., Class C (i)	113	247
Altria Group, Inc.	612	26
Amazon.com, Inc. (i)	3,120	331
AMC Entertainment Holdings, Inc., Class A (i)	228	3

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Amcor PLC	619	$8
AMERCO	4	2
Ameren Corp.	100	9
American Electric Power Co., Inc.	195	19
American Express Co.	266	37
American Financial Group, Inc.	28	4
American International Group, Inc.	336	17
American Tower Corp. REIT	176	45
American Water Works Co., Inc.	71	11
Ameriprise Financial, Inc.	45	11
AmerisourceBergen Corp.	61	9
AMETEK, Inc.	89	10
Amgen, Inc.	224	54
Amphenol Corp., Class A	231	15
Analog Devices, Inc.	212	31
Annaly Capital Management, Inc. REIT	585	3
ANSYS, Inc. (i)	34	8
AO Smith Corp.	54	3
Aon PLC, Class A	89	24
Apollo Global Management, Inc.	130	6
Apple, Inc.	5,595	765
Applied Materials, Inc.	355	32
Aptiv PLC (i)	105	9
Aramark	94	3
Arch Capital Group Ltd. (i)	159	7
Archer-Daniels-Midland Co.	218	17
Arista Networks, Inc. (i)	89	8
Arrow Electronics, Inc. (i)	28	3
Arthur J Gallagher & Co.	80	13
Asana, Inc., Class A (i)	38	1
Assurant, Inc.	24	4
AT&T, Inc.	2,396	50
Atmos Energy Corp.	54	6
Autodesk, Inc. (i)	85	15
Automatic Data Processing, Inc.	165	35
AutoZone, Inc. (i)	8	17
Avalara, Inc. (i)	36	3
AvalonBay Communities, Inc. REIT	54	10
Avantor, Inc. (i)	212	7
Avery Dennison Corp.	33	5
Baker Hughes Co.	321	9
Ball Corp.	127	9
Bank of America Corp.	2,573	80
Bank of New York Mellon Corp.	321	13
Bath & Body Works, Inc.	105	3
Baxter International, Inc.	196	13
Becton Dickinson & Co.	113	28
Bentley Systems, Inc., Class B	69	2
Berkshire Hathaway, Inc., Class B (i)	514	140
Best Buy Co., Inc.	89	6
Bill.Com Holdings, Inc. (i)	30	3
Bio-Rad Laboratories, Inc., Class A (i)	9	4
	Shares	Value (000)
Bio-Techne Corp.	15	$5
Biogen, Inc. (i)	59	12
BioMarin Pharmaceutical, Inc. (i)	75	6
Black Knight, Inc. (i)	63	4
BlackRock, Inc.	59	36
Blackstone Group, Inc.	268	24
Block, Inc. (i)	37	2
Block, Inc., Class A (i)	161	10
Boeing Co. (i)	222	30
Booking Holdings, Inc. (i)	16	28
Booz Allen Hamilton Holding Corp.	54	5
BorgWarner, Inc.	97	3
Boston Properties, Inc. REIT	60	5
Boston Scientific Corp. (i)	561	21
Bristol-Myers Squibb Co.	777	60
Broadcom, Inc.	149	72
Broadridge Financial Solutions, Inc.	46	7
Brown & Brown, Inc.	97	6
Brown-Forman Corp., Class B	120	8
Bunge Ltd.	56	5
Burlington Stores, Inc. (i)	27	4
Cable One, Inc.	3	4
Cadence Design Systems, Inc. (i)	106	16
Caesars Entertainment, Inc. (i)	84	3
Camden Property Trust REIT	40	5
Campbell Soup Co.	77	4
Capital One Financial Corp.	174	18
Cardinal Health, Inc.	118	6
Carlyle Group, Inc.	64	2
CarMax, Inc. (i)	65	6
Carnival Corp. (i)	336	3
Carrier Global Corp.	325	12
Carvana Co. (i)	36	1
Catalent, Inc. (i)	69	7
Caterpillar, Inc.	215	38
Cboe Global Markets, Inc.	42	5
CBRE Group, Inc., Class A (i)	131	10
CDW Corp.	54	9
Celanese Corp.	44	5
Centene Corp. (i)	218	18
CenterPoint Energy, Inc.	236	7
Ceridian HCM Holding, Inc. (i)	55	3
CF Industries Holdings, Inc.	84	7
CH Robinson Worldwide, Inc.	52	5
Charles River Laboratories International, Inc. (i)	19	4
Charles Schwab Corp.	569	36
Charter Communications, Inc., Class A (i)	50	23
Cheniere Energy, Inc.	94	13
Chevron Corp.	761	110
Chewy, Inc., Class A (i)	51	2
Chipotle Mexican Grill, Inc. (i)	12	16
Chubb Ltd.	171	34
Church & Dwight Co., Inc.	96	9

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Cigna Corp.	132	$35
Cincinnati Financial Corp.	61	7
Cintas Corp.	36	13
Cisco Systems, Inc.	1,410	60
Citigroup, Inc.	815	37
Citizens Financial Group, Inc.	168	6
Citrix Systems, Inc.	50	5
Clarivate PLC (i)	152	2
Clorox Co.	49	7
Cloudflare, Inc., Class A (i)	94	4
CME Group, Inc.	140	29
CMS Energy Corp.	112	8
Coca-Cola Co.	1,376	87
Cognex Corp.	71	3
Cognizant Technology Solutions Corp., Class A	203	14
Coinbase Global, Inc., Class A (i)	18	1
Colgate-Palmolive Co.	309	25
Comcast Corp., Class A	1,579	62
Conagra Brands, Inc.	192	7
ConocoPhillips	5,105	458
Consolidated Edison, Inc.	137	13
Constellation Brands, Inc., Class A	65	15
Constellation Energy Corp.	129	7
Cooper Cos., Inc.	19	6
Copart, Inc. (i)	84	9
Corning, Inc.	317	10
Corteva, Inc.	288	16
CoStar Group, Inc. (i)	156	9
Costco Wholesale Corp.	164	79
Coterra Energy, Inc.	3,123	81
Coupa Software, Inc. (i)	31	2
Crowdstrike Holdings, Inc., Class A (i)	75	13
Crown Castle International Corp. REIT	166	28
Crown Holdings, Inc.	51	5
CSX Corp.	781	23
Cummins, Inc.	56	11
CVS Health Corp.	510	47
Danaher Corp.	251	64
Darden Restaurants, Inc.	50	6
Datadog, Inc., Class A (i)	75	7
DaVita, Inc. (i)	27	2
Deere & Co.	115	34
Dell Technologies, Inc., Class C	111	5
Delta Air Lines, Inc. (i)	70	2
Dentsply Sirona, Inc.	87	3
Devon Energy Corp.	2,508	138
Dexcom, Inc. (i)	152	11
Diamondback Energy, Inc.	685	83
Digital Realty Trust, Inc. REIT	110	14
Discover Financial Services	115	11
DISH Network Corp., Class A (i)	99	2
DocuSign, Inc. (i)	78	4
	Shares	Value (000)
Dollar General Corp.	91	$22
Dollar Tree, Inc. (i)	86	13
Dominion Energy, Inc.	315	25
Domino's Pizza, Inc.	15	6
DoorDash, Inc., Class A (i)	44	3
Dover Corp.	56	7
Dow, Inc.	291	15
DR Horton, Inc.	132	9
DraftKings, Inc., Class A (i)	161	2
Dropbox, Inc., Class A (i)	127	3
DTE Energy Co.	77	10
Duke Energy Corp.	297	32
Duke Realty Corp. REIT	147	8
DuPont de Nemours, Inc.	202	11
Dynatrace, Inc. (i)	74	3
Eastman Chemical Co.	54	5
Eaton Corp., PLC	154	19
eBay, Inc.	254	11
Ecolab, Inc.	100	15
Edison International	146	9
Edwards Lifesciences Corp. (i)	243	23
Elanco Animal Health, Inc. (i)	172	3
Electronic Arts, Inc.	110	13
Elevance Health, Inc.	94	45
Eli Lilly & Co.	317	103
Embecta Corp. (i)	27	1
Emerson Electric Co.	233	19
Enphase Energy, Inc. (i)	49	10
Entegris, Inc.	54	5
Entergy Corp.	79	9
EOG Resources, Inc.	231	26
EPAM Systems, Inc. (i)	22	6
Equifax, Inc.	47	9
Equinix, Inc. REIT	35	23
Equitable Holdings, Inc.	150	4
Equity Lifestyle Properties, Inc. REIT	69	5
Equity Residential REIT	139	10
Erie Indemnity Co., Class A	11	2
Essential Utilities, Inc.	94	4
Essex Property Trust, Inc. REIT	25	7
Estee Lauder Cos., Inc. , Class A	89	23
Etsy, Inc. (i)	51	4
Everest Re Group Ltd.	16	4
Evergy, Inc.	91	6
Eversource Energy	135	11
Exact Sciences Corp. (i)	69	3
Exelon Corp.	377	17
Expedia Group, Inc. (i)	58	5
Expeditors International of Washington, Inc.	67	7
Extra Space Storage, Inc. REIT	52	9
Exxon Mobil Corp.	1,459	125
F5 Networks, Inc. (i)	24	4
Factset Research Systems, Inc.	15	6

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Fair Isaac Corp. (i)	12	$5
Fastenal Co.	222	11
FedEx Corp.	99	22
Fidelity National Financial, Inc.	109	4
Fidelity National Information Services, Inc.	450	41
Fifth Third Bancorp	272	9
First Republic Bank	69	10
FirstEnergy Corp.	211	8
Fiserv, Inc. (i)	233	21
FleetCor Technologies, Inc. (i)	32	7
FMC Corp.	51	5
Ford Motor Co.	1,273	14
Fortinet, Inc. (i)	260	15
Fortive Corp.	134	7
Fortune Brands Home & Security, Inc.	56	3
Fox Corp., Class A	130	4
Fox Corp., Class B	66	2
Franklin Resources, Inc.	120	3
Freeport-McMoRan, Inc.	579	17
Garmin Ltd.	61	6
Gartner, Inc. (i)	33	8
Generac Holdings, Inc. (i)	25	5
General Dynamics Corp.	93	21
General Electric Co.	433	28
General Mills, Inc.	235	18
General Motors Co. (i)	494	16
Genuine Parts Co.	57	8
Gilead Sciences, Inc.	392	24
Global Payments, Inc.	116	13
Globe Life, Inc.	38	4
GoDaddy, Inc., Class A (i)	67	5
Goldman Sachs Group, Inc.	135	40
Guidewire Software, Inc. (i)	32	2
Halliburton Co.	350	11
Hartford Financial Services Group, Inc.	135	9
Hasbro, Inc.	53	4
HCA Healthcare, Inc.	100	17
Healthpeak Properties, Inc. REIT	217	6
HEICO Corp.	17	2
HEICO Corp., Class A	29	3
Henry Schein, Inc. (i)	56	4
Hershey Co.	56	12
Hess Corp.	110	12
Hewlett Packard Enterprise Co.	517	7
Hilton Worldwide Holdings, Inc.	109	12
Hologic, Inc. (i)	102	7
Home Depot, Inc.	311	85
Honeywell International, Inc.	266	46
Horizon Therapeutics PLC (i)	84	7
Hormel Foods Corp.	118	6
Host Hotels & Resorts, Inc. REIT	291	5
Howmet Aerospace, Inc.	155	5
	Shares	Value (000)
HP, Inc.	468	$15
HubSpot, Inc. (i)	17	5
Humana, Inc.	49	23
Huntington Bancshares, Inc.	483	6
Huntington Ingalls Industries, Inc.	16	3
IAC/InterActiveCorp (i)	33	3
IDEX Corp.	30	5
IDEXX Laboratories, Inc. (i)	33	12
Illinois Tool Works, Inc.	123	22
Illumina, Inc. (i)	57	11
Incyte Corp. (i)	78	6
Ingersoll Rand, Inc.	159	7
Insulet Corp. (i)	28	6
Intel Corp.	1,389	52
Intercontinental Exchange, Inc.	219	21
International Business Machines Corp.	350	49
International Flavors & Fragrances, Inc.	98	12
International Paper Co.	150	6
Interpublic Group of Cos., Inc.	156	4
Intuit, Inc.	106	41
Intuitive Surgical, Inc. (i)	138	28
Invesco Ltd.	140	2
Invitation Homes, Inc. REIT	224	8
IPG Photonics Corp. (i)	15	1
IQVIA Holdings, Inc. (i)	75	16
Iron Mountain, Inc. REIT	193	9
Jack Henry & Associates, Inc.	29	5
Jackson Financial, Inc., Class A	64	2
Jacobs Engineering Group, Inc.	52	7
Jazz Pharmaceuticals PLC (i)	25	4
JB Hunt Transport Services, Inc.	33	5
JM Smucker Co.	43	6
Johnson & Johnson	1,033	183
Johnson Controls International PLC	278	13
JPMorgan Chase & Co.	971	109
Juniper Networks, Inc.	127	4
Kellogg Co.	102	7
Keurig Dr Pepper, Inc.	273	10
KeyCorp	375	6
Keysight Technologies, Inc. (i)	73	10
Kimberly-Clark Corp.	131	18
Kinder Morgan, Inc.	701	12
KKR & Co., Inc.	206	10
KLA Corp.	60	19
Knight-Swift Transportation Holdings, Inc.	63	3
Kraft Heinz Co.	261	10
Kroger Co.	273	13
L3Harris Technologies, Inc.	79	19
Laboratory Corp. of America Holdings	36	8
Lam Research Corp.	54	23
Las Vegas Sands Corp. (i)	140	5
Lear Corp.	24	3
Leidos Holdings, Inc.	54	5

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Lennar Corp., Class A	107	$8
Lennox International, Inc.	13	3
Liberty Broadband Corp., Class A (i)	13	1
Liberty Broadband Corp., Class C (i)	57	7
Liberty Global PLC, Class A (i)	68	1
Liberty Global PLC Series C (i)	137	3
Liberty Media Corp-Liberty SiriusXM, Class A (i)	36	1
Liberty Media Corp-Liberty SiriusXM, Class C (i)	68	2
Liberty Media Corp.-Liberty Formula One, Class C (i)	78	5
Lincoln National Corp.	73	3
Linde PLC	201	58
Live Nation Entertainment, Inc. (i)	66	5
LKQ Corp.	111	5
Lockheed Martin Corp.	97	42
Loews Corp.	87	5
Lowe's Cos., Inc.	269	47
Lucid Group, Inc. (i)	158	3
Lululemon Athletica, Inc. (i)	46	13
Lumen Technologies, Inc.	380	4
Lyft, Inc., Class A (i)	108	1
LyondellBasell Industries NV, Class A	105	9
M&T Bank Corp.	60	10
Marathon Oil Corp.	2,681	60
Marathon Petroleum Corp.	251	21
Markel Corp. (i)	5	6
MarketAxess Holdings, Inc.	15	4
Marriott International, Inc., Class A	107	15
Marsh & McLennan Cos., Inc.	197	31
Martin Marietta Materials, Inc.	24	7
Marvell Technology, Inc.	324	14
Masco Corp.	99	5
Masimo Corp. (i)	21	3
Mastercard, Inc., Class A	340	107
Match Group, Inc. (i)	104	7
McCormick & Co., Inc.	96	8
McDonald's Corp.	290	72
McKesson Corp.	60	20
Medical Properties Trust, Inc. REIT	239	4
Medtronic PLC	529	47
MercadoLibre, Inc. (i)	17	11
Merck & Co., Inc.	895	82
Meta Platforms, Inc., Class A (i)	832	134
MetLife, Inc.	285	18
Mettler-Toledo International, Inc. (i)	9	10
MGM Resorts International	156	5
Microchip Technology, Inc.	214	12
Micron Technology, Inc.	442	24
Microsoft Corp.	2,334	599
Mid-America Apartment Communities, Inc. REIT	46	8
Moderna, Inc. (i)	144	21
Mohawk Industries, Inc. (i)	24	3
Molina Healthcare, Inc. (i)	23	6
	Shares	Value (000)
Molson Coors Beverage Co., Class B	76	$4
Mondelez International, Inc., Class A	538	33
MongoDB, Inc. (i)	23	6
Monolithic Power Systems, Inc.	17	7
Monster Beverage Corp. (i)	154	14
Moody's Corp.	65	18
Mosaic Co.	147	7
Motorola Solutions, Inc.	64	13
MSCI, Inc.	33	14
Nasdaq, Inc.	47	7
NetApp, Inc.	90	6
Netflix, Inc. (i)	174	30
Neurocrine Biosciences, Inc. (i)	39	4
Newell Brands, Inc.	156	3
Newmont Corp. (NYSE)	184	11
Newmont Corp. (TSX)	314	19
News Corp., Class A	158	2
NextEra Energy, Inc.	663	51
NIKE, Inc., Class B	498	51
NiSource, Inc.	157	5
Nordson Corp.	21	4
Norfolk Southern Corp.	95	22
Northern Trust Corp.	77	7
Northrop Grumman Corp.	59	28
NortonLifeLock, Inc.	231	5
Novavax, Inc. (i)	33	2
Novocure Ltd. (i)	38	3
NRG Energy, Inc.	97	4
Nucor Corp.	115	12
NVIDIA Corp.	888	135
NVR, Inc. (i)	2	8
NXP Semiconductors NV	105	16
O'Reilly Automotive, Inc. (i)	26	16
Oak Street Health, Inc. (i)	52	1
Occidental Petroleum Corp.	369	22
Okta, Inc. (i)	49	4
Old Dominion Freight Line, Inc.	38	10
Omnicom Group, Inc.	84	5
ON Semiconductor Corp. (i)	166	8
ONEOK, Inc.	174	10
Oracle Corp.	564	39
Otis Worldwide Corp.	159	11
Ovintiv, Inc.	72	3
Owens Corning	42	3
PACCAR, Inc.	135	11
Packaging Corp. of America	38	5
Palantir Technologies, Inc., Class A (i)	651	6
Palo Alto Networks, Inc. (i)	38	19
Paramount Global, Class B	244	6
Parker Hannifin Corp.	49	12
Paychex, Inc.	125	14
Paycom Software, Inc. (i)	20	6
PayPal Holdings, Inc. (i)	444	31

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
PDC Energy, Inc.	324	$20
Peloton Interactive, Inc., Class A (i)	118	1
Pentair PLC	66	3
PepsiCo, Inc.	535	89
PerkinElmer, Inc.	45	6
Pfizer, Inc.	1,873	98
PG&E Corp. (i)	607	6
Philip Morris International, Inc.	504	50
Phillips 66	172	14
Pinterest, Inc., Class A (i)	231	4
Pioneer Natural Resources Co.	946	211
Plug Power, Inc. (i)	214	4
PNC Financial Services Group, Inc.	166	26
Pool Corp.	16	6
PPG Industries, Inc.	93	11
PPL Corp.	300	8
Principal Financial Group, Inc.	107	7
Procter & Gamble Co.	840	121
Progressive Corp.	229	27
ProLogis, Inc. REIT	288	34
Prudential Financial, Inc.	151	14
PTC, Inc. (i)	45	5
Public Service Enterprise Group, Inc.	197	12
Public Storage REIT	61	19
Pulte Group, Inc.	104	4
Qorvo, Inc. (i)	46	4
QUALCOMM, Inc.	440	56
Quest Diagnostics, Inc.	49	7
Raymond James Financial, Inc.	75	7
Raytheon Technologies Corp.	592	57
Realty Income Corp. REIT	233	16
Regency Centers Corp. REIT	62	4
Regeneron Pharmaceuticals, Inc. (i)	41	24
Regions Financial Corp.	376	7
Republic Services, Inc.	86	11
ResMed, Inc.	58	12
RingCentral, Inc., Class A (i)	32	2
Rivian Automotive, Inc., Class A (i)	71	2
Robert Half International, Inc.	45	3
Rockwell Automation, Inc.	45	9
Roku, Inc. (i)	47	4
Rollins, Inc.	89	3
Roper Technologies, Inc.	42	17
Ross Stores, Inc.	139	10
Royal Caribbean Cruises Ltd. (i)	92	3
Royalty Pharma PLC, Class A	139	6
RPM International, Inc.	52	4
S&P Global, Inc.	137	46
Salesforce, Inc. (i)	491	81
SBA Communications Corp. REIT	43	14
Schlumberger NV	546	20
Seagate Technology Holdings PLC	80	6
	Shares	Value (000)
Seagen, Inc. (i)	54	$10
Sealed Air Corp.	59	3
SEI Investments Co.	49	3
Sempra Energy	125	19
Sensata Technologies Holding PLC	64	3
ServiceNow, Inc. (i)	76	36
Sherwin-Williams Co.	97	22
Signature Bank	25	4
Simon Property Group, Inc. REIT	130	12
Sirius XM Holdings, Inc.	435	3
Skyworks Solutions, Inc.	64	6
Snap, Inc., Class A (i)	424	6
Snap-On, Inc.	22	4
Snowflake, Inc., Class A (i)	81	11
SoFi Technologies, Inc. (i)	215	1
SolarEdge Technologies, Inc. (i)	21	6
Southern Co.	411	29
Southwest Airlines Co. (i)	63	2
Splunk, Inc. (i)	67	6
SS&C Technologies Holdings, Inc.	92	5
Stanley Black & Decker, Inc.	63	7
Starbucks Corp.	457	35
State Street Corp.	144	9
Steel Dynamics, Inc.	84	6
Steris PLC	40	8
Stryker Corp.	134	27
Sun Communities, Inc. REIT	46	7
Sunrun, Inc. (i)	76	2
SVB Financial Group (i)	23	9
Synchrony Financial	224	6
Synopsys, Inc. (i)	59	18
Sysco Corp.	201	17
T Rowe Price Group, Inc.	91	10
T-Mobile US, Inc. (i)	243	33
Take-Two Interactive Software, Inc. (i)	47	6
Target Corp.	191	27
TE Connectivity Ltd.	125	14
Teladoc Health, Inc. (i)	57	2
Teledyne Technologies, Inc. (i)	18	7
Teleflex, Inc.	18	4
Teradyne, Inc.	66	6
Tesla, Inc. (i)	324	218
Texas Instruments, Inc.	360	55
Textron, Inc.	89	5
Thermo Fisher Scientific, Inc.	153	83
TJX Cos., Inc.	369	21
Tractor Supply Co.	46	9
Trade Desk, Inc., Class A (i)	171	7
Tradeweb Markets, Inc., Class A	42	3
Trane Technologies PLC	93	12
TransDigm Group, Inc. (i)	20	11
TransUnion	77	6
Travelers Cos., Inc.	97	16

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Trimble, Inc. (i)	102	$6
Truist Financial Corp.	525	25
Twilio, Inc., Class A (i)	64	5
Twitter, Inc. (i)	321	12
Tyler Technologies, Inc. (i)	16	5
Tyson Foods, Inc., Class A	115	10
Uber Technologies, Inc. (i)	486	10
UDR, Inc. REIT	120	6
UGI Corp.	84	3
Ulta Beauty, Inc. (i)	20	8
Union Pacific Corp.	254	54
United Parcel Service, Inc., Class B	281	51
United Rentals, Inc. (i)	29	7
UnitedHealth Group, Inc.	370	190
Unity Software, Inc. (i)	29	1
Universal Health Services, Inc., Class B	31	3
Upstart Holdings, Inc. (i)	11	—	@
US Bancorp	548	25
Vail Resorts, Inc.	16	3
Valero Energy Corp.	161	17
Veeva Systems, Inc., Class A (i)	54	11
Ventas, Inc. REIT	154	8
VeriSign, Inc. (i)	40	7
Verisk Analytics, Inc.	59	10
Verizon Communications, Inc.	3,453	175
Vertex Pharmaceuticals, Inc. (i)	102	29
VF Corp.	134	6
Viatris, Inc.	486	5
VICI Properties, Inc. REIT	247	7
Visa, Inc., Class A	655	129
Vistra Corp.	175	4
VMware, Inc., Class A	82	9
Vornado Realty Trust REIT	68	2
Vulcan Materials Co.	51	7
Walgreens Boots Alliance, Inc.	286	11
Walmart, Inc.	601	73
Walt Disney Co. (i)	613	58
Warner Bros Discovery, Inc. (i)	949	13
Waste Connections, Inc.	102	13
Waste Management, Inc.	163	25
Waters Corp. (i)	24	8
Wayfair, Inc., Class A (i)	33	1
WEC Energy Group, Inc.	123	12
Wells Fargo & Co.	1,399	55
Welltower, Inc. REIT	168	14
West Pharmaceutical Services, Inc.	28	8
Western Digital Corp. (i)	124	6
Western Union Co.	162	3
Westinghouse Air Brake Technologies Corp.	73	6
WestRock Co.	108	4
Weyerhaeuser Co. REIT	292	10
Whirlpool Corp.	25	4
	Shares	Value (000)
Williams Cos., Inc.	479	$15
Willis Towers Watson PLC	50	10
Workday, Inc., Class A (i)	75	10
WP Carey, Inc. REIT	74	6
WR Berkley Corp.	84	6
WW Grainger, Inc.	17	8
Wynn Resorts Ltd. (i)	42	2
Xcel Energy, Inc.	209	15
Xylem, Inc.	73	6
Yum! Brands, Inc.	115	13
Zebra Technologies Corp., Class A (i)	20	6
Zendesk, Inc. (i)	49	4
Zillow Group, Inc., Class A (i)	33	1
Zillow Group, Inc., Class C (i)	69	2
Zimmer Biomet Holdings, Inc.	83	9
Zimvie, Inc. (i)	9	—	@
Zoetis, Inc.	184	32
Zoom Video Communications, Inc., Class A (i)	85	9
ZoomInfo Technologies, Inc., Class A (i)	89	3
Zscaler, Inc. (i)	33	5
		13,665
Total Common Stocks (Cost $24,814)		25,135
	No. of Warrants
Warrant (0.0%) (a)
Australia (0.0%) (a)
Magellan Financial Group Ltd., expires 4/16/27 (i) (Cost $—)	8	—	@
	Shares
Short-Term Investments (14.0%)
Investment Company (13.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $10,902)	10,901,845	10,902
	Face Amount (000)
U.S. Treasury Security (0.8%)
U.S. Treasury Bill, 1.40%, 10/27/22 (k)(l) (Cost $673)	$676	672
Total Short-Term Investments (Cost $11,575)		11,574
Total Investments (98.9%) (Cost $87,520) (m)(n)(o)		81,719
Other Assets in Excess of Liabilities (1.1%)		922
Net Assets (100.0%)		$82,641

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Amount is less than 0.05%.

(b)  Security is subject to delayed delivery.
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

(c)  Floating or variable rate securities: The rates disclosed are as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(d)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2022.

(f)  At June 30, 2022, the Fund held a fair valued security valued at approximately $9,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(g)  Non-income producing security; bond in default.

(h)  Issuer in bankruptcy.

(i)  Non-income producing security.

(j)  Security trades on the Hong Kong exchange.

(k)  Rate shown is the yield to maturity at June 30, 2022.

(l)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(m)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(n)  The approximate fair value and percentage of net assets, $9,826,000 and 11.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Consolidated Financial Statements.

(o)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,303,000 and the aggregate gross unrealized depreciation is approximately $12,955,000, resulting in net unrealized depreciation of approximately $8,652,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

ASX  Australian Stock Exchange.

CDI  CHESS Depositary Interest.

CVA  Certificaten Van Aandelen.

EURIBOR  Euro Interbank Offered Rate.

LIBOR  London Interbank Offered Rate.

LSE  London Stock Exchange.

MTN  Medium Term Note.

NYSE  New York Stock Exchange.

OAT  Obligations Assimilables du Trésor (Treasury Obligation).

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation).

REIT  Real Estate Investment Trust.

SOFR  Secured Overnight Financing Rate.

SONIA  Sterling Overnight Index Average

TBA  To Be Announced.

TSX  Toronto Stock Exchange.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2022:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CNH	2,390		$353	9/15/22	$(4)
Bank of America NA	PLN	67		$15	9/15/22	(—	@)
Bank of America NA		$32	ILS	110	9/15/22	(—	@)
Bank of America NA		$38	JPY	4,935	8/19/22	(2)
Bank of America NA		$24	NZD	38	9/15/22	—	@
Barclays Bank PLC		$64	AUD	93	9/15/22	—	@
Barclays Bank PLC		$585	JPY	75,376	8/19/22	(28)
Barclays Bank PLC		$116	THB	4,040	8/19/22	(2)
BNP Paribas SA	CAD	108		$84	9/15/22	(—	@)
BNP Paribas SA	CHF	50		$53	9/15/22	(—	@)
BNP Paribas SA	DKK	117		$16	9/15/22	(—	@)
BNP Paribas SA	EUR	423		$443	9/15/22	(2)
BNP Paribas SA	GBP	29		$35	9/15/22	(—	@)
BNP Paribas SA	INR	37,927		$483	9/15/22	5
BNP Paribas SA	JPY	27,559		$206	9/15/22	2
BNP Paribas SA	TWD	103,573		$3,531	9/15/22	38
BNP Paribas SA		$39	BRL	209	9/15/22	(—	@)
BNP Paribas SA		$22	BRL	110	9/15/22	(1)
BNP Paribas SA		$13	COP	50,392	9/15/22	(1)
BNP Paribas SA		$30	HKD	232	9/15/22	—	@

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont'd):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA		$26	IDR	375,000	9/15/22	$(1)
BNP Paribas SA		$52	INR	4,166	9/15/22	—	@
BNP Paribas SA		$609	MXN	12,784	9/15/22	18
BNP Paribas SA		$47	SEK	477	9/15/22	—	@
BNP Paribas SA		$115	SGD	161	9/15/22	—	@
BNP Paribas SA		$305	TWD	9,003	9/15/22	(1)
BNP Paribas SA		$804	TWD	23,649	9/15/22	(6)
BNP Paribas SA		$402	TWD	11,824	9/15/22	(3)
BNP Paribas SA		$401	TWD	11,824	9/15/22	(3)
Citibank NA		$7	CZK	168	9/15/22	—	@
Citibank NA		$29	ILS	100	9/15/22	(—	@)
Citibank NA		$4	THB	145	9/15/22	(—	@)
Goldman Sachs International	CAD	30		$23	9/15/22	(—	@)
Goldman Sachs International	CLP	8,452		$10	9/15/22	1
Goldman Sachs International	EUR	800		$838	9/15/22	(5)
Goldman Sachs International	GBP	62		$75	9/15/22	(1)
Goldman Sachs International	KRW	49,602		$38	9/15/22	—	@
Goldman Sachs International	NOK	5		$1	9/15/22	(—	@)
Goldman Sachs International		$67	AUD	97	9/15/22	—	@
Goldman Sachs International		$23	CLP	21,905	9/15/22	—	@
Goldman Sachs International		$432	CNH	2,945	8/19/22	8
Goldman Sachs International		$52	CNH	349	8/19/22	—	@
Goldman Sachs International		$21	EUR	20	9/15/22	(—	@)
Goldman Sachs International		$163	EUR	154	9/15/22	(2)
Goldman Sachs International		$9	HKD	68	9/15/22	—	@
Goldman Sachs International		$15	HUF	5,668	8/19/22	(—	@)
Goldman Sachs International		$166	JPY	22,273	9/15/22	(1)
Goldman Sachs International		$12	KRW	15,023	9/15/22	(—	@)
Goldman Sachs International		$137	MXN	2,872	9/15/22	4
Goldman Sachs International		$35	PEN	135	8/19/22	(—	@)
Goldman Sachs International		$1,726	THB	60,252	9/15/22	(16)
JPMorgan Chase Bank NA	AUD	153		$106	9/15/22	(—	@)
JPMorgan Chase Bank NA	AUD	30		$21	8/19/22	—	@
JPMorgan Chase Bank NA	AUD	848		$588	8/19/22	3
JPMorgan Chase Bank NA	CAD	44		$35	8/19/22	1
JPMorgan Chase Bank NA	CHF	35		$37	8/19/22	(—	@)
JPMorgan Chase Bank NA	CNY	44,913		$6,706	9/15/22	(3)
JPMorgan Chase Bank NA	EUR	8		$8	7/5/22	(—	@)
JPMorgan Chase Bank NA	EUR	100		$105	9/15/22	(—	@)
JPMorgan Chase Bank NA	GBP	32		$39	9/15/22	(1)
JPMorgan Chase Bank NA	GBP	87		$106	9/15/22	(—	@)
JPMorgan Chase Bank NA	GBP	294		$361	8/19/22	2
JPMorgan Chase Bank NA	JPY	6,969		$51	8/19/22	(—	@)
JPMorgan Chase Bank NA	JPY	42,653		$316	9/15/22	(—	@)
JPMorgan Chase Bank NA	SEK	17		$2	9/15/22	—	@
JPMorgan Chase Bank NA	SGD	59		$43	9/15/22	(—	@)
JPMorgan Chase Bank NA		$164	AUD	238	9/15/22	—	@
JPMorgan Chase Bank NA		$195	CHF	194	8/19/22	10
JPMorgan Chase Bank NA		$387	CHF	370	9/15/22	3
JPMorgan Chase Bank NA		$8	EUR	8	8/19/22	—	@
JPMorgan Chase Bank NA		$33	EUR	31	9/15/22	(—	@)
JPMorgan Chase Bank NA		$141	EUR	133	9/15/22	(1)
JPMorgan Chase Bank NA		$30	EUR	29	9/15/22	—	@

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont'd):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA		$142	EUR	133	8/19/22	$(2)
JPMorgan Chase Bank NA		$73	GBP	59	8/19/22	(2)
JPMorgan Chase Bank NA		$439	JPY	59,266	8/19/22	(1)
JPMorgan Chase Bank NA		$20	JPY	2,693	9/15/22	—	@
JPMorgan Chase Bank NA		$18	JPY	2,450	9/15/22	(—	@)
JPMorgan Chase Bank NA		$373	KRW	478,408	8/19/22	(5)
JPMorgan Chase Bank NA		$14	NOK	141	8/19/22	(—	@)
JPMorgan Chase Bank NA		$74	SEK	740	8/19/22	(1)
JPMorgan Chase Bank NA		$73	SGD	101	8/19/22	—	@
JPMorgan Chase Bank NA	ZAR	19		$1	9/15/22	—	@
Royal Bank of Canada		$361	EUR	341	8/19/22	(2)
State Street Bank and Trust Co.		$1	HKD	8	9/15/22	—	@
UBS AG	CHF	27		$27	9/15/22	(1)
UBS AG	DKK	144		$20	8/19/22	(—	@)
UBS AG	EUR	56		$59	9/15/22	(—	@)
UBS AG	GBP	6		$7	7/5/22	(—	@)
UBS AG	JPY	5,856		$44	9/15/22	—	@
UBS AG	JPY	33,828		$249	7/5/22	—	@
UBS AG	MXN	13,552		$653	9/15/22	(12)
UBS AG	MXN	628		$31	8/19/22	(—	@)
UBS AG	NOK	285		$29	9/15/22	(—	@)
UBS AG	SEK	92		$9	9/15/22	—	@
UBS AG	THB	13,963		$395	9/15/22	(1)
UBS AG	THB	13,963		$395	9/15/22	(1)
UBS AG	THB	13,963		$396	9/15/22	(—	@)
UBS AG	THB	13,963		$396	9/15/22	(—	@)
UBS AG	THB	8,800		$250	9/15/22	(—	@)
UBS AG		$3	AUD	5	8/19/22	(—	@)
UBS AG		$219	AUD	317	9/15/22	1
UBS AG		$48	CAD	62	8/19/22	—	@
UBS AG		$165	CHF	157	9/15/22	1
UBS AG		$164	EUR	155	9/15/22	(1)
UBS AG		$387	EUR	363	9/15/22	(4)
UBS AG		$164	GBP	134	9/15/22	(1)
UBS AG		$386	GBP	314	9/15/22	(3)
UBS AG		$7	GBP	6	8/19/22	—	@
UBS AG		$12	HKD	93	9/15/22	—	@
UBS AG		$1	HUF	419	9/15/22	—	@
UBS AG		$7	JPY	1,016	8/19/22	—	@
UBS AG		$386	JPY	52,257	9/15/22	1
UBS AG		$250	JPY	33,828	8/19/22	(—	@)
UBS AG		$85	JPY	11,482	9/15/22	—	@
UBS AG		$104	MXN	2,119	9/15/22	—	@
UBS AG		$747	MXN	15,682	9/15/22	22
UBS AG		$5	MXN	99	8/19/22	(—	@)
UBS AG		$25	RON	122	8/19/22	—	@
UBS AG		$1	SEK	6	8/19/22	(—	@)
UBS AG		$1,703	THB	59,487	9/15/22	(15)
UBS AG		$3	TRY	62	9/15/22	—	@
UBS AG	ZAR	327		$20	9/15/22	—	@
						$(16)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2022:

	Number of Contracts	Expiration Date	Notional Amount (000)			Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
SPI 200 Index (Australia)	4	Sep-22	AUD	—	@	$446	$(8)
South Korea 10 yr. Bond (Korea, Republic of)	5	Sep-22	KRW	500,000		427	6
SGX MSCI Singapore Index (Singapore)	5	Jul-22	SGD	1		101	(4)
IBEX 35 Index (Spain)	1	Jul-22	EUR	—	@	84	(3)
Hang Seng Index (Hong Kong)	1	Jul-22	HKD	—	@	139	(1)
German Euro-Schatz Index (Germany)	10	Sep-22	EUR	1,000		1,144	9
FTSE MIB Index (Italy)	1	Sep-22		—	@	111	(7)
Euro Stoxx 50 Index (Germany)	51	Sep-22		1		1,839	(16)
CAC40 Index (France)	1	Jul-22		—	@	62	(3)
Crude Oil WTI Index (United States)	8	Nov-23		$8		666	30
U.S. Treasury 5 yr. Note (United States)	9	Sep-22		900		1,010	(9)
Short:
U.S. Treasury 5 yr. Note (United States)	51	Sep-22		(5,100)		(5,725)	52
U.S. Treasury 10 yr. Note (United States)	19	Sep-22		(1,900)		(2,252)	2
SGX NIFTY 50 Index (Singapore)	15	Jul-22		—	@	(472)	3
S&P 500 E Mini Index (United States)	2	Sep-22		—	@	(379)	(10)
Nikkei 255 Index (Japan)	2	Sep-22	JPY	(1)		(195)	4
MSCI Emerging Market Index (United States)	7	Sep-22		$—	@	(351)	— @
FTSE 100 Index (United Kingdom)	1	Sep-22	GBP	—	@	(87)	— @
Euro BTP Short-Term Index (Germany)	7	Sep-22	EUR	(700)		(799)	(15)
CME Bitcoin Index (United States)	3	Jul-22		$—	@	(281)	31
German Euro-BTP Index (Germany)	16	Sep-22	EUR	(1,600)		(2,064)	(17)
German Euro-Bund Index (Germany)	2	Sep-22		(200)		(312)	9
U.S. Treasury 10 yr. Ultra Note (United States)	3	Sep-22		$(300)		(382)	6
U.S. Treasury 2 yr. Note (United States)	19	Sep-22		(3,800)		(3,990)	22
							$81

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at June 30, 2022:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.14%	Quarterly/ Quarterly	7/3/23	MXN	23,872	$(40)	$—	$(40)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.14	Quarterly/ Quarterly	7/3/23		23,872	(41)	—	(41)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.13	Quarterly/ Quarterly	7/5/23		23,872	(41)	—	(41)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.30	Quarterly/ Quarterly	12/26/23		23,778	(38)	—	(38)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.31	Quarterly/ Quarterly	12/26/23		24,139	(38)	—	(38)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.30	Quarterly/ Quarterly	12/27/23		24,139	(39)	—	(39)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.68	Quarterly/ Quarterly	6/29/26		6,814	(28)	—	(28)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Interest Rate Swap Agreements (cont'd):

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.68%	Quarterly/ Quarterly	6/29/26	MXN	6,814	$(27)	$—	$(27)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.66	Quarterly/ Quarterly	7/1/26		6,814	(28)	—	(28)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.36	Quarterly/ Quarterly	12/22/26		10,395	(32)	—	(32)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.38	Quarterly/ Quarterly	12/22/26		10,395	(32)	—	(32)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.63	Semi-Annual/ Quarterly	1/2/25	BRL	2,012	(7)	—	(7)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.69	Semi-Annual/ Quarterly	1/2/25		3,353	(11)	—	(11)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.74	Semi-Annual/ Quarterly	1/2/25		6,991	(21)	—	(21)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.80	Semi-Annual/ Quarterly	1/2/25		3,995	(11)	—	(11)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.85	Semi-Annual/ Quarterly	1/2/25		4,679	(12)	—	(12)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.90	Semi-Annual/ Quarterly	1/2/25		4,680	(10)	—	(10)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.52	Semi-Annual/ Quarterly	1/4/27		3,801	(32)	—	(32)
								$(488)	$—	$(488)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2022:

Swap Counterparty	Index	Pay/ Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.40%	Quarterly	9/16/22	$134	$— @	$—	$— @
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.40%	Quarterly	9/16/22	38	— @	—	— @
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	SOFR + 0.40%	Quarterly	9/16/22	378	— @	—	— @
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	SOFR + 0.40%	Quarterly	9/16/22	507	— @	—	— @
BNP Paribas SA	BNP U.S. Cloud Custom Basket Index	Pay	SOFR + 0.43%	Quarterly	4/28/23	625	87	—	87
BNP Paribas SA	MSCI Brazil Banks Index	Receive	SOFR + 0.10%	Quarterly	2/16/23	285	(45)	—	(45)
BNP Paribas SA	MSCI Brazil Banks Index	Receive	SOFR + 0.10%	Quarterly	2/16/23	188	(23)	—	(23)
BNP Paribas SA	MSCI Daily Total Return Gross USA Index	Receive	3 Month USD LIBOR plus 0.38%	Quarterly	7/14/22	6,703	(970)	—	(970)
BNP Paribas SA	MSCI Daily Total Return Gross USA Index	Receive	3 Month USD LIBOR plus 0.39%	Quarterly	9/29/22	5,425	(168)	—	(168)
BNP Paribas SA	MSCI Japan Net Total Return Index	Receive	SOFR + 0.35%	Quarterly	2/10/23	3,023	(144)	—	(144)
Goldman Sachs International	MSCI Daily Total Return Gross USA Index	Receive	3 Month USD LIBOR plus 0.37%	Quarterly	10/13/22	3,228	(474)	—	(474)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements (cont'd):

Swap Counterparty	Index	Pay/ Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Receive	SOFR + 0.24%	Quarterly	1/26/23		$6,347	$(232)	$—	$(232)
JPMorgan Chase Bank NA	JPM EMU Growth Custom Basket Index	Pay	EURIBOR + 0.10	Quarterly	5/16/23	EUR	561	(13)	—	(13)
JPMorgan Chase Bank NA	JPM EMU Value Custom Basket Index	Pay	EURIBOR + 0.14	Quarterly	5/16/23		562	(44)	—	(44)
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Index††	Pay	SOFR + 0.35%	Quarterly	5/16/23		$1,297	15	—	15
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Index††	Pay	SOFR + 0.35%	Quarterly	5/16/23		1,329	62	—	62
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Index††	Pay	SOFR + 0.35%	Quarterly	5/16/23		1,249	57	—	57
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Index††	Pay	SOFR + 0.35%	Quarterly	5/16/23		1,304	78	—	78
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Index††	Pay	SOFR + 0.35%	Quarterly	5/16/23		1,124	47	—	47
JPMorgan Chase Bank NA	JPM SPX 1500 Value Index††	Receive	SOFR + 0.35%	Quarterly	5/16/23		1,299	(69)	—	(69)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Index††	Receive	SOFR + 0.35%	Quarterly	5/16/23		1,320	(110)	—	(110)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Index††	Receive	SOFR + 0.35%	Quarterly	5/16/23		1,264	(107)	—	(107)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Index††	Receive	SOFR + 0.35%	Quarterly	5/16/23		1,311	(144)	—	(144)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Index††	Receive	SOFR + 0.35%	Quarterly	5/16/23		1,057	(99)	—	(99)
JPMorgan Chase Bank NA	JPM SPX 500 Anti-Value Index††	Pay	SOFR + 0.35%	Quarterly	5/16/23		2,424	29	—	29
JPMorgan Chase Bank NA	JPM SPX 500 Value Index††	Receive	SOFR + 0.35%	Quarterly	5/16/23		2,430	(161)	—	(161)
								$(2,428)	$—	$(2,428)

††  See tables below for details of the equity basket holdings underlying the swaps.

The following table represents the equity basket holdings underlying the total return swap with BNP Custom U.S. Banks Index as of June 30, 2022:

Security Description	Shares	Value (000)	Index Weight
BNP Custom U.S. Banks Index
Bank of America Corp.	308,343	$9,599	21.09%
Citigroup, Inc.	79,236	3,644	8.01
Citizens Financial Group	15,687	560	1.23
Comerica, Inc.	5,287	388	0.85
East West Bancorp., Inc.	4,961	321	0.71
Fifth Third Bancorp.	25,079	843	1.85
First Citizens Bancshares, Inc. Class A	204	134	0.29
First Republic Bank	5,750	829	1.82
Huntington Bancshares, Inc.	35,695	429	0.94
Security Description	Shares	Value (000)	Index Weight
BNP Custom U.S. Banks Index (cont'd)
Jpmorgan Chase & Co.	110,953	$12,494	27.45%
Keycorp.	34,389	593	1.30
M & T Bank Corp.	6,047	964	2.12
PNC Financial Services Group	15,425	2,434	5.35
Regions Financial Corp.	34,597	649	1.43
Signature Bank	1,907	342	0.75
SVB Financial Group	1,793	708	1.56
Truist Financial Corp.	45,852	2,175	4.78
US Bancorp.	51,605	2,375	5.22
Wells Fargo & Co.	146,120	5,724	12.57
Zions Bancorp.	6,245	318	0.70

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Growth Index as of June 30, 2022:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Growth Index
AAON, Inc.	977	$54	0.54%
Abiomed, Inc.	210	52	0.52
Agilysys, Inc.	1,307	62	0.62
American Tower Corp.	218	56	0.56
Arrowhead Pharmaceuticals, Inc.	1,695	60	0.60
Autozone, Inc.	25	55	0.55
Avid Bioservices, Inc.	4,198	64	0.65
Axon Enterprise, Inc.	582	54	0.55
Badger Meter, Inc.	643	52	0.52
Balchem Corp.	422	55	0.55
Bancfirst Corp.	586	56	0.56
Boeing Co.	379	52	0.52
Brown-Forman Corp. — Class B	756	53	0.53
Cable One, Inc.	46	59	0.60
Cara Therapeutics, Inc.	5,732	52	0.53
Celsius Holdings, Inc.	1,035	68	0.68
Chefs' Warehouse, Inc.	1,450	56	0.57
Cytokinetics, Inc.	1,330	52	0.53
Deckers Outdoor Corp.	214	55	0.55
Dollar General Corp.	215	53	0.53
Eli Lilly & Co.	171	55	0.56
Enphase Energy, Inc.	357	70	0.70
Equinix, Inc.	79	52	0.52
Estee Lauder Companies — Class A	214	54	0.55
Exponent, Inc.	565	52	0.52
Glacier Bancorp., Inc.	1,094	52	0.52
Glaukos Corp.	1,408	64	0.64
Healthequity, Inc.	906	56	0.56
Inari Medical, Inc.	941	64	0.64
Kinsale Capital Group, Inc.	246	56	0.57
Lamb Weston Holdings, Inc.	800	57	0.58
Las Vegas Sands Corp.	1,618	54	0.55
Lattice Semiconductor Corp.	1,099	53	0.54
Lindsay Corp.	404	54	0.54
MSCI, Inc.	127	52	0.53
Nextera Energy, Inc.	699	54	0.55
NV5 Global, Inc.	456	53	0.54
Par Pacific Holdings, Inc.	3,318	52	0.52
Paycom Software, Inc.	184	52	0.52
Paylocity Holding Corp.	305	53	0.54
Servicenow, Inc.	117	56	0.56
Simulations Plus, Inc.	1,210	60	0.60
Solaredge Technologies, Inc.	227	62	0.63
SPS Commerce, Inc.	478	54	0.54
STAAR Surgical Co.	977	69	0.70
TechTarget	801	53	0.53
Trupanion, Inc.	859	52	0.52
Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Growth Index (cont'd)
U.S. Physical Therapy, Inc.	500	$55	0.55%
WD-40 Co.	278	56	0.56
Zoetis, Inc.	307	53	0.53

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Value Index as of June 30, 2022:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Value Index
ACI Worldwide, Inc.	2,008	$52	0.55%
American Equity Investment Life Holding Co.	1,448	53	0.56
America's Car-Mart, Inc.	629	63	0.66
Avanos Medical, Inc.	1,971	54	0.57
B&G Foods, Inc.	2,123	50	0.53
Bio-Rad Laboratories — Class A	104	51	0.54
Cars.com. Inc.	5,570	53	0.55
Coca-Cola Consolidated, Inc.	99	56	0.59
Cohu, Inc.	1,891	52	0.55
Collegium Pharmaceutical, Inc.	3,417	61	0.64
Cross Country Healthcare, Inc.	3,090	64	0.68
DXC Technology Co.	1,793	54	0.57
Emergent Biosolutions, Inc.	1,766	55	0.58
Fresh Del Monte Produce, Inc.	2,013	59	0.62
Fulgent Genetics, Inc.	1,015	55	0.58
Geo Group, Inc.	8,248	54	0.57
Getty Realty Corp.	1,968	52	0.55
Greif, Inc. — Class A	844	53	0.55
Heidrick & Struggles International, Inc.	1,583	51	0.54
Hibbett, Inc.	1,179	52	0.54
Huntington Ingalls Industries	240	52	0.55
Ichor Holdings Ltd.	1,964	51	0.54
Iteos Therapeutics, Inc.	2,745	57	0.59
Kelly Services, Inc. — Class A	2,703	54	0.56
Laredo Petroleum, Inc.	851	59	0.62
MDU Resources Group, Inc.	1,966	53	0.56
Mednax, Inc.	2,818	59	0.62
Moderna, Inc.	400	57	0.60
Moog, Inc. — Class A	661	52	0.55
Mueller Industries, Inc.	946	50	0.53
Nabors Industries Ltd.	392	53	0.55
New York Community Bancorp.	5,545	51	0.53
O-I Glass, Inc.	3,812	53	0.56
Omega Healthcare Investors	1,823	51	0.54
Penn National Gaming, Inc.	1,687	51	0.54
Perdoceo Education Corp.	4,906	58	0.61
Photronics, Inc.	3,311	65	0.68
PNM Resources, Inc.	1,084	52	0.54
Quidelortho Corp.	555	54	0.57
Resources Connection, Inc.	3,009	61	0.64
REX American Resources Corp.	594	50	0.53

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Value Index (cont'd)
Sanmina Corp.	1,251	$51	0.54%
Select Medical Holdings Corp.	2,281	54	0.57
Syneos Health, Inc.	723	52	0.54
Timkensteel Corp.	2,763	52	0.54
Universal Health Realty Income Trust	1,032	55	0.58
Varex Imaging Corp.	2,448	52	0.55
Vir Biotechnology, Inc.	2,589	66	0.69
Virtus Investment Partners	299	51	0.54
Zynex, Inc.	8,043	64	0.67

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Anti-Value Index as of June 30, 2022:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Anti-Value Index
Abiomed, Inc.	149	$37	1.07%
Air Products & Chemicals, Inc.	151	36	1.05
American Tower Corp.	156	40	1.15
American Water Works Co., Inc.	241	36	1.04
Ansys, Inc.	147	35	1.02
Arthur J Gallagher & Co.	222	36	1.04
Bio-Techne Corp.	101	35	1.01
Boeing Co.	278	38	1.10
Brown & Brown, Inc.	621	36	1.05
Brown-Forman Corp. — Class B	535	38	1.09
Cadence Design System, Inc.	259	39	1.13
Chipotle Mexican Grill, Inc.	27	36	1.04
Cintas Corp.	94	35	1.02
CME Group, Inc.	177	36	1.05
Copart, Inc.	325	35	1.02
Edwards Lifesciences Corp.	376	36	1.03
Electronic Arts, Inc.	289	35	1.02
Eli Lilly & Co.	122	40	1.15
Enphase Energy, Inc.	254	50	1.43
Equinix, Inc.	56	37	1.06
Factset Research Systems, Inc.	95	37	1.06
Fortinet, Inc.	654	37	1.07
Hess Corp.	326	35	1.00
IDEX Corp.	190	35	1.00
IDEXX Laboratories, Inc.	102	36	1.04
Jack Henry & Associates, Inc.	198	36	1.03
Las Vegas Sands Corp.	1,169	39	1.14
Marketaxess Holdings, Inc.	137	35	1.01
Marsh & Mclennan Cos.	224	35	1.00
Mcdonald's Corp.	143	35	1.02
Monolithic Power Systems, Inc.	90	35	1.00
Monster Beverage Corp.	408	38	1.09
MSCI, Inc.	90	37	1.07
Nasdaq, Inc.	243	37	1.07
Nextera Energy, Inc.	500	39	1.12
Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Anti-Value Index (cont'd)
Paycom Software, Inc.	129	$36	1.05%
Progressive Corp.	323	38	1.09
Public Storage	112	35	1.01
Resmed, Inc.	181	38	1.10
Rollins, Inc.	1,059	37	1.07
S&P Global, Inc.	107	36	1.04
Sba Communications Corp.	110	35	1.02
Servicenow, Inc.	82	39	1.13
Solaredge Technologies, Inc.	161	44	1.27
Synopsys, Inc.	134	41	1.18
Verisk Analytics, Inc.	201	35	1.00
Waters Corp.	112	37	1.07
Wec Energy Group, Inc.	346	35	1.01
West Pharmaceutical Services	119	36	1.04
Zoetis, Inc.	216	37	1.08

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Value Index as of June 30, 2022:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Value Index
AES Corp.	1,628	$34	1.13%
AT&T, Inc.	1,648	35	1.14
Biogen, Inc.	167	34	1.13
Cardinal Health, Inc.	591	31	1.02
Cbre Group, Inc. — Class A	414	31	1.01
Centene Corp.	401	34	1.12
Cigna Corp.	126	33	1.10
Citigroup, Inc.	688	32	1.05
Citizens Financial Group	854	30	1.01
Conagra Brands, Inc.	899	31	1.02
Constellation Energy	575	33	1.09
Cummins, Inc.	164	32	1.05
CVS Health Corp.	332	31	1.02
Diamondback Energy, Inc.	260	31	1.04
Digital Realty Trust, Inc.	255	33	1.10
Dish Network Corp. — Class A	1,735	31	1.03
DR Horton, Inc.	484	32	1.06
DXC Technology Co.	1,162	35	1.17
Edison International	484	31	1.01
Entergy Corp.	277	31	1.03
Equity Residential	437	32	1.05
Exxon Mobil Corp.	381	33	1.08
Fedex Corp.	157	36	1.18
Fidelity National Information Services	350	32	1.06
Fox Corp. — Class A	968	31	1.03
Franklin Resources, Inc.	1,337	31	1.03
Global Payments, Inc.	276	30	1.01
Goldman Sachs Group, Inc.	108	32	1.07
Huntington Ingalls Industries	156	34	1.13

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Value Index (cont'd)
Invesco Ltd.	1,874	$30	1.00%
Laboratory Corporation of America Holdings	134	31	1.04
Leidos Holdings, Inc.	316	32	1.06
Lennar Corp. — Class A	439	31	1.03
Lumen Technologies, Inc.	2,912	32	1.05
Metlife, Inc.	510	32	1.06
Moderna, Inc.	252	36	1.19
Molson Coors Beverage Co. — Class B	577	31	1.04
Organon & Co.	953	32	1.07
Paccar, Inc.	389	32	1.06
Penn National Gaming, Inc.	1,084	33	1.09
Pfizer, Inc.	653	34	1.13
Pinnacle West Capital	440	32	1.07
Pultegroup, Inc.	775	31	1.02
Quest Diagnostics, Inc.	240	32	1.06
Regions Financial Corp.	1,626	30	1.01
Tapestry, Inc.	1,083	33	1.09
Textron, Inc.	521	32	1.05
Tyson Foods, Inc. — Class A	361	31	1.03
United Parcel Services — Class B	185	34	1.12
Viatris, Inc.	3,026	32	1.05

@  Value/Notional amount is less than $500.

*  Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

BTP  Buoni del Tesoro Poliennali.

CAC  Cotation Assistée en Continu.

CDI  Certificado de Depósito Interbancári.

CME  Chicago Mercantile Exchange.

FTSE  Financial Times Stock Exchange.

IBEX  Índice Bursátil Español.

MIB  Milano Indice di Borsa.

MSCI  Morgan Stanley Capital International.

SGX  Singapore Exchange Ltd.

SPI  Schedule Performance Index.

TIIE  Interbank Equilibrium Interest Rate.

WTI  West Texas Intermediate.

AUD  — Australian Dollar

BRL  — Brazilian Real

CAD  — Canadian Dollar

CHF  — Swiss Franc

CLP  — Chilean Peso

CNH  — Chinese Yuan Renminbi Offshore

CNY  — Chinese Yuan Renminbi

COP  — Colombian Peso

CZK  — Czech Koruna

DKK  — Danish Krone

EUR  — Euro

GBP  — British Pound

HKD  — Hong Kong Dollar

HUF  — Hungarian Forint

IDR  — Indonesian Rupiah

ILS  — Israeli Shekel

INR  — Indian Rupee

JPY  — Japanese Yen

KRW  — South Korean Won

MXN  — Mexican Peso

MYR  — Malaysian Ringgit

NOK  — Norwegian Krone

NZD  — New Zealand Dollar

PEN  — Peruvian Nuevo Sol

PLN  — Polish Zloty

RON  — Romanian New Leu

RUB  — Russian Ruble

SEK  — Swedish Krona

SGD  — Singapore Dollar

THB  — Thai Baht

TRY  — Turkish Lira

TWD  — Taiwan Dollar

USD  — United States Dollar

ZAR  — South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	55.1%
Common Stocks	30.7
Short-Term Investments	14.2
Total Investments	100.0	%**

**  Does not include open long/short futures contracts with a value of approximately $23,318,000 and net unrealized appreciation of approximately $81,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $16,000. Also does not include open swap agreements with net unrealized depreciation of approximately $2,916,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $76,618)	$70,817
Investment in Security of Affiliated Issuer, at Value (Cost $10,902)	10,902
Total Investments in Securities, at Value (Cost $87,520)	81,719
Foreign Currency, at Value (Cost $571)	568
Due from Broker	3,220
Receivable for Investments Sold	951
Receivable for Variation Margin on Futures Contracts	860
Unrealized Appreciation on Swap Agreements	375
Interest Receivable	227
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	120
Tax Reclaim Receivable	36
Dividends Receivable	29
Receivable from Affiliate	9
Receivable for Fund Shares Sold	4
Due from Adviser	3
Other Assets	17
Total Assets	88,138
Liabilities:
Unrealized Depreciation on Swap Agreements	2,803
Payable for Investments Purchased	2,271
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	136
Payable for Professional Fees	70
Payable for Custodian Fees	40
Payable for Servicing Fees	27
Bank Overdraft	14
Payable for Fund Shares Redeemed	7
Payable for Administration Fees	6
Payable for Transfer Agency Fees	3
Payable for Distribution Fees — Class II Shares	1
Other Liabilities	119
Total Liabilities	5,497
NET ASSETS	$82,641
Net Assets Consist of:
Paid-in-Capital	$77,703
Total Distributable Earnings	4,938
Net Assets	$82,641
CLASS I:
Net Assets	$69,042
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,388,142 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.34
CLASS II:
Net Assets	$13,599
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,465,060 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.28
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $1 of Foreign Taxes Withheld)	$476
Dividends from Securities of Unaffiliated Issuers (Net of $40 of Foreign Taxes Withheld)	471
Dividends from Security of Affiliated Issuer (Note H)	23
Total Investment Income	970
Expenses:
Advisory Fees (Note B)	355
Professional Fees	107
Custodian Fees (Note G)	100
Servicing Fees (Note D)	73
Pricing Fees	44
Administration Fees (Note C)	38
Distribution Fees — Class II Shares (Note E)	19
Shareholder Reporting Fees	16
Transfer Agency Fees (Note F)	5
Directors' Fees and Expenses	3
Other Expenses	3
Total Expenses	763
Waiver of Advisory Fees (Note B)	(320)
Waiver of Distribution Fees — Class II Shares (Note E)	(11)
Rebate from Morgan Stanley Affiliate (Note H)	(5)
Net Expenses	427
Net Investment Income	543
Realized Gain (Loss):
Investments Sold	(457)
Foreign Currency Forward Exchange Contracts	(124)
Foreign Currency Translation	306
Futures Contracts	2,143
Swap Agreements	(2,572)
Net Realized Loss	(704)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $1)	(14,171)
Foreign Currency Forward Exchange Contracts	11
Foreign Currency Translation	(6)
Futures Contracts	204
Swap Agreements	(3,624)
Net Change in Unrealized Appreciation (Depreciation)	(17,586)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(18,290)
Net Decrease in Net Assets Resulting from Operations	$(17,747)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$543	$937
Net Realized Gain (Loss)	(704)	16,015
Net Change in Unrealized Appreciation (Depreciation)	(17,586)	(8,416)
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,747)	8,536
Dividends and Distributions to Shareholders:
Class I	—	(4,709)
Class II	—	(855)
Total Dividends and Distributions to Shareholders	—	(5,564)
Capital Share Transactions:(1)
Class I:
Subscribed	1,975	5,366
Distributions Reinvested	—	4,709
Redeemed	(6,762)	(12,450)
Class II:
Subscribed	850	1,095
Distributions Reinvested	—	855
Redeemed	(1,164)	(1,825)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,101)	(2,250)
Total Increase (Decrease) in Net Assets	(22,848)	722
Net Assets:
Beginning of Period	105,489	104,767
End of Period	$82,641	$105,489
(1) Capital Share Transactions:
Class I:
Shares Subscribed	184	470
Shares Issued on Distributions Reinvested	—	421
Shares Redeemed	(644)	(1,099)
Net Decrease in Class I Shares Outstanding	(460)	(208)
Class II:
Shares Subscribed	81	97
Shares Issued on Distributions Reinvested	—	77
Shares Redeemed	(110)	(162)
Net Increase (Decrease) in Class II Shares Outstanding	(29)	12

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Consolidated Financial Highlights

Global Strategist Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$11.30		$10.99		$10.91		$9.85		$11.17		$9.87
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.06		0.10		0.09		0.16		0.16		0.20
Net Realized and Unrealized Gain (Loss)	(2.02)		0.81		0.95		1.56		(0.86)		1.38
Total from Investment Operations	(1.96)		0.91		1.04		1.72		(0.70)		1.58
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)		(0.16)		(0.20)		(0.13)		(0.12)
Net Realized Gain	—		(0.39)		(0.80)		(0.46)		(0.49)		(0.16)
Total Distributions	—		(0.60)		(0.96)		(0.66)		(0.62)		(0.28)
Net Asset Value, End of Period	$9.34		$11.30		$10.99		$10.91		$9.85		$11.17
Total Return(2)	(17.35	)%(5)	8.37%		10.92%		17.77%		(6.50)%		16.11%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$69,042		$88,704		$88,563		$89,575		$87,675		$107,015
Ratio of Expenses Before Expense Limitation	1.58	%(6)	1.52%		1.59%		1.49%		1.44%		1.42%
Ratio of Expenses After Expense Limitation	0.89	%(3)(6)	0.90	%(3)	0.88	%(3)	0.88	%(3)	0.89	%(3)	0.88	%(3)
Ratio of Net Investment Income	1.16	%(3)(6)	0.89	%(3)	0.89	%(3)	1.55	%(3)	1.48	%(3)	1.85	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(4)	0.02%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	37	%(5)	111%		114%		124%		85%		99%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022

Consolidated Financial Highlights

Global Strategist Portfolio

	Class II
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$11.23		$10.93		$10.85		$9.79		$11.11		$9.82
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.05		0.09		0.08		0.15		0.15		0.18
Net Realized and Unrealized Gain (Loss)	(2.00)		0.80		0.94		1.56		(0.86)		1.38
Total from Investment Operations	(1.95)		0.89		1.02		1.71		(0.71)		1.56
Distributions from and/or in Excess of:
Net Investment Income	—		(0.20)		(0.14)		(0.19)		(0.12)		(0.11)
Net Realized Gain	—		(0.39)		(0.80)		(0.46)		(0.49)		(0.16)
Total Distributions	—		(0.59)		(0.94)		(0.65)		(0.61)		(0.27)
Net Asset Value, End of Period	$9.28		$11.23		$10.93		$10.85		$9.79		$11.11
Total Return(2)	(17.36	)%(5)	8.22%		10.85%		17.74%		(6.65)%		15.96%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,599		$16,785		$16,204		$16,589		$16,906		$21,700
Ratio of Expenses Before Expense Limitation	1.83	%(6)	1.77%		1.84%		1.74%		1.69%		1.67%
Ratio of Expenses After Expense Limitation	0.99	%(3)(6)	1.00	%(3)	0.98	%(3)	0.98	%(3)	0.99	%(3)	0.98	%(3)
Ratio of Net Investment Income	1.06	%(3)(6)	0.79	%(3)	0.79	%(3)	1.45	%(3)	1.38	%(3)	1.75	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(4)	0.02%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	37	%(5)	111%		114%		124%		85%		99%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Global Strategist Portfolio. The Fund seeks total return and offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, VIF Global Strategist Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2022, the Subsidiary represented approximately $11,724,000 or approximately 14.19% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal

Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Total return swaps may also be fair valued using direct accrual/return calculations if prices on the reference asset on the total return leg of the swap are available from a pricing service/vendor for such instrument. In the event that the reference asset on the total return leg of the swap is a benchmark index, then price of such reference asset may be obtained from a pricing service provider or from the benchmark index sponsor; (6) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the

NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$4	$—	$4
Agency Fixed Rate Mortgages	—	3,237	—	3,237
Asset-Backed Securities	—	150	—	150
Commercial Mortgage- Backed Securities	—	563	—	563
Corporate Bonds	—	10,935	—	10,935
Mortgages - Other	—	1,215	—	1,215
Sovereign	—	23,214	9	23,223
Supranational	—	1,180	—	1,180
U.S. Treasury Securities	—	4,503	—	4,503
Total Fixed Income Securities	—	45,001	9	45,010
Common Stocks
Aerospace & Defense	233	154	—	387
Air Freight & Logistics	85	60	—	145
Airlines	6	6	—	12
Auto Components	29	30	—	59
Automobiles	253	164	—	417
Banks	824	1,669	—	2,493
Beverages	237	225	—	462
Biotechnology	298	79	—	377
Building Products	58	78	—	136
Capital Markets	442	272	—	714
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Chemicals	$265	$291	$—		$556
Commercial Services & Supplies	85	23	—		108
Communications Equipment	89	43	—		132
Construction & Engineering	12	79	—		91
Construction Materials	14	56	—		70
Consumer Finance	78	—	—		78
Containers & Packaging	52	7	—		59
Distributors	19	—	—		19
Diversified Consumer Services	—	2	—		2
Diversified Financial Services	152	77	—		229
Diversified Telecommunication Services	259	227	—		486
Electric Utilities	275	207	—		482
Electrical Equipment	72	150	—		222
Electronic Equipment, Instruments & Components	84	29	—		113
Energy Equipment & Services	40	12	—	†	52	†
Entertainment	161	25	—		186
Equity Real Estate Investment Trusts (REITs)	372	87	—		459
Food & Staples Retailing	264	107	—		371
Food Products	148	387	—		535
Gas Utilities	14	31	—		45
Health Care Equipment & Supplies	348	159	—		507
Health Care Providers & Services	441	37	—		478
Health Care Technology	13	—	—		13
Hotels, Restaurants & Leisure	262	150	—		412
Household Durables	45	27	—		72
Household Products	180	80	—		260
Independent Power Producers & Energy Traders	20	33	—		53
Industrial Conglomerates	103	119	—		222
Information Technology Services	669	108	—		777
Insurance	423	491	—		914
Interactive Media & Services	671	16	—		687
Internet & Direct Marketing Retail	364	71	—		435
Leisure Products	5	—	—		5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Life Sciences Tools & Services	$241		$66		$—		$307
Machinery	196		201		—		397
Marine	—		33		—		33
Media	143		46		—		189
Metals & Mining	184		322	†	—		506	†
Multi-Line Retail	83		24		—		107
Multi-Utilities	130		95		—		225
Oil, Gas & Consumable Fuels	1,767		525		—		2,292
Paper & Forest Products	7		40		—		47
Personal Products	23		197		—		220
Pharmaceuticals	595		1,049		—		1,644
Professional Services	72		152		—		224
Real Estate Management & Development	17		100		—		117
Road & Rail	264		7		—		271
Semiconductors & Semiconductor Equipment	642		240		—		882
Software	1,176		146	†	—		1,322	†
Specialty Retail	237		41		—		278
Tech Hardware, Storage & Peripherals	810		8		—		818
Textiles, Apparel & Luxury Goods	75		381		—		456
Tobacco	76		119		—		195
Trading Companies & Distributors	32		68		—		100
Transportation Infrastructure	—		49		—		49
Water Utilities	15		16		—		31
Wireless Telecommunication Services	48		45		—		93
Total Common Stocks	15,297		9,838	†	—	†	25,135	†
Warrant	—	@	—		—		—	@
Short-Term Investments
Investment Company	10,902		—		—		10,902
U.S. Treasury Security	—		672		—		672
Total Short-Term Investments	10,902		672		—		11,574
Foreign Currency Forward Exchange Contracts	—		120		—		120
Futures Contracts	174		—		—		174
Total Return Swap Agreements	—		375		—		375
Total Assets	26,373		56,006	†	9	†	82,388	†
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Liabilities:
Foreign Currency Forward Exchange Contracts	$—	$(136)	$—		$(136)
Futures Contracts	(93)	—	—		(93)
Interest Rate Swap Agreements	—	(488)	—		(488)
Total Return Swap Agreements	—	(2,803)	—		(2,803)
Total Liabilities	(93)	(3,427)	—		(3,520)
Total	$26,280	$52,579 †	$9	†	$78,868 †

@  Value is less than $500.

†  Includes one or more securities valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fixed Income (000)	Common Stock (000)
Beginning Balance	$—	$—
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	9	—	†
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	—	—
Realized gains (losses)	—	—
Ending Balance	$9	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2022	$—	$—

†  Includes one or more securities valued at zero.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2022:

	Fair Value at June 30, 2022 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Sovereign	$9	Market Implied	Expected Recovery Value	$0.15	Increase

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund may enter into total return swaps in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swaps may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder, and conversely, that the Fund will not be able to meet its obligation to the counterparty.

The Fund may enter into interest rate swaps which is an agreement between two parties to exchange their respective commitments to pay or receive interest. Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate swaps is typically limited to the net amount of interest payments that the Fund is contractually obligated to make.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2022:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$120
Futures Contract	Variation Margin on Futures Contract	Commodity Risk	30	(a)
Futures Contract	Variation Margin on Futures Contract	Currency Risk	31	(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	7	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	106	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	375
Total			$669
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(136)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(52	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(41	)(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(488	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(2,803)
Total			$(3,520)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2022 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(124)
Commodity Risk	Futures Contracts	(50)
Currency Risk	Futures Contracts	159
Equity Risk	Futures Contracts	813
Interest Rate Risk	Futures Contracts	1,221
Equity Risk	Swap Agreements	(2,427)
Interest Rate Risk	Swap Agreements	(145)
Total		$(553)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$11
Commodity Risk	Futures Contracts	33
Currency Risk	Futures Contracts	31
Equity Risk	Futures Contracts	47
Interest Rate Risk	Futures Contracts	93
Equity Risk	Swap Agreements	(2,978)
Interest Rate Risk	Swap Agreements	(646)
Total		$(3,409)

At June 30, 2022, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$120	$(136)
Swap Agreements	375	(2,803)
Total	$495	$(2,939)

(b)  Excludes exchange-traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)		Collateral Received(d) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$—	@	$	(— @)	$—	$0
Barclays Bank PLC	—	@		(— @)	—	0
BNP Paribas SA	150			(105)	—	45
Citibank NA	—	@		(— @)	—	0
Goldman Sachs International	13			(13)	—	0
JPMorgan Chase Bank NA	307			(304)	—	3
State Street Bank and Trust Co.	—	@		—	—	—	@
UBS AG	25			(25)	—	0
Total	$495			$(447)	$—	$48
Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)		Collateral Pledged(d) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$6		$	(— @)	$—	$6
Barclays Bank PLC	30			(— @)	—	30
BNP Paribas SA	1,368			(105)	(1,263)	0
Citibank NA	—	@		(— @)	—	0
Goldman Sachs International	731			(13)	(670)	48
JPMorgan Chase Bank NA	763			(304)	(290)	169
Royal Bank of Canada	2			—	—	2
UBS AG	39			(25)	—	14
Total	$2,939			$(447)	$(2,223)	$269

@  Value is less than $500.

(d)  In some instances, the actual collateral received or pledged may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2022, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$30,560,000
Futures Contracts:
Average monthly notional value	$34,849,000
Swap Agreements:
Average monthly notional amount	$28,250,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.06% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares and 1.00% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $320,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.15% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2022, this waiver amounted to approximately $11,000.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $9,505,000 and $18,365,000, respectively. For the six months ended June 30, 2022, purchases and sales of long-term U.S. Government securities were approximately $20,415,000 and $17,083,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $5,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$13,700	$27,953	$30,751	$23
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$10,902

During the six months ended June 30, 2022, the Fund incurred less than $500 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator, Sub-Adviser and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$4,054	$1,510	$4,575	$4,083

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2021.

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$5,291	$9,927

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 73.0%.

L. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

On February 24, 2022, Russia launched a large-scale invasion of Ukraine significantly amplifying already existing geopolitical tensions. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Russian governmental institutions, Russian entities, and Russian individuals, which have had a negative impact on the Russian economy, on the Russian currency, and on the investments having exposure to Russia, Ukraine, and other combatants, including Belarus. Russia in turn has imposed its own restrictions against investors and countries outside Russia and has proposed additional measures aimed at non-Russian-owned businesses. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the war on the global economy. The escalation or continuation of the war between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund's investments beyond any direct exposure to Russian or Ukrainian issuers. The duration and extent of the economic impacts resulting from the military conflict with Russia and the related sanctions is uncertain at this time.

M. LIBOR Discontinuance or Unavailability Risk: LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The Financial Conduct Authority (the "FCA"), which is the regulatory authority that oversees financial services firms, financial markets in the U.K. and the administrator of LIBOR, has announced that, after the end of 2021, one-week and two-month U.S. Dollar LIBOR and all non-U.S. Dollar LIBOR settings have either ended or are no longer representative of the underlying market they seek to measure. The FCA also announced that the most commonly used U.S. Dollar LIBOR settings, may continue to be provided on a representative basis until mid-2023. However, in connection with supervisory guidance from regulators, some regulated entities may no longer enter into most new LIBOR-based contracts. As a result of the foregoing, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain derivatives and other instruments or investments comprising some or all of the Fund's portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to establish new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund's investments and result in costs incurred in connection with closing out positions and entering into new trades.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Although state and federal statutes have been enacted to address difficult LIBOR transition issues, the application and effect of these statutes are uncertain. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR is still developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions develops. All of the aforementioned may adversely affect the Fund's performance or NAV.

N. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	113,375,219	4,792,054
Nancy C. Everett	113,605,585	4,561,688
Eddie A. Grier	113,188,820	4,978,453
Jakki L. Haussler	113,619,810	4,547,463
Patricia A. Maleski	113,689,242	4,478,031

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average and the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.

522 Fifth Avenue

New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFIMSAN
4870100 EXP 08.31.23

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant's internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 certification.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Insurance Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

August 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

August 17, 2022

/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

August 17, 2022